UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21774
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2016
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

Semi-Annual Report        June 30, 2016

--------------------------------------------------------------------------------

      First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund (FPA)
      First Trust Europe AlphaDEX(R) Fund (FEP)
      First Trust Latin America AlphaDEX(R) Fund (FLN)
      First Trust Brazil AlphaDEX(R) Fund (FBZ)
      First Trust China AlphaDEX(R) Fund (FCA)
      First Trust Japan AlphaDEX(R) Fund (FJP)
      First Trust South Korea AlphaDEX(R) Fund (FKO)
      First Trust Developed Markets ex-US AlphaDEX(R) Fund (FDT)
      First Trust Emerging Markets AlphaDEX(R) Fund (FEM)
      First Trust Germany AlphaDEX(R) Fund (FGM)
      First Trust Canada AlphaDEX(R) Fund (FCAN)
      First Trust Australia AlphaDEX(R) Fund (FAUS)
      First Trust United Kingdom AlphaDEX(R) Fund (FKU)
      First Trust Taiwan AlphaDEX(R) Fund (FTW)
      First Trust Hong Kong AlphaDEX(R) Fund (FHK)
      First Trust Switzerland AlphaDEX(R) Fund (FSZ)
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS) First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)
      First Trust Eurozone AlphaDEX(R) ETF (FEUZ)


                                  ALPHADEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
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


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TABLE OF CONTENTS
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2016

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
    First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund (FPA)................   4
    First Trust Europe AlphaDEX(R) Fund (FEP)...............................   6
    First Trust Latin America AlphaDEX(R) Fund (FLN)........................   8
    First Trust Brazil AlphaDEX(R) Fund (FBZ)...............................  10
    First Trust China AlphaDEX(R) Fund (FCA)................................  12
    First Trust Japan AlphaDEX(R) Fund (FJP)................................  14
    First Trust South Korea AlphaDEX(R) Fund (FKO)..........................  16
    First Trust Developed Markets ex-US AlphaDEX(R) Fund (FDT)..............  18
    First Trust Emerging Markets AlphaDEX(R) Fund (FEM).....................  20
    First Trust Germany AlphaDEX(R) Fund (FGM)..............................  22
    First Trust Canada AlphaDEX(R) Fund (FCAN)..............................  24
    First Trust Australia AlphaDEX(R) Fund (FAUS)...........................  26
    First Trust United Kingdom AlphaDEX(R) Fund (FKU).......................  28
    First Trust Taiwan AlphaDEX(R) Fund (FTW)...............................  30
    First Trust Hong Kong AlphaDEX(R) Fund (FHK)............................  32
    First Trust Switzerland AlphaDEX(R) Fund (FSZ)..........................  34
    First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS)...  36
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)..........  38
    First Trust Eurozone AlphaDEX(R) ETF (FEUZ).............................  40
Notes to Fund Performance Overview..........................................  42
Understanding Your Fund Expenses............................................  43
Portfolio of Investments
    First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund (FPA)................  45
    First Trust Europe AlphaDEX(R) Fund (FEP)...............................  47
    First Trust Latin America AlphaDEX(R) Fund (FLN)........................  52
    First Trust Brazil AlphaDEX(R) Fund (FBZ)...............................  54
    First Trust China AlphaDEX(R) Fund (FCA)................................  56
    First Trust Japan AlphaDEX(R) Fund (FJP)................................  59
    First Trust South Korea AlphaDEX(R) Fund (FKO)..........................  63
    First Trust Developed Markets ex-US AlphaDEX(R) Fund (FDT)..............  65
    First Trust Emerging Markets AlphaDEX(R) Fund (FEM).....................  71
    First Trust Germany AlphaDEX(R) Fund (FGM)..............................  75
    First Trust Canada AlphaDEX(R) Fund (FCAN)..............................  78
    First Trust Australia AlphaDEX(R) Fund (FAUS)...........................  80
    First Trust United Kingdom AlphaDEX(R) Fund (FKU).......................  82
    First Trust Taiwan AlphaDEX(R) Fund (FTW)...............................  84
    First Trust Hong Kong AlphaDEX(R) Fund (FHK)............................  86
    First Trust Switzerland AlphaDEX(R) Fund (FSZ)..........................  88
    First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS)...  90
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)..........  96
    First Trust Eurozone AlphaDEX(R) ETF (FEUZ)............................. 100
Statements of Assets and Liabilities........................................ 104
Statements of Operations.................................................... 108
Statements of Changes in Net Assets......................................... 112
Financial Highlights........................................................ 120
Notes to Financial Statements............................................... 135
Additional Information...................................................... 145

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2016

Dear Shareholders:

Thank you for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the six months ended June 30, 2016, including a market overview and the financial reports for the period. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember. First, the U.S. economy grew, despite the massive decline in oil prices. Second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. From December 31, 2015 through February 11, 2016, the S&P 500(R) Index declined by 10.27%. Since then, the market has made a steady comeback, and as of June 30, 2016, the S&P 500(R) Index was up 15.73%.

First Trust believes that having a long-term investment horizon and investing in quality products can help you reach your goals, regardless of how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investment opportunities each and every day, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                      EXCHANGE-TRADED ALPHADEX(R) FUND II
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2016

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.


Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY/INVESTING

One of the reasons cited by the Federal Reserve for not raising interest rates beyond the initial 0.25% hike in the federal funds target rate on December 16, 2015 is the slowdown in global growth. The International Monetary Fund reduced its global growth estimate for 2016 from 3.4% in January to 3.2% in April. It also shaved its 2017 estimate by 0.1% to 3.5%, according to its own release. To help put this concern into perspective, the rate was 5.4% in 2010.

Shocks can come from anywhere at any time. The Brexit (British + Exit) vote held on June 23, 2016 certainly qualifies. The citizens of the United Kingdom ("U.K.") voted 52% to 48% to leave the European Union ("EU"), according to the BBC. The news was not well-received by the global equities markets. It is not known how it might impact the European recovery underway. In the two trading days (June 24 & June 27) following the vote, total world equity market capitalization ("cap") dropped from $63.81 trillion to $60.17 trillion, or a decline of $3.64 trillion, according to Bloomberg. The global equities markets, however, rebounded to close on June 30 at a combined market cap of $62.70 trillion. The U.K. and the EU are likely going to need months to negotiate this exit.

Global mergers and acquisitions ("M&A") activity totaled $1.6 trillion in the first half of 2016, down 19% from the same period a year ago, according to Thomson Reuters. Global M&A had its biggest year ever in 2015, with deal volume topping out at $4.7 trillion, according to Thomson Reuters.

The number of global IPOs launched in the first half of 2016 totaled 97, down 51.0% from the 198 brought to market in the first half of 2015, according to data from Renaissance Capital. Companies raised $32.1 billion, down 63.2% from the $87.3 billion raised in the first half of 2015. While activity in Q2'16 lagged the pace in Q1'15 and Q2'15, the majority of the decline in 2016 activity occurred in Q1'16, which netted proceeds totaling just $9.6 billion spanning 29 IPOs.

ETFGI, an industry research group, reported that total assets invested in exchange-traded funds ("ETFs") and other exchange-traded products ("ETPs") reached a record high of $3.18 trillion globally in June 2016, according to its own release. Total assets invested in U.S. ETFs/ETPs reached a record high of $2.26 trillion in June 2016.

PERFORMANCE OF FOREIGN STOCKS AND BONDS

The U.S. dollar declined by 2.52% against a basket of major currencies in the first six months of 2016, as measured by the U.S. Dollar Index ("DXY"). DXY had appreciated 23.63% in the 18-month period ended December 31, 2015. With respect to U.S. investors, a stronger U.S. dollar can negatively impact returns on foreign securities.

Due to a dip in the value of the U.S. dollar and some downward pressure on interest rates in most major economies around the globe, foreign bond indices performed well in the first six months of 2016. The Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of 9.06% (USD), while the Barclays Global Aggregate Index of higher quality debt rose 8.96%
(USD). Foreign equities finished mixed. The MSCI Emerging Markets Index of stocks posted a total return of 6.41% (USD), while the MSCI World Index (excluding the U.S.) posted a total return of -2.98% (USD).

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

The First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Asia Pacific Ex-Japan Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC. (the "Nasdaq" or the "Exchange") under the ticker symbol "FPA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Asia Pacific Ex-Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL               CUMULATIVE
                                                                                 TOTAL RETURNS              TOTAL RETURNS
                                              6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                               6/30/16       6/30/16        6/30/16     to 6/30/16      6/30/16     to 6/30/16

FUND PERFORMANCE
NAV                                             1.07%        -7.87%           0.81%         1.10%          4.12%         5.86%
Market Price                                    1.23%        -7.73%           0.41%         0.97%          2.09%         5.17%

INDEX PERFORMANCE
Defined Asia Pacific Ex-Japan Index(1)          2.33%        -7.66%           1.42%         1.63%          7.30%         8.79%
NASDAQ AlphaDEX(R) Asia Pacific
   Ex-Japan Index(2)                            0.26%        -7.79%             N/A           N/A            N/A           N/A
NASDAQ DM Asia Pacific Ex-Japan
   Index(2)                                     2.50%           N/A             N/A           N/A            N/A           N/A
S&P Asia Pacific Ex-Japan BMI Index             2.87%        -6.53%          -0.30%        -0.63%         -1.50%        -3.22%
MSCI Pacific Ex-Japan Index                     2.47%        -6.75%           0.86%         0.38%          4.37%         1.99%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Asia Pacific Ex-Japan Index was replaced with the NASDAQ AlphaDEX(R) Asia Pacific Ex-Japan Index effective October 13, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    31.0%
Industrials                                   14.5
Materials                                     13.9
Consumer Discretionary                        11.5
Health Care                                    6.2
Telecommunication Services                     5.6
Information Technology                         5.1
Consumer Staples                               4.6
Energy                                         3.8
Utilities                                      3.8
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
SK Hynix, Inc.                                 2.0%
Link REIT                                      2.0
Dexus Property Group                           1.9
Lee & Man Paper Manufacturing Ltd.             1.9
Fortescue Metals Group Ltd.                    1.9
New World Development Co., Ltd.                1.8
PCCW Ltd.                                      1.8
Hongkong Land Holdings Ltd.                    1.7
Nine Dragons Paper Holdings Ltd.               1.7
BlueScope Steel Ltd.                           1.7
                                             ------
    Total                                     18.4%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    APRIL 18, 2011 - JUNE 30, 2016

              First Trust
         Asia Pacific ex-Japan       Defined Asia Pacific        S&P Asia Pacific         MSCI Pacific
           AlphaDEX(R) Fund             ex-Japan Index          Ex-Japan BMI Index       Ex-Japan Index
4/18/11         $10,000                    $10,000                    $10,000               $10,000
6/30/11          10,170                     10,139                      9,825                 9,772
12/31/11          7,822                      7,876                      8,216                 8,314
6/30/12           8,100                      8,119                      8,614                 8,798
12/31/12          9,586                      9,653                     10,061                10,357
6/30/13           8,635                      8,832                      9,335                 9,875
12/31/13          9,953                     10,226                     10,487                10,926
6/30/14          10,878                     11,073                     11,168                11,735
12/31/14         10,374                     10,653                     10,112                10,875
6/30/15          11,492                     11,782                     10,356                10,938
12/31/15         10,475                     10,633                      9,410                 9,954
6/30/16          10,587                     10,881                      9,680                10,200
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          69               43              9               1
1/1/12 - 12/31/12           94               70             11               1
1/1/13 - 12/31/13           93               77             18               0
1/1/14 - 12/31/14           98               36              0               0
1/1/15 - 12/31/15           71               40              4               0
1/1/16 - 6/30/16            26               11              0               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          43                7              5               1
1/1/12 - 12/31/12           61               13              0               0
1/1/13 - 12/31/13           44               15              5               0
1/1/14 - 12/31/14           83               32              3               0
1/1/15 - 12/31/15           76               52              9               0
1/1/16 - 6/30/16            47               34              6               1

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

The First Trust Europe AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Europe Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FEP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Europe Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/16       6/30/16        6/30/16     to 6/30/16      6/30/16     to 6/30/16

FUND PERFORMANCE
NAV                                             -6.02%        -9.46%          0.68%         1.15%          3.43%         6.13%
Market Price                                    -5.73%        -9.66%          0.52%         1.15%          2.62%         6.12%

INDEX PERFORMANCE
Defined Europe Index(1)                         -4.71%        -6.93%          1.87%         2.40%          9.71%        13.13%
NASDAQ AlphaDEX(R) Europe Index(2)              -6.79%        -9.04%            N/A           N/A            N/A           N/A
NASDAQ DM Europe Index(2)                       -5.59%       -10.82%            N/A           N/A            N/A           N/A
S&P Europe BMI Index                            -5.41%       -10.62%          1.73%         2.27%          8.95%        12.39%
MSCI Europe Index                               -5.13%       -11.22%          1.02%         1.60%          5.22%         8.60%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Europe Index was replaced with the NASDAQ AlphaDEX(R) Europe Index effective October 13, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   27.2%
Financials                                    24.2
Consumer Discretionary                        13.9
Materials                                     11.9
Consumer Staples                              10.2
Health Care                                    3.8
Utilities                                      3.3
Information Technology                         3.2
Energy                                         1.8
Telecommunication Services                     0.5
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Adidas AG                                      1.1%
3i Group PLC                                   1.0
NMC Health PLC                                 1.0
KUKA AG                                        1.0
Emmi AG                                        1.0
HOCHTIEF AG                                    0.9
Umicore S.A.                                   0.9
UPM-Kymmene OYJ                                0.9
Gamesa Corp. Tecnologica S.A.                  0.9
OSRAM Licht AG                                 0.9
                                             ------
    Total                                      9.6%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    APRIL 18, 2011 - JUNE 30, 2016

           First Trust Europe             Defined Europe             S&P Europe             MSCI Europe
            AlphaDEX(R) Fund                   Index                 BMI Index                 Index
4/18/11          $10,000                      $10,000                 $10,000                 $10,000
6/30/11           10,265                       10,315                  10,315                  10,321
12/31/11           7,547                        7,654                   8,320                   8,418
6/30/12            7,650                        7,755                   8,567                   8,620
12/31/12           9,206                        9,310                  10,002                  10,028
6/30/13            9,672                        9,859                  10,295                  10,247
12/31/13          12,091                       12,428                  12,718                  12,560
6/30/14           12,802                       13,190                  13,462                  13,248
12/31/14          11,016                       11,459                  11,997                  11,784
6/30/15           11,724                       12,155                  12,573                  12,234
12/31/15          11,295                       11,872                  11,880                  11,449
6/30/16           10,615                       11,313                  11,237                  10,862
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          69               60             21               3
1/1/12 - 12/31/12           71              110             49               1
1/1/13 - 12/31/13           70              152             22               1
1/1/14 - 12/31/14          147               25              1               0
1/1/15 - 12/31/15          144               46              5               0
1/1/16 - 6/30/16            25                4              0               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          19                6              0               0
1/1/12 - 12/31/12           18                1              0               0
1/1/13 - 12/31/13            6                1              0               0
1/1/14 - 12/31/14           69                9              1               0
1/1/15 - 12/31/15           51                6              0               0
1/1/16 - 6/30/16            73               20              3               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

The First Trust Latin America AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Latin America Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FLN." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Latin America Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/16       6/30/16        6/30/16     to 6/30/16      6/30/16     to 6/30/16

FUND PERFORMANCE
NAV                                             25.58%        -5.82%          -8.80%        -8.27%        -36.90%       -36.17%
Market Price                                    26.02%        -5.99%          -8.97%        -8.31%        -37.48%       -36.30%

INDEX PERFORMANCE
Defined Latin America Index(1)                  25.33%        -5.86%          -7.79%        -7.22%        -33.34%       -32.31%
NASDAQ AlphaDEX(R) Latin America Index(2)       23.79%        -7.27%             N/A           N/A            N/A           N/A
NASDAQ Latin America Index(2)                   24.88%        -5.94%             N/A           N/A            N/A           N/A
S&P Latin America BMI Index                     24.49%        -6.96%          -9.92%        -9.48%        -40.69%       -40.42%
MSCI EM Latin America Index                     25.47%        -7.57%         -10.13%        -9.70%        -41.39%       -41.16%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Latin America Index was replaced with the NASDAQ AlphaDEX(R) Latin America Index effective October 13, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Staples                              24.5%
Utilities                                     21.8
Financials                                    17.0
Materials                                     10.7
Consumer Discretionary                         9.3
Industrials                                    6.4
Telecommunication Services                     5.7
Energy                                         4.6
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Centrais Electricas Brasileiras S.A.
   (Preference Shares)                         4.7%
Cia de Saneamento Basico do
   Estado de Sao Paulo                         4.2
Raia Drogasil S.A.                             4.2
Cia Siderugica Nacional S.A.                   3.8
CPFL Energia S.A.                              3.7
Itausa - Investimentos Itau S.A.
   (Preference Shares)                         3.5
Kroton Educacional S.A.                        3.3
JBS S.A.                                       3.2
Cia Energetica de Minas Gerais
   (Preference Shares)                         3.1
Banco do Brasil S.A.                           3.0
                                             ------
    Total                                     36.7%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    APRIL 18, 2011 - JUNE 30, 2016

                First Trust
               Latin America            Defined Latin          S&P Latin America          MSCI EM Latin
              AlphaDEX(R) Fund          America Index              BMI Index              America Index
4/18/11           $10,000                  $10,000                  $10,000                  $10,000
6/30/11            10,114                   10,154                   10,046                   10,039
12/31/11            8,359                    8,513                    8,185                    8,236
6/30/12             8,525                    8,699                    8,258                    8,196
12/31/12            9,474                    9,759                    9,127                    8,949
6/30/13             8,424                    8,774                    7,859                    7,625
12/31/13            8,510                    8,880                    7,938                    7,754
6/30/14             8,969                    9,434                    8,446                    8,312
12/31/14            7,165                    7,549                    6,924                    6,801
6/30/15             6,776                    7,188                    6,405                    6,367
12/31/15            5,081                    5,400                    4,786                    4,690
6/30/16             6,381                    6,768                    5,958                    5,885
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          31               80             42               3
1/1/12 - 12/31/12          151               73              3               2
1/1/13 - 12/31/13           85               41              8               0
1/1/14 - 12/31/14           79                0              0               0
1/1/15 - 12/31/15           83               36              1               0
1/1/16 - 6/30/16            14                0              0               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          17                5              0               0
1/1/12 - 12/31/12           20                1              0               0
1/1/13 - 12/31/13          102               14              2               0
1/1/14 - 12/31/14          146               24              3               0
1/1/15 - 12/31/15          110               21              1               0
1/1/16 - 6/30/16            60               47              2               2

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

The First Trust Brazil AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Brazil Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FBZ." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Brazil Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/16       6/30/16        6/30/16     to 6/30/16      6/30/16     to 6/30/16

FUND PERFORMANCE
NAV                                             44.31%        -5.76%         -12.82%       -12.56%        -49.65%       -50.22%
Market Price                                    46.15%        -4.67%         -13.23%       -12.44%        -50.81%       -49.86%

INDEX PERFORMANCE
Defined Brazil Index(1)                         46.21%        -2.47%         -11.42%       -11.10%        -45.46%       -45.81%
NASDAQ AlphaDEX(R) Brazil Index(2)              44.98%        -4.09%             N/A           N/A            N/A           N/A
NASDAQ Brazil Index(2)                          47.63%        -0.75%             N/A           N/A            N/A           N/A
S&P Brazil BMI Index                            46.41%        -6.14%         -13.25%       -12.86%        -50.87%       -51.13%
MSCI Brazil Index                               46.34%        -6.02%         -13.22%       -12.87%        -50.77%       -51.14%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Brazil Index was replaced with the NASDAQ AlphaDEX(R) Brazil Index effective July 14, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                     25.3%
Consumer Discretionary                        19.8
Financials                                    17.8
Consumer Staples                              16.2
Materials                                      9.0
Telecommunication Services                     5.1
Energy                                         3.8
Industrials                                    3.0
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Centrais Eletricas Brasileiras S.A.
   (Preference Shares)                         4.9%
MRV Engenharia e Participacoes S.A.            3.7
Itausa - Investimentos Itau S.A.
   (Preference Shares)                         3.6
Cia Paranaense de Energia (Preference Shares)  3.5
Cia Energetica de Minas Gerais
   (Preference Shares)                         3.5
anco do Estado do Rio Grande do Sul S.A.

   (Preference Shares)                         3.4
Sao Martinho S.A.                              3.4
EDP - Energias do Brasil S.A.                  3.4
Equatorial Energia S.A.                        3.3
Cyrela Brazil Realty S.A. Empreendimentos
   e Participacoes                             3.2
                                             ------
    Total                                     35.9%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    APRIL 18, 2011 - JUNE 30, 2016

           First Trust Brazil                 Defined                 S&P Brazil            MSCI Brazil
            AlphaDEX(R) Fund                Brazil Index              BMI Index                Index
4/18/11          $10,000                      $10,000                  $10,000                $10,000
6/30/11            9,884                        9,933                    9,949                  9,926
12/31/11           7,858                        7,946                    7,929                  7,887
6/30/12            7,907                        8,002                    7,413                  7,280
12/31/12           8,314                        8,512                    8,180                  7,890
6/30/13            6,918                        7,182                    6,718                  6,471
12/31/13           7,090                        7,327                    6,824                  6,624
6/30/14            7,535                        7,846                    7,483                  7,320
12/31/14           5,927                        6,189                    5,782                  5,694
6/30/15            5,282                        5,556                    5,208                  5,199
12/31/15           3,450                        3,706                    3,339                  3,339
6/30/16            4,979                        5,419                    4,889                  4,886
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          16               27             52              64
1/1/12 - 12/31/12           84               38             11               1
1/1/13 - 12/31/13          166               57              7               1
1/1/14 - 12/31/14          119               16              3               0
1/1/15 - 12/31/15           32                7              5               0
1/1/16 - 6/30/16            60               11              2               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          14                4              1               0
1/1/12 - 12/31/12          107                8              1               0
1/1/13 - 12/31/13           16                3              2               0
1/1/14 - 12/31/14           98               10              5               1
1/1/15 - 12/31/15           78              123              6               1
1/1/16 - 6/30/16            36               14              1               1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

The First Trust China AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) China Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FCA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ China Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/16       6/30/16        6/30/16     to 6/30/16      6/30/16     to 6/30/16

FUND PERFORMANCE
NAV                                             -9.20%       -25.85%          -5.05%        -6.13%        -22.83%       -28.03%
Market Price                                    -9.34%       -25.80%          -5.56%        -6.23%        -24.88%       -28.43%

INDEX PERFORMANCE
Defined China Index(1)                          -3.74%       -18.38%          -2.26%        -3.57%        -10.80%       -17.23%
NASDAQ AlphaDEX(R) China Index(2)               -8.45%       -23.55%             N/A           N/A            N/A           N/A
NASDAQ China Index(2)                           -3.84%       -21.10%             N/A           N/A            N/A           N/A
S&P China BMI Index                             -5.56%       -21.38%           0.29%        -0.81%          1.46%        -4.15%
MSCI China Index                                -4.69%       -23.37%          -0.50%        -1.29%         -2.46%        -6.53%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined China Index was replaced with the NASDAQ AlphaDEX(R) China Index effective July 14, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST CHINA ALPHADEX(R) FUND (FCA) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    22.6%
Industrials                                   15.2
Consumer Discretionary                        13.9
Information Technology                        13.9
Materials                                      9.9
Telecommunication Services                     7.8
Energy                                         7.3
Health Care                                    5.0
Utilities                                      3.8
Consumer Staples                               0.6
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
China Communications Services Corp.,
   Ltd., Class H                               5.1%
CNOOC Ltd.                                     4.4
Sinopharm Group Co., Ltd., Class H             4.3
Sinopec Engineering Group Co., Ltd., Class H   3.8
Guangzhou R&F Properties Co., Ltd., Class H    3.7
Dalian Port PDA Co., Ltd., Class H             3.2
China Zhongwang Holdings Ltd.                  3.2
China Resources Gas Group Ltd.                 3.0
Country Garden Holdings Co., Ltd.              3.0
Dongfeng Motor Group Co., Ltd., Class H        2.9
                                             ------
    Total                                     36.6%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    APRIL 18, 2011 - JUNE 30, 2016

            First Trust China                  Defined                S&P China              MSCI China
             AlphaDEX(R) Fund                China Index              BMI Index                 Index
4/18/11          $10,000                       $10,000                 $10,000                 $10,000
6/30/11            9,334                         9,279                   9,446                   9,583
12/31/11           6,692                         6,670                   7,502                   7,746
6/30/12            7,023                         6,935                   7,764                   8,048
12/31/12           8,568                         8,506                   9,045                   9,508
6/30/13            6,942                         7,022                   8,322                   8,463
12/31/13           8,428                         8,591                   9,982                   9,855
6/30/14            7,814                         8,015                   9,903                   9,789
12/31/14           8,287                         8,595                  10,570                  10,640
6/30/15            9,704                        10,137                  12,188                  12,199
12/31/15           7,924                         8,595                  10,147                   9,808
6/30/16            7,195                         8,274                   9,583                   9,348
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          32               35             36              16
1/1/12 - 12/31/12           84               49             16               4
1/1/13 - 12/31/13           64               31             16               0
1/1/14 - 12/31/14           76               56              8               2
1/1/15 - 12/31/15           58               35             19               6
1/1/16 - 6/30/16            23                5              2               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          31               20              7               1
1/1/12 - 12/31/12           70               23              4               0
1/1/13 - 12/31/13           54               51             33               3
1/1/14 - 12/31/14           72               31              7               0
1/1/15 - 12/31/15           69               44             19               2
1/1/16 - 6/30/16            34               46             13               2

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

The First Trust Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Japan Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FJP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/16       6/30/16        6/30/16     to 6/30/16      6/30/16     to 6/30/16

FUND PERFORMANCE
NAV                                             -2.45%        -8.32%           2.46%         3.75%         12.89%        21.07%
Market Price                                    -3.09%        -8.56%           2.11%         3.61%         11.01%        20.24%

INDEX PERFORMANCE
Defined Japan Index(1)                          -5.12%        -9.54%           2.77%         3.75%         14.64%        21.13%
NASDAQ AlphaDEX(R) Japan Index(2)               -4.22%        -8.67%             N/A           N/A            N/A           N/A
NASDAQ Japan Index(2)                           -4.47%        -7.10%             N/A           N/A            N/A           N/A
S&P Japan BMI Index                             -4.07%        -6.74%           4.78%         5.29%         26.31%        30.72%
MSCI Japan Index                                -5.58%        -8.94%           4.21%         4.66%         22.87%        26.74%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Japan Index was replaced with the NASDAQ AlphaDEX(R) Japan Index effective July 14, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                     20.7%
Consumer Discretionary                        18.2
Industrials                                   18.1
Consumer Staples                              15.6
Health Care                                    8.9
Information Technology                         7.5
Utilities                                      6.8
Financials                                     3.0
Telecommunication Services                     1.2
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Yamazaki Baking Co., Ltd.                      2.1%
MonotaRO Co., Ltd.                             2.0
Daiichi Sankyo Co., Ltd.                       2.0
Sundrug Co., Ltd.                              2.0
Kajima Corp.                                   2.0
Park24 Co., Ltd.                               2.0
Iida Group Holdings Co., Ltd.                  1.9
Asahi Intecc Co., Ltd.                         1.8
Osaka Gas Co., Ltd.                            1.8
Alfresa Holdings Corp.                         1.8
                                             ------
    Total                                     19.4%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    APRIL 18, 2011 - JUNE 30, 2016

            First Trust Japan                  Defined                S&P Japan              MSCI Japan
             AlphaDEX(R) Fund                Japan Index              BMI Index                Index
4/18/11          $10,000                       $10,000                 $10,000                $10,000
6/30/11           10,724                        10,567                  10,350                 10,315
12/31/11           9,534                         9,452                   9,395                  9,278
6/30/12            9,270                         9,136                   9,671                  9,569
12/31/12           9,096                         9,016                  10,102                 10,037
6/30/13           10,707                        10,698                  11,682                 11,698
12/31/13          11,885                        11,972                  12,780                 12,764
6/30/14           12,385                        12,469                  12,992                 12,851
12/31/14          11,740                        11,993                  12,354                 12,251
6/30/15           13,208                        13,389                  14,017                 13,920
12/31/15          12,413                        12,767                  13,626                 13,424
6/30/16           12,109                        12,113                  13,071                 12,675
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          79               52              5               3
1/1/12 - 12/31/12          113               30              8               1
1/1/13 - 12/31/13           71               70             40               9
1/1/14 - 12/31/14           84               54              4               3
1/1/15 - 12/31/15           96               29              9               1
1/1/16 - 6/30/16            26               11              4               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          33                5              1               0
1/1/12 - 12/31/12           79               17              2               0
1/1/13 - 12/31/13           37               19              4               2
1/1/14 - 12/31/14           69               32              5               1
1/1/15 - 12/31/15           83               30              3               1
1/1/16 - 6/30/16            45               28              8               3

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

The First Trust South Korea AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) South Korea Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FKO." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ South Korea Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/16       6/30/16        6/30/16     to 6/30/16      6/30/16     to 6/30/16

FUND PERFORMANCE
NAV                                              2.99%        -9.47%          -4.09%        -3.45%        -18.86%       -16.70%
Market Price                                     3.05%       -13.59%          -4.38%        -3.57%        -20.05%       -17.20%

INDEX PERFORMANCE
Defined South Korea Index(1)                     1.37%        -9.75%          -3.19%        -2.64%        -14.96%       -12.98%
NASDAQ AlphaDEX(R) South Korea Index(2)          1.77%        -8.93%             N/A           N/A            N/A           N/A
NASDAQ South Korea Index(2)                      4.30%        -4.85%             N/A           N/A            N/A           N/A
S&P South Korea BMI Index                        4.10%        -6.26%          -1.25%        -1.27%         -6.10%        -6.45%
MSCI South Korea Index                           3.83%        -3.48%          -2.48%        -2.54%        -11.82%       -12.51%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined South Korea Index was replaced with the NASDAQ AlphaDEX(R) South Korea Index effective July 14, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        15.2%
Information Technology                        13.0
Industrials                                   11.6
Financials                                    11.4
Consumer Staples                              10.3
Materials                                      9.9
Health Care                                    7.9
Energy                                         7.4
Utilities                                      7.0
Telecommunication Services                     6.3
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Korea Electric Power Corp.                     4.1%
LG Display Co., Ltd.                           3.7
SK Hynix, Inc.                                 3.6
Dongbu Insurance Co;, Ltd.                     3.3
Hanmi Pharm Co., Ltd.                          3.3
Celltrion, Inc.                                3.1
Hyundai Motor Co.                              3.1
Hanwha Chemical Corp.                          3.0
SK Innovation Co., Ltd.                        2.9
Korea Gas Corp.                                2.9
                                             ------
    Total                                     33.0%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    APRIL 18, 2011 - JUNE 30, 2016

           First Trust South Korea          Defined South          S&P South Korea           MSCI South
              AlphaDEX(R) Fund               Korea Index              BMI Index             Korea Index
4/18/11            $10,000                     $10,000                 $10,000                $10,000
6/30/11             10,266                      10,241                   9,969                  9,922
12/31/11             7,729                       7,800                   8,262                  8,064
6/30/12              7,704                       7,694                   8,614                  8,488
12/31/12             9,067                       9,119                   9,907                  9,772
6/30/13              7,844                       8,022                   8,749                  8,498
12/31/13             9,660                       9,921                  10,309                 10,158
6/30/14              9,680                       9,993                  10,785                 10,569
12/31/14             8,347                       8,716                   9,361                  9,027
6/30/15              9,200                       9,643                   9,978                  9,064
12/31/15             8,087                       8,585                   8,984                  8,426
6/30/16              8,329                       8,703                   9,352                  8,749
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          13                5              0               1
1/1/12 - 12/31/12           51               71             13               6
1/1/13 - 12/31/13           86               72             13               7
1/1/14 - 12/31/14           78               23              2               0
1/1/15 - 12/31/15           27               18              2              18
1/1/16 - 6/30/16            22                8              4               1
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          31               37             56              35
1/1/12 - 12/31/12           57               36             16               0
1/1/13 - 12/31/13           53               21              0               0
1/1/14 - 12/31/14          104               36              9               0
1/1/15 - 12/31/15           57               66             40              24
1/1/16 - 6/30/16            33               37             14               6

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

The First Trust Developed Markets ex-US AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Developed Markets Ex-US Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FDT." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/16       6/30/16        6/30/16     to 6/30/16      6/30/16     to 6/30/16

FUND PERFORMANCE
NAV                                             -1.95%        -9.02%          -0.10%         0.31%         -0.50%         1.64%
Market Price                                    -2.27%        -9.54%          -0.28%         0.23%         -1.37%         1.19%

INDEX PERFORMANCE
Defined Developed Markets Ex-US Index(1)        -2.48%        -8.61%           0.69%         1.08%          3.50%         5.72%
NASDAQ AlphaDEX(R) Developed Markets
   Ex-US Index(2)                               -2.94%        -8.66%             N/A           N/A            N/A           N/A
NASDAQ Developed Markets Ex-US Index(2)         -2.53%        -8.69%             N/A           N/A            N/A           N/A
S&P Developed Markets Ex-US BMI Index           -2.37%        -8.71%           1.58%         1.85%          8.13%        10.01%
MSCI World Ex-US Index                          -2.98%        -9.84%           1.23%         1.55%          6.31%         8.35%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Developed Markets Ex-US Index was replaced with the NASDAQ AlphaDEX(R) Developed Markets Ex-US Index effective October 13, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   22.3%
Financials                                    20.4
Consumer Discretionary                        15.9
Materials                                     13.9
Consumer Staples                              10.8
Information Technology                         5.8
Health Care                                    3.6
Utilities                                      3.5
Energy                                         2.1
Telecommunication Services                     1.7
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Konami Holdings Corp.                          0.7%
Sundrug Co., Ltd.                              0.7
Adidas AG                                      0.7
SK Hynix, Inc.                                 0.7
Link REIT                                      0.7
SNC-Lavalin Group, Inc.                        0.7
3i Group PLC                                   0.6
Daito Trust Construction Co., Ltd.             0.6
NMC Health PLC                                 0.6
KUKA AG                                        0.6
                                             ------
    Total                                      6.6%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    APRIL 18, 2011 - JUNE 30, 2016

           First Trust Developed        Defined Developed           S&P Developed
               Markets ex-US              Markets Ex-US             Markets Ex-US           MSCI World
             AlphaDEX(R) Fund                 Index                   BMI Index             Ex-US Index
4/18/11           $10,000                    $10,000                   $10,000                $10,000
6/30/11            10,218                     10,215                    10,173                 10,192
12/31/11            7,908                      7,970                     8,476                  8,545
6/30/12             7,951                      7,996                     8,701                  8,753
12/31/12            9,249                      9,315                     9,900                  9,948
6/30/13             9,465                      9,622                    10,160                 10,247
12/31/13           10,951                     11,233                    11,966                 12,039
6/30/14            11,442                     11,755                    12,652                 12,689
12/31/14           10,297                     10,704                    11,453                 11,519
6/30/15            11,172                     11,568                    12,049                 12,019
12/31/15           10,366                     10,842                    11,267                 11,169
6/30/16            10,164                     10,573                    11,000                 10,836
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          48               26              9               1
1/1/12 - 12/31/12          133               59             12               0
1/1/13 - 12/31/13          132               77              5               0
1/1/14 - 12/31/14          103               59              3               0
1/1/15 - 12/31/15          132               45              2               0
1/1/16 - 6/30/16            33                7              1               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          52               39              3               0
1/1/12 - 12/31/12           40                6              0               0
1/1/13 - 12/31/13           30                8              0               0
1/1/14 - 12/31/14           70               17              0               0
1/1/15 - 12/31/15           61               11              1               0
1/1/16 - 6/30/16            62               20              2               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

The First Trust Emerging Markets AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Emerging Markets Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FEM." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/16       6/30/16        6/30/16     to 6/30/16      6/30/16     to 6/30/16

FUND PERFORMANCE
NAV                                              7.50%       -13.67%          -5.07%        -5.27%        -22.91%       -24.54%
Market Price                                     8.34%       -12.95%          -5.40%        -5.28%        -24.24%       -24.57%

INDEX PERFORMANCE
Defined Emerging Markets Index(1)               10.18%       -10.03%          -3.37%        -3.67%        -15.75%       -17.68%
NASDAQ AlphaDEX(R) Emerging
   Markets Index(2)                              6.93%       -11.50%             N/A           N/A            N/A           N/A
NASDAQ Emerging Markets Index(2)                 7.98%        -9.94%             N/A           N/A            N/A           N/A
S&P Emerging Markets BMI Index                   5.97%       -11.85%          -3.10%        -3.19%        -14.57%       -15.53%
MSCI Emerging Markets Index                      6.41%       -12.06%          -3.78%        -3.74%        -17.54%       -17.99%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Emerging Markets Index was replaced with the NASDAQ AlphaDEX(R) Emerging Markets Index effective October 13, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
-----------------------------------------------------------
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
Financials                                    20.6%
Consumer Staples                              12.2
Consumer Discretionary                        12.1
Utilities                                     11.4
Information Technology                        10.0
Materials                                      9.8
Energy                                         9.6
Industrials                                    9.1
Telecommunication Services                     5.2
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Centrais Eletricas Brasileiras S.A.
   (Preference Shares)                         1.6%
Inter Rao Ues PJSC                             1.6
Raia Drogasil S.A.                             1.5
Sberbank of Russia PJSC                        1.4
Sunny Optical Technology Group Co., Ltd.       1.4
CPFL Energia S.A.                              1.3
China Communications Services Corp.,
   Ltd., Class H                               1.3
Itausa - Investimentos Itau S.A.
   (Preference Shares)                         1.2
Sinopec Engineering Group Co., Ltd.,
   Class H                                     1.2
Cia de Saneamento Basico do Estado
   de Sao Paulo                                1.2
                                             ------
    Total                                     13.7%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    APRIL 18, 2011 - JUNE 30, 2016

           First Trust Developed         Defined Developed          S&P Developed
               Markets ex-US               Markets Ex-US            Markets Ex-US           MSCI World
             AlphaDEX(R) Fund                  Index                  BMI Index             Ex-US Index
4/18/11           $10,000                     $10,000                  $10,000                $10,000
6/30/11            10,218                      10,215                   10,173                 10,192
12/31/11            7,908                       7,970                    8,476                  8,545
6/30/12             7,951                       7,996                    8,701                  8,753
12/31/12            9,249                       9,315                    9,900                  9,948
6/30/13             9,465                       9,622                   10,160                 10,247
12/31/13           10,951                      11,233                   11,966                 12,039
6/30/14            11,442                      11,755                   12,652                 12,689
12/31/14           10,297                      10,704                   11,453                 11,519
6/30/15            11,172                      11,568                   12,049                 12,019
12/31/15           10,366                      10,842                   11,267                 11,169
6/30/16            10,164                      10,573                   11,000                 10,836
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          31               60             57               5
1/1/12 - 12/31/12          105               72             14               1
1/1/13 - 12/31/13          100               60             12               1
1/1/14 - 12/31/14           95               57              4               0
1/1/15 - 12/31/15           34               12              4               0
1/1/16 - 6/30/16            42               19              3               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
4/19/11 - 12/31/11          12               12              1               0
1/1/12 - 12/31/12           47               10              1               0
1/1/13 - 12/31/13           50               24              5               0
1/1/14 - 12/31/14           61               33              2               0
1/1/15 - 12/31/15           98               88             16               0
1/1/16 - 6/30/16            37               17              6               1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

The First Trust Germany AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index call the NASDAQ AlphaDEX(R) Germany Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FGM." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Germany Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            AVERAGE ANNUAL        CUMULATIVE
                                                                                             TOTAL RETURNS       TOTAL RETURNS
                                                     6 Months Ended       1 Year Ended    Inception (2/14/12) Inception (2/14/12)
                                                         6/30/16             6/30/16          to 6/30/16          to 6/30/16

FUND PERFORMANCE
NAV                                                      -3.26%              -6.55%               5.20%              24.83%
Market Price                                             -2.75%              -7.17%               5.19%              24.77%

INDEX PERFORMANCE
Defined Germany Index(1)                                 -4.41%              -7.28%               4.97%              23.68%
NASDAQ AlphaDEX(R) Germany Index(2)                      -4.05%              -6.19%                 N/A                 N/A
NASDAQ Germany Index(2)                                  -7.28%             -10.02%                 N/A                 N/A
S&P Germany BMI Index                                    -7.38%             -10.34%               4.88%              23.18%
MSCI Germany Index                                       -7.94%             -11.64%               4.38%              20.63%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Germany Index was replaced with the NASDAQ AlphaDEX(R) Germany Index effective July 14, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   31.5%
Consumer Discretionary                        21.0
Materials                                     13.6
Financials                                    10.9
Information Technology                        10.2
Utilities                                      5.5
Health Care                                    4.7
Consumer Staples                               1.9
Telecommunication Services                     0.7
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Adidas AG                                      6.4%
RWE AG                                         5.5
KUKA AG                                        4.6
Infineon Technologies AG                       4.3
Jungheinrich AG (Preference Shares)            3.8
GRENKE AG                                      3.8
Porsche Automobil Holding SE
   (Preference Shares)                         3.7
BASF SE                                        3.5
Nordex SE                                      3.5
K+S AG                                         3.5
                                             ------
    Total                                     42.6%
                                             ======

-------------------------------------------------------------------------------------------------------
                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       FEBRUARY 14, 2012 - JUNE 30, 2016

          First Trust Germany                Defined                S&P Germany            MSCI Germany
            AlphaDEX(R) Fund              Germany Index              BMI Index                 Index
2/14/12         $10,000                      $10,000                  $10,000                 $10,000
6/30/12           9,157                        9,132                    9,197                   9,174
12/31/12         11,309                       11,243                   11,304                  11,342
6/30/13          11,312                       11,323                   11,668                  11,670
12/31/13         14,319                       14,428                   14,857                  14,900
6/30/14          14,701                       14,786                   15,141                  15,095
12/31/14         12,659                       12,855                   13,389                  13,358
6/30/15          13,359                       13,338                   13,738                  13,656
12/31/15         12,903                       12,938                   13,298                  13,106
6/30/16          12,482                       12,367                   12,317                  12,065
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12         116               45              4               1
1/1/13 - 12/31/13          163               35              2               0
1/1/14 - 12/31/14          130                9              0               0
1/1/15 - 12/31/15          137               13              4               0
1/1/16 - 6/30/16            50                7              0               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          45                8              1               0
1/1/13 - 12/31/13           49                3              0               0
1/1/14 - 12/31/14          106                7              0               0
1/1/15 - 12/31/15           88               10              0               0
1/1/16 - 6/30/16            60                7              1               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

The First Trust Canada AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Canada Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FCAN." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Canada Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            AVERAGE ANNUAL        CUMULATIVE
                                                                                             TOTAL RETURNS       TOTAL RETURNS
                                                     6 Months Ended       1 Year Ended    Inception (2/14/12) Inception (2/14/12)
                                                         6/30/16             6/30/16          to 6/30/16          to 6/30/16

FUND PERFORMANCE
NAV                                                       8.91%             -20.12%              -4.12%             -16.81%
Market Price                                              8.96%             -19.94%              -4.13%             -16.85%

INDEX PERFORMANCE
Defined Canada Index(1)                                   8.65%             -20.72%              -3.80%             -15.60%
NASDAQ AlphaDEX(R) Canada Index(2)                        9.11%             -19.97%                 N/A                 N/A
NASDAQ Canada Index(2)                                   17.51%              -4.70%                 N/A                 N/A
S&P Canada BMI Index                                     17.22%              -5.26%              -1.16%              -4.95%
MSCI Canada Index                                        15.06%              -6.26%              -0.73%              -3.16%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Canada Index was replaced with the NASDAQ AlphaDEX(R) Canada Index effective July 14, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                     20.9%
Financials                                    17.3
Consumer Staples                              14.7
Energy                                        14.0
Consumer Discretionary                        12.8
Industrials                                    8.1
Utilities                                      6.7
Information Technology                         4.6
Telecommunication Services                     0.9
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Tourmaline Oil Corp.                           6.0%
SNC-Lavalin Group, Inc.                        5.2
Metro, Inc.                                    4.6
Fairfax Financial Holdings Ltd.                4.1
First Quantum Minerals Ltd.                    4.1
Cenovus Energy, Inc.                           4.0
ATCO, Ltd., Class I                            4.0
CCL Industries, Inc., Class B                  3.9
Turquoise Hill Resources Ltd.                  3.9
Stella-Jones, Inc.                             3.6
                                             ------
    Total                                     43.4%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   FEBRUARY 14, 2012 - JUNE 30, 2016

              First Trust Canada              Defined                 S&P Canada            MSCI Canada
               AlphaDEX(R) Fund            Canada Index               BMI Index                Index
2/14/12            $10,000                    $10,000                  $10,000                $10,000
6/30/12              9,358                      9,369                    9,194                  9,312
12/31/12            10,726                     10,768                   10,213                 10,351
6/30/13             11,210                     11,272                    9,499                  9,662
12/31/13            12,415                     12,566                   10,752                 10,934
6/30/14             13,402                     13,630                   12,091                 12,201
12/31/14            11,067                     11,298                   10,743                 11,098
6/30/15             10,414                     10,645                   10,033                 10,331
12/31/15             7,639                      7,768                    8,109                  8,417
6/30/16              8,320                      8,440                    9,505                  9,685
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12         150               13             27               1
1/1/13 - 12/31/13          187               12              0               0
1/1/14 - 12/31/14          159                4              0               0
1/1/15 - 12/31/15           94                0              0               0
1/1/16 - 6/30/16            27                0              0               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          28                1              0               0
1/1/13 - 12/31/13           50                3              0               0
1/1/14 - 12/31/14           88                0              1               0
1/1/15 - 12/31/15          156                1              1               0
1/1/16 - 6/30/16            98                0              0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

The First Trust Australia AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Australia Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAUS." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Australia Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            AVERAGE ANNUAL        CUMULATIVE
                                                                                             TOTAL RETURNS       TOTAL RETURNS
                                                     6 Months Ended       1 Year Ended    Inception (2/14/12) Inception (2/14/12)
                                                         6/30/16             6/30/16          to 6/30/16          to 6/30/16

FUND PERFORMANCE
NAV                                                      10.57%               4.17%               3.80%              17.71%
Market Price                                              9.99%               5.07%               3.83%              17.88%

INDEX PERFORMANCE
Defined Australia Index(1)                               11.37%               6.65%               4.68%              22.16%
NASDAQ AlphaDEX(R) Australia Index(2)                     9.08%               3.41%                 N/A                 N/A
NASDAQ Australia Index(2)                                 2.61%              -3.36%                 N/A                 N/A
S&P Australia BMI Index                                   3.29%              -2.74%               0.19%               0.82%
MSCI Australia Index                                      2.57%              -4.50%               1.00%               4.46%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Australia Index was replaced with the NASDAQ AlphaDEX(R) Australia Index effective July 14, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    34.3%
Consumer Discretionary                        18.5
Materials                                     15.5
Consumer Staples                               7.5
Industrials                                    7.0
Health Care                                    6.2
Energy                                         5.1
Utilities                                      5.1
Telecommunication Services                     0.8
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Newcrest Mining Ltd.                           5.6%
Aristocrat Leisure Ltd.                        5.3
Dexus Property Group                           4.7
Goodman Group                                  4.5
GPT (The) Group                                4.4
Treasury Wine Estates Ltd.                     4.4
Domino's Pizza Enterprises Ltd.                3.7
Scentre Group                                  3.7
Woodside Petroleum Ltd.                        3.7
AGL Energy Ltd.                                3.4
                                             ------
    Total                                     43.4%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   FEBRUARY 14, 2012 - JUNE 30, 2016

             First Trust Australia          Defined                S&P Australia         MSCI Australia
               AlphaDEX(R) Fund         Australia Index              BMI Index               Index
2/14/12             $10,000                 $10,000                   $10,000               $10,000
6/30/12               9,414                   9,374                     9,377                 9,525
12/31/12             10,959                  10,895                    10,991                11,242
6/30/13              10,075                  10,172                    10,112                10,553
12/31/13             10,893                  11,013                    11,244                11,711
6/30/14              12,109                  12,262                    12,203                12,749
12/31/14             11,053                  11,304                    10,737                11,312
6/30/15              11,299                  11,452                    10,367                10,941
12/31/15             10,646                  10,966                     9,762                10,186
6/30/16              11,771                  12,213                    10,083                10,448
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          94               73              9               2
1/1/13 - 12/31/13          108               66              4               0
1/1/14 - 12/31/14          131               15              0               0
1/1/15 - 12/31/15          104               20              3               4
1/1/16 - 6/30/16            28               34             19              10
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          34                8              0               0
1/1/13 - 12/31/13           62               12              0               0
1/1/14 - 12/31/14           96                9              1               0
1/1/15 - 12/31/15           99               21              0               1
1/1/16 - 6/30/16            13                9             10               2

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

The First Trust United Kingdom AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) United Kingdom Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FKU." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ United Kingdom Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            AVERAGE ANNUAL        CUMULATIVE
                                                                                             TOTAL RETURNS       TOTAL RETURNS
                                                     6 Months Ended       1 Year Ended    Inception (2/14/12) Inception (2/14/12)
                                                         6/30/16             6/30/16          to 6/30/16          to 6/30/16

FUND PERFORMANCE
NAV                                                     -16.27%             -21.07%               5.17%              24.69%
Market Price                                            -16.00%             -21.54%               5.19%              24.75%

INDEX PERFORMANCE
Defined United Kingdom Index(1)                         -16.12%             -18.88%               6.92%              34.02%
NASDAQ AlphaDEX(R) United Kingdom Index(2)              -16.01%             -20.63%                 N/A                 N/A
NASDAQ United Kingdom Index(2)                           -5.29%             -13.14%                 N/A                 N/A
S&P United Kingdom BMI Index                             -4.88%             -12.95%               3.43%              15.88%
MSCI United Kingdom Index                                -3.05%             -12.14%               2.29%              10.42%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined United Kingdom Index was replaced with the NASDAQ AlphaDEX(R) United Kingdom Index effective July 14, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    29.5%
Consumer Discretionary                        24.7
Industrials                                   15.4
Information Technology                        11.9
Materials                                      8.0
Consumer Staples                               4.0
Energy                                         3.7
Health Care                                    1.6
Telecommunication Services                     1.2
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
3i Group PLC                                   2.9%
Aggreko PLC                                    2.8
JD Sports Fashion PLC                          2.7
Glencore PLC                                   2.5
Micro Focus International PLC                  2.5
Segro PLC                                      2.4
Shaftesbury PLC                                2.4
RPC Group PLC                                  2.3
Imperial Brands PLC                            2.2
Land Securities Group PLC                      2.2
                                             ------
    Total                                     24.9%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   FEBRUARY 14, 2012 - JUNE 30, 2016

                 First Trust
                United Kingdom           Defined United        S&P United Kingdom          MSCI United
               AlphaDEX(R) Fund           Kingdom Index            BMI Index              Kingdom Index
2/14/12            $10,000                   $10,000                $10,000                  $10,000
6/30/12              9,737                     9,761                  9,718                    9,678
12/31/12            11,617                    11,622                 10,945                   10,792
6/30/13             11,954                    12,115                 11,108                   10,821
12/31/13            14,890                    15,237                 13,511                   13,022
6/30/14             15,136                    15,595                 14,168                   13,695
12/31/14            14,216                    14,854                 12,835                   12,320
6/30/15             15,797                    16,519                 13,310                   12,566
12/31/15            14,890                    15,975                 12,180                   11,389
6/30/16             12,467                    13,400                 11,586                   11,042
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period Februray 15, 2012 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          87              100             21               1
1/1/13 - 12/31/13           96              125             14               0
1/1/14 - 12/31/14          118              102              5               0
1/1/15 - 12/31/15          115               58              4               0
1/1/16 - 6/30/16            63                9              0               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12           9                2              0               0
1/1/13 - 12/31/13           17                0              0               0
1/1/14 - 12/31/14           25                2              0               0
1/1/15 - 12/31/15           66                9              0               0
1/1/16 - 6/30/16            46                7              0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

The First Trust Taiwan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Taiwan Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FTW." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Taiwan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            AVERAGE ANNUAL        CUMULATIVE
                                                                                             TOTAL RETURNS       TOTAL RETURNS
                                                     6 Months Ended       1 Year Ended    Inception (2/14/12) Inception (2/14/12)
                                                         6/30/16             6/30/16          to 6/30/16          to 6/30/16

FUND PERFORMANCE
NAV                                                       5.58%             -16.82%               2.37%              10.81%
Market Price                                              5.84%             -16.41%               2.26%              10.27%

INDEX PERFORMANCE
Defined Taiwan Index(1)                                   1.88%             -19.74%               2.38%              10.87%
NASDAQ AlphaDEX(R) Taiwan Index(2)                        4.93%             -15.84%                 N/A                 N/A
NASDAQ Taiwan Index(2)                                    7.53%              -8.21%                 N/A                 N/A
S&P Taiwan BMI Index                                      6.42%              -9.28%               2.83%              12.97%
MSCI Taiwan Index                                         8.48%              -8.80%               3.91%              18.24%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Taiwan Index was replaced with the NASDAQ AlphaDEX(R) Taiwan Index effective July 14, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        50.1%
Materials                                     14.7
Financials                                    11.0
Consumer Discretionary                         7.2
Consumer Staples                               6.6
Industrials                                    4.9
Telecommunication Services                     2.8
Energy                                         2.7
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Uni-President Enterprises Corp.                4.6%
AU Optronics Corp.                             4.6
Taiwan Semiconductor Manufacturing Co., Ltd.   4.5
Innolux Corp.                                  4.4
Foxconn Technology Co., Ltd.                   4.4
Inventec Corp.                                 4.3
United Microelectronics Corp.                  4.2
Advanced Semiconductor Engineering, Inc.       3.9
Compal Electronics, Inc.                       3.5
Formosa Chemicals & Fibre Corp.                3.5
                                             ------
    Total                                     41.9%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   FEBRUARY 14, 2012 - JUNE 30, 2016

           First Trust Taiwan                Defined                 S&P Taiwan             MSCI Taiwan
            AlphaDEX(R) Fund              Taiwan Index               BMI Index                 Index
2/14/12          $10,000                     $10,000                  $10,000                 $10,000
6/30/12            9,263                       9,200                    9,129                   9,195
12/31/12          10,070                      10,111                   10,158                  10,353
6/30/13           10,323                      10,481                   10,365                  10,496
12/31/13          11,057                      11,297                   11,406                  11,291
6/30/14           13,180                      13,553                   12,591                  12,591
12/31/14          12,731                      13,248                   11,999                  12,348
6/30/15           13,322                      13,814                   12,453                  12,967
12/31/15          10,495                      10,883                   10,616                  10,901
6/30/16           11,081                      11,088                   11,298                  11,825
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          70               74             30               1
1/1/13 - 12/31/13           75               45             12               2
1/1/14 - 12/31/14           88               27              3               0
1/1/15 - 12/31/15           51               23              2               1
1/1/16 - 6/30/16            23                6              3               1
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          36                8              0               1
1/1/13 - 12/31/13           78               33              6               1
1/1/14 - 12/31/14           87               37              7               3
1/1/15 - 12/31/15           73               76             23               3
1/1/16 - 6/30/16            34               39             17               2

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

The First Trust Hong Kong AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Hong Kong Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FHK." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Hong Kong Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            AVERAGE ANNUAL        CUMULATIVE
                                                                                             TOTAL RETURNS       TOTAL RETURNS
                                                     6 Months Ended       1 Year Ended    Inception (2/14/12) Inception (2/14/12)
                                                         6/30/16             6/30/16          to 6/30/16          to 6/30/16

FUND PERFORMANCE
NAV                                                      -1.02%             -15.35%               4.72%              22.34%
Market Price                                             -1.06%             -15.84%               4.57%              21.61%

INDEX PERFORMANCE
Defined Hong Kong Index(1)                                0.11%             -15.74%               5.44%              26.12%
NASDAQ AlphaDEX(R) Hong Kong Index(2)                    -2.11%             -14.19%                 N/A                 N/A
NASDAQ Hong Kong Index(2)                                -2.05%             -13.73%                 N/A                 N/A
S&P Hong Kong BMI Index                                  -2.10%             -14.43%               4.36%              20.51%
MSCI Hong Kong Index                                      0.38%             -10.78%               6.50%              31.68%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Hong Kong Index was replaced with the NASDAQ AlphaDEX(R) Hong Kong Index effective July 14, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    56.6%
Consumer Discretionary                        12.3
Industrials                                   10.0
Consumer Staples                               8.3
Telecommunication Services                     4.7
Health Care                                    3.1
Utilities                                      2.7
Materials                                      2.3
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Link REIT                                      4.9%
WH Group Ltd.                                  4.8
Wharf Holdings (The) Ltd.                      4.7
New World Development Co., Ltd.                4.4
Techtronic Industries Co., Ltd.                4.4
PCCW Ltd.                                      3.9
Sino Land Co., Ltd.                            3.9
Wheelock & Co., Ltd.                           3.8
Shenzhen Investment Ltd.                       3.7
China Everbright Ltd.                          3.6
                                             ------
    Total                                     42.1%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   FEBRUARY 14, 2012 - JUNE 30, 2016

            First Trust Hong Kong           Defined Hong           S&P Hong Kong              MSCI Hong
              AlphaDEX(R) Fund               Kong Index              BMI Index               Kong Index
2/14/12            $10,000                    $10,000                 $10,000                  $10,000
6/30/12              9,573                      9,507                   9,375                    9,502
12/31/12            11,759                     11,734                  11,132                   11,299
6/30/13             11,586                     11,777                  11,006                   11,154
12/31/13            13,455                     13,736                  12,316                   12,553
6/30/14             13,520                     13,851                  12,830                   13,133
12/31/14            13,674                     14,161                  12,666                   13,191
6/30/15             14,452                     14,967                  14,082                   14,761
12/31/15            12,374                     12,598                  12,308                   13,120
6/30/16             12,234                     12,612                  12,050                   13,170
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          64               70             31               1
1/1/13 - 12/31/13           94               56             14               2
1/1/14 - 12/31/14           76               81             24               1
1/1/15 - 12/31/15           72               67             12               2
1/1/16 - 6/30/16            27                3              1               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          43               11              0               0
1/1/13 - 12/31/13           51               31              3               1
1/1/14 - 12/31/14           45               19              6               0
1/1/15 - 12/31/15           47               35             16               1
1/1/16 - 6/30/16            32               50             10               2

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

The First Trust Switzerland AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Switzerland Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FSZ." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Switzerland Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            AVERAGE ANNUAL        CUMULATIVE
                                                                                             TOTAL RETURNS       TOTAL RETURNS
                                                     6 Months Ended       1 Year Ended    Inception (2/14/12) Inception (2/14/12)
                                                         6/30/16             6/30/16          to 6/30/16          to 6/30/16

FUND PERFORMANCE
NAV                                                      -1.48%              -2.11%               8.12%              40.71%
Market Price                                             -1.38%              -2.22%               8.15%              40.85%

INDEX PERFORMANCE
Defined Switzerland Index(1)                             -2.72%              -3.92%               8.17%              41.02%
NASDAQ AlphaDEX(R) Switzerland Index(2)                  -2.36%              -1.93%                 N/A                 N/A
NASDAQ Switzerland Index(2)                              -3.49%              -8.35%                 N/A                 N/A
S&P Switzerland BMI Index                                -2.83%              -7.35%               8.65%              43.71%
MSCI Switzerland Index                                   -3.59%              -8.47%               7.88%              39.33%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Switzerland Index was replaced with the NASDAQ AlphaDEX(R) Switzerland Index effective July 14, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    30.6%
Industrials                                   21.0
Health Care                                   13.2
Consumer Staples                              11.7
Materials                                      9.6
Information Technology                         7.0
Consumer Discretionary                         4.3
Telecommunication Services                     2.6
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Emmi AG                                        4.7%
Pargesa Holding S.A.                           4.5
Lonza Group AG                                 4.4
OC Oerlikon Corp. AG                           4.3
Temenos Group AG                               4.2
Georg Fischer AG                               4.1
Sika AG                                        4.0
Schindler Holding AG                           3.8
Galenica AG                                    3.7
Swiss Life Holding AG                          3.7
                                             ------
    Total                                     41.4%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   FEBRUARY 14, 2012 - JUNE 30, 2016

          First Trust Switzerland           Defined              S&P Switzerland       MSCI Switzerland
             AlphaDEX(R) Fund          Switzerland Index           BMI Index                Index
2/14/12           $10,000                   $10,000                 $10,000                $10,000
6/30/12             9,444                     9,432                   9,760                  9,769
12/31/12           11,004                    10,977                  11,338                 11,374
6/30/13            11,808                    11,869                  12,563                 12,616
12/31/13           14,183                    14,378                  14,458                 14,401
6/30/14            15,216                    15,416                  15,495                 15,399
12/31/14           13,466                    13,782                  14,585                 14,389
6/30/15            14,374                    14,675                  15,511                 15,224
12/31/15           14,282                    14,494                  14,790                 14,452
6/30/16            14,071                    14,100                  14,371                 13,933
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12         137               36              2               0
1/1/13 - 12/31/13          165               13              1               0
1/1/14 - 12/31/14          152               30              0               0
1/1/15 - 12/31/15          135               20              1               0
1/1/16 - 6/30/16            48                5              0               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/15/12 - 12/31/12          41                4              0               0
1/1/13 - 12/31/13           68                5              0               0
1/1/14 - 12/31/14           66                3              1               0
1/1/15 - 12/31/15           78               17              1               0
1/1/16 - 6/30/16            60               11              1               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

The First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Developed Markets Ex-US Small Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FDTS." The Fund commenced trading on February 16, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            AVERAGE ANNUAL        CUMULATIVE
                                                                                             TOTAL RETURNS       TOTAL RETURNS
                                                     6 Months Ended       1 Year Ended    Inception (2/15/12) Inception (2/15/12)
                                                         6/30/16             6/30/16          to 6/30/16          to 6/30/16

FUND PERFORMANCE
NAV                                                      -1.89%              -7.20%               3.84%              17.88%
Market Price                                             -2.39%              -8.30%               3.57%              16.58%

INDEX PERFORMANCE
Defined Developed Markets ex-US Small Cap Index(1)       -1.44%              -8.30%               4.59%              21.68%
NASDAQ AlphaDEX(R) Developed Markets Ex-US
  Small Cap Index(2)                                     -2.72%              -6.36%                 N/A                 N/A
NASDAQ Developed Markets ex- US Small Cap Index(2)        0.22%              -3.79%                 N/A                 N/A
S&P Developed Markets ex- US Small Cap Index             -1.08%              -4.19%               6.88%              33.76%
MSCI World ex-US Small Cap Index                         -0.69%              -3.35%               6.41%              31.17%
------------------------------------------------------- -------------------------------------------------------------------------

(1) The Defined Developed Markets ex-US Small Cap Index was replaced with the NASDAQ AlphaDEX(R) Developed Markets Ex-US Small Cap Index effective October 13, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
(CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   22.3%
Consumer Discretionary                        20.1
Materials                                     14.4
Financials                                    12.6
Information Technology                        11.6
Consumer Staples                               9.4
Health Care                                    6.3
Energy                                         2.2
Utilities                                      1.1
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Fujitsu General Ltd.                           0.7%
Det Norska Oljeselskap ASA                     0.7
Saracen Mineral Holdings Ltd.                  0.6
St. Barbara Ltd.                               0.6
Maruha Nichiro Corp.                           0.6
Northern Star Resources Ltd.                   0.6
Sosei Group Corp.                              0.6
Centamin PLC                                   0.6
Skyworth Digital Holdings Ltd.                 0.6
Yungjin Pharmaceutical Co., Ltd.               0.6
                                             ------
    Total                                      6.2%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   FEBRUARY 15, 2012 - JUNE 30, 2016

               First Trust                Defined
            Developed Markets        Developed Markets            S&P Developed
             ex-US Small Cap            ex-US Small               Markets ex-US        MSCI World ex US
             AlphaDEX(R) Fund            Cap Index               SmallCap Index         Small Cap Index
2/15/12          $10,000                  $10,000                    $10,000                $10,000
6/30/12           8,976                    8,930                      9,318                  9,258
12/31/12          10,352                   10,311                    10,604                 10,538
6/30/13           10,509                   10,625                    11,001                 10,907
12/31/13          12,686                   13,002                    13,315                 13,231
6/30/14           13,310                   13,743                    14,242                 14,129
12/31/14          11,372                   11,884                    12,814                 12,523
6/30/15           12,701                   13,270                    13,963                 13,570
12/31/15          12,014                   12,346                    13,525                 13,206
6/30/16           11,787                   12,168                    13,379                 13,115
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 16, 2012 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/16/12 - 12/31/12          35                9              4               0
1/1/13 - 12/31/13          104               38              2               0
1/1/14 - 12/31/14          107              105              4               1
1/1/15 - 12/31/15           42               23              7               7
1/1/16 - 6/30/16             9                1              0               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/16/12 - 12/31/12          82               84              2               3
1/1/13 - 12/31/13           77               30              1               0
1/1/14 - 12/31/14           29                5              1               0
1/1/15 - 12/31/15          125               44              3               1
1/1/16 - 6/30/16            24               65             24               2

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

The First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Emerging Markets Small Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FEMS." The Fund commenced trading on February 16, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                            AVERAGE ANNUAL        CUMULATIVE
                                                                                             TOTAL RETURNS       TOTAL RETURNS
                                                     6 Months Ended       1 Year Ended    Inception (2/15/12) Inception (2/15/12)
                                                         6/30/16             6/30/16          to 6/30/16          to 6/30/16

FUND PERFORMANCE
NAV                                                       9.20%             -10.56%               2.16%               9.82%
Market Price                                             10.63%              -9.14%               2.28%              10.35%

INDEX PERFORMANCE
Defined Emerging Markets Small Cap Index(1)               7.86%             -10.81%               3.30%              15.26%
NASDAQ AlphaDEX(R) Emerging Markets
  Small Cap Index(2)                                      9.45%             -10.06%                 N/A                 N/A
NASDAQ Emerging Markets Small Cap Index(2)                5.59%              -9.56%                 N/A                 N/A
S&P Emerging Markets Small Cap BMI Index                  3.10%             -10.84%              -0.39%              -1.70%
MSCI Emerging Markets Small Cap Index                     1.38%             -12.76%              -0.17%              -0.76%
------------------------------------------------------ --------------------------------------------------------------------------

(1) The Defined Emerging Markets Small Cap Index was replaced with the NASDAQ AlphaDEX(R) Emerging Markets Small Cap Index effective October 13, 2015. The new Index is substantially similar to the old index.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        21.3%
Financials                                    19.1
Industrials                                   14.4
Consumer Discretionary                        14.3
Materials                                      9.8
Utilities                                      8.5
Consumer Staples                               4.7
Telecommunication Services                     4.0
Energy                                         2.5
Health Care                                    1.4
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Federal Grid Co. Unified Energy
   System PJSC                                 1.6%
Jasmine International PCL                      1.3
Estacio Participacoes S.A.                     1.0
Accton Technology Corp.                        1.0
EDP - Energias do Brasil S.A.                  1.0
LCY Chemical Corp.                             1.0
Aeroflot PJSC                                  1.0
Banco do Estado do Rio Grande do
   Sul S.A. (Preference Shares)                1.0
Ez Tec Empreendimentos e
   Participacoes S.A.                          0.9
Walsin Technology Corp.                        0.9
                                             ------
    Total                                     10.7%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   FEBRUARY 15, 2012 - JUNE 30, 2016

                First Trust
             Emerging Markets              Defined                                           MSCI
                 Small Cap            Emerging Markets       S&P Emerging Markets      Emerging Markets
             AlphaDEX(R) Fund          Small Cap Index       Small Cap BMI Index       Small Cap Index
2/15/12           $10,000                  $10,000                 $10,000                  $10,000
6/30/12             8,991                    8,898                   9,016                    9,037
12/31/12           11,556                   11,512                  10,563                   10,297
6/30/13            11,559                   11,703                  10,069                    9,928
12/31/13           12,209                   12,409                  10,718                   10,404
6/30/14            12,898                   13,211                  11,616                   11,338
12/31/14           11,613                   12,092                  10,521                   10,509
6/30/15            12,280                   12,924                  11,025                   11,376
12/31/15           10,059                   10,686                   9,534                    9,789
6/30/16            10,984                   11,526                   9,830                    9,924
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 16, 2012 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/16/12 - 12/31/12          94               83             12               0
1/1/13 - 12/31/13           66               86             44               3
1/1/14 - 12/31/14           71               69             21               0
1/1/15 - 12/31/15           40               20              1               0
1/1/16 - 6/30/16            32               41             28               1
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
2/16/12 - 12/31/12          25                5              0               0
1/1/13 - 12/31/13           34               12              6               1
1/1/14 - 12/31/14           41               38             12               0
1/1/15 - 12/31/15           89               74             28               0
1/1/16 - 6/30/16             9               10              4               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

The First Trust Eurozone AlphaDEX(R) ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the NASDAQ AlphaDEX(R) Eurozone Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and traded on the Nasdaq under the ticker symbol "FEUZ." The Fund commenced trading on October 22, 2014.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Eurozone Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL           CUMULATIVE
                                                                                          TOTAL RETURNS          TOTAL RETURNS
                                                  6 Months Ended       1 Year Ended   Inception (10/21/14)   Inception (10/21/14)
                                                      6/30/16             6/30/16          to 6/30/16             to 6/30/16

FUND PERFORMANCE
NAV                                                   -5.15%              -7.61%              -0.40%                 -0.67%
Market Price                                          -4.55%              -7.81%              -0.40%                 -0.68%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Eurozone Index                     -5.73%              -7.56%               0.01%                  0.01%
NASDAQ Eurozone Index                                 -6.89%             -10.81%              -3.46%                 -5.78%
MSCI EMU Index                                        -7.26%             -12.00%              -4.44%                 -7.39%
--------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 42.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   24.9%
Financials                                    18.2
Consumer Discretionary                        16.0
Materials                                     15.1
Utilities                                      7.1
Consumer Staples                               6.3
Information Technology                         4.6
Energy                                         3.2
Health Care                                    2.9
Telecommunication Services                     1.7
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Adidas AG                                      1.5%
KUKA AG                                        1.4
Deutsche Wohnen AG                             1.3
HOCHTIEF AG                                    1.3
Umicore S.A.                                   1.2
UPM-Kymmene OYJ                                1.2
Gamesa Corp. Tecnologica S.A.                  1.2
OSRAM Licht AG                                 1.2
Voestalpine AG                                 1.2
Groupe Bruxelles Lambert S.A.                  1.2
                                             ------
    Total                                     12.7%
                                             ======

-------------------------------------------------------------------------------------------------------
                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   OCTOBER 21, 2014 - JUNE 30, 2016

              First Trust Eurozone        NASDAQ AlphaDEX(R)             NASDAQ                MSCI EMU
                AlphaDEX(R) Fund            Eurozone Index           Eurozone Index              Index
10/21/14            $10,000                     $10,000                  $10,000                $10,000
12/31/14             10,114                      10,199                   10,120                 10,130
6/30/15              10,751                      10,819                   10,564                 10,524
12/31/15             10,473                      10,609                   10,120                  9,986
6/30/16               9,934                      10,001                    9,423                  9,261
-------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 22, 2014 (commencement of trading) through June 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
10/22/14 - 12/31/14         18               19              0               0
1/1/15 - 12/31/15           74                7              0               1
1/1/16 - 6/30/16            27                1              0               0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%      >=2.00%
10/22/14 - 12/31/14          8                4              0               0
1/1/15 - 12/31/15          130               36              4               0
1/1/16 - 6/30/16            75               18              4               0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after their inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2016 (UNAUDITED)

As a shareholder of First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Developed Markets ex-US AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust United Kingdom AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund and First Trust Eurozone AlphaDEX(R) ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2016      JUNE 30, 2016         PERIOD            PERIOD (a)

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
Actual                                              $1,000.00           $1,010.70             0.80%               $4.00
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
Actual                                              $1,000.00           $  939.80             0.80%               $3.86
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
Actual                                              $1,000.00           $1,255.80             0.80%               $4.49
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
Actual                                              $1,000.00           $1,443.10             0.80%               $4.86
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
Actual                                              $1,000.00           $  908.00             0.80%               $3.80
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
Actual                                              $1,000.00           $  975.50             0.80%               $3.93
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
Actual                                              $1,000.00           $1,029.90             0.80%               $4.04
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

JUNE 30, 2016 (UNAUDITED)

                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2016      JUNE 30, 2016         PERIOD            PERIOD (A)

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R)
   FUND (FDT)
Actual                                              $1,000.00           $  980.50             0.80%               $3.94
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
Actual                                              $1,000.00           $1,075.00             0.80%               $4.13
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
Actual                                              $1,000.00           $  967.40             0.80%               $3.91
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
Actual                                              $1,000.00           $1,089.10             0.80%               $4.16
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
Actual                                              $1,000.00           $1,105.70             0.80%               $4.19
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
Actual                                              $1,000.00           $  837.30             0.80%               $3.65
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
Actual                                              $1,000.00           $1,055.80             0.80%               $4.09
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
Actual                                              $1,000.00           $  989.80             0.82%               $4.06
Hypothetical (5% return before expenses)            $1,000.00           $1,020.79             0.82%               $4.12

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
Actual                                              $1,000.00           $  985.20             0.80%               $3.95
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP
   ALPHADEX(R) FUND (FDTS)
Actual                                              $1,000.00           $  981.10             0.80%               $3.94
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

FIRST TRUST EMERGING MARKETS SMALL CAP
   ALPHADEX(R) FUND (FEMS)
Actual                                              $1,000.00           $1,092.00             0.84%               $4.37
Hypothetical (5% return before expenses)            $1,000.00           $1,020.69             0.84%               $4.22

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
Actual                                              $1,000.00           $  948.50             0.80%               $3.88
Hypothetical (5% return before expenses)            $1,000.00           $1,020.89             0.80%               $4.02

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (January 1, 2016 through June 30, 2016), multiplied by 182/366 (to reflect the one-half year period).

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 89.2%
               AUSTRALIA - 17.2%
        23,008 AGL Energy Ltd. (b)              $    334,148
        27,401 Aristocrat Leisure Ltd. (b)           285,054
       113,986 BlueScope Steel Ltd. (b)              550,734
        22,834 Boral Ltd. (b)                        107,202
        16,239 CIMIC Group Ltd. (b)                  438,415
         2,759 Cochlear Ltd. (b)                     251,729
         2,455 Domino's Pizza Enterprises
                 Ltd. (b)                            126,328
         9,793 Flight Centre Travel Group
                 Ltd. (b)                            232,980
       221,357 Fortescue Metals Group Ltd. (b)       592,361
        30,024 Harvey Norman Holdings Ltd. (b)       104,471
       192,649 Medibank Pvt Ltd. (b)                 427,211
        16,641 Newcrest Mining Ltd. (b) (c)          288,419
        69,344 Qantas Airways Ltd. (b)               146,893
         8,722 Seek Ltd. (b)                         100,125
        74,533 Star Entertainment Group
                 (The) Ltd. (b)                      303,702
        32,971 Tabcorp Holdings Ltd. (b)             113,578
        24,888 TPG Telecom Ltd. (b)                  223,167
        12,433 Transurban Group (b)                  111,981
        58,554 Treasury Wine Estates Ltd. (b)        406,884
        50,822 Vocus Communications Ltd. (b)         330,518
                                                ------------
                                                   5,475,900
                                                ------------
               BERMUDA - 5.4%
        90,600 Hongkong Land Holdings Ltd. (b)       554,496
       158,292 Kerry Properties Ltd. (b)             393,545
       717,000 Nine Dragons Paper Holdings
                 Ltd. (b)                            551,584
       135,970 NWS Holdings Ltd. (b)                 215,927
                                                ------------
                                                   1,715,552
                                                ------------
               CAYMAN ISLANDS - 3.7%
        33,500 Cheung Kong Property
                 Holdings Ltd. (b)                   211,508
        16,756 CK Hutchison Holdings Ltd. (b)        184,324
       793,000 Lee & Man Paper Manufacturing
                 Ltd. (b)                            592,431
       146,500 Shimao Property Holdings
                 Ltd. (b)                            186,451
                                                ------------
                                                   1,174,714
                                                ------------
               HONG KONG - 14.3%
       125,773 Cathay Pacific Airways Ltd. (b)       184,517
        77,855 Henderson Land Development
                 Co., Ltd. (b)                       439,785
       168,153 Hopewell Holdings Ltd. (b)            534,663
       570,101 New World Development Co.,
                 Ltd. (b)                            581,310
       839,000 PCCW Ltd. (b)                         564,851
       274,258 Sino Land Co., Ltd. (b)               451,562
        26,828 Sun Hung Kai Properties Ltd. (b)      323,610
        30,143 Swire Pacific Ltd., Class A (b)       341,236
       120,600 Swire Properties Ltd. (b)             322,109
        59,707 Wharf Holdings (The) Ltd. (b)         363,975
        97,082 Wheelock & Co., Ltd. (b)              457,944
                                                ------------
                                                   4,565,562
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MAURITIUS - 0.6%
       713,100 Golden Agri-Resources Ltd. (b)   $    186,583
                                                ------------
               NEW ZEALAND - 3.2%
        48,631 Auckland International Airport
                 Ltd. (b)                            226,226
        63,816 Fisher & Paykel Healthcare Corp.,
                 Ltd. (b)                            458,498
        39,632 Fletcher Building Ltd. (b)            243,778
        42,835 Spark New Zealand Ltd. (b)            108,872
                                                ------------
                                                   1,037,374
                                                ------------
               SINGAPORE - 4.5%
        18,000 City Developments Ltd. (b)            109,383
         7,300 Jardine Cycle & Carriage Ltd. (b)     199,698
        75,200 Keppel Corp., Ltd. (b)                310,223
        48,400 Sembcorp Industries Ltd. (b)          102,496
       130,500 Wilmar International Ltd. (b)         317,677
       596,600 Yangzijiang Shipbuilding
                 Holdings Ltd. (b)                   400,144
                                                ------------
                                                   1,439,621
                                                ------------
               SOUTH KOREA - 40.3%
        12,798 BNK Financial Group, Inc. (b)          90,192
         4,522 Celltrion, Inc. (b) (c)               380,147
         1,286 Coway Co., Ltd. (b)                   117,094
         6,828 Daelim Industrial Co., Ltd. (b)       455,485
         8,178 Dongbu Insurance Co., Ltd. (b)        492,238
         2,122 E-MART, Inc. (b)                      320,216
        10,520 GS Holdings Corp. (b)                 436,877
         5,006 Hana Financial Group, Inc. (b)        101,776
         6,846 Hankook Tire Co., Ltd. (b)            304,581
           533 Hanmi Pharm Co., Ltd. (b)             329,873
         2,499 Hanmi Science Co., Ltd. (b)           335,986
         4,976 Hanwha Chemical Corp. (b)             103,970
         4,310 Hyosung Corp. (b)                     471,747
        14,726 Hyundai Engineering &
                 Construction Co., Ltd. (b)          430,836
         1,994 Hyundai Mobis Co., Ltd. (b)           438,687
         4,070 Hyundai Motor Co. (b)                 481,446
         8,947 Hyundai Steel Co. (b)                 359,999
        10,134 Industrial Bank of Korea (b)           98,741
         3,898 KB Financial Group, Inc. (b)          110,843
        12,851 Kia Motors Corp. (b)                  484,218
        10,311 Korea Electric Power Corp. (b)        541,245
         9,711 Korea Gas Corp. (b)                   337,626
         1,812 LG Corp. (b)                          100,769
        18,668 LG Display Co., Ltd. (b)              432,230
         8,061 LG Electronics, Inc. (b)              379,646
        22,469 LG Uplus Corp. (b)                    213,403
         1,454 Lotte Chemical Corp. (b)              361,883
         1,450 Lotte Confectionery Co., Ltd.         246,104
           495 Lotte Shopping Co., Ltd. (b)           87,557
           490 NCSoft Corp. (b)                      100,898
           350 Neo Holdings Co., Ltd. (b) (c)              0
         1,131 POSCO (b)                             200,357
         5,072 S-Oil Corp. (b)                       336,117
         1,736 Samsung C&T Corp. (b)                 186,895
           378 Samsung Electronics Co., Ltd. (b) 470,743 3,170 Samsung Life Insurance Co.,
                 Ltd. (b)                            277,409


                        See Notes to Financial Statements                Page 45

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
         2,783 SK Holdings Co., Ltd. (b)        $    491,892
        22,050 SK Hynix, Inc. (b)                    627,477
         3,609 SK Innovation Co., Ltd. (b)           444,680
         1,786 SK Telecom Co., Ltd. (b)              335,530
        13,123 Woori Bank (b)                        109,110
           885 Yuhan Corp. (b)                       236,497
                                                ------------
                                                  12,863,020
                                                ------------
               TOTAL COMMON STOCKS                28,458,326
               (Cost $28,954,950)               ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 10.7%
               AUSTRALIA - 7.2%
        88,863 Dexus Property Group (b)              602,994
        84,627 Goodman Group (b)                     453,898
        28,223 GPT (The) Group (b)                   114,773
       218,783 Mirvac Group (b)                      332,735
        63,565 Scentre Group (b)                     235,442
        66,096 Stockland (b)                         234,344
        42,377 Westfield Corp. (b)                   340,401
                                                ------------
                                                   2,314,587
                                                ------------
               HONG KONG - 3.5%
       852,958 Champion REIT (b)                     484,282
        91,484 Link REIT (b)                         625,586
                                                ------------
                                                   1,109,868
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                 3,424,455
               (Cost $3,121,486)                ------------

               TOTAL INVESTMENTS - 99.9%          31,882,781
               (Cost $32,076,436) (d)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.1%                   39,787
                                                ------------
               NET ASSETS - 100.0%              $ 31,922,568
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $31,636,677 or 99.1% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,040,212 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,233,867.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common Stocks:
  South Korea            $12,863,020    $  246,104    $12,616,916     $    --
  Other Country
    Categories*           15,595,306            --     15,595,306          --
                         -------------------------------------------------------
Total Common
  Stocks                  28,458,326       246,104     28,212,222          --
Real Estate
  Investment Trusts*       3,424,455            --      3,424,455          --
                         -------------------------------------------------------
Total Investments        $31,882,781    $  246,104    $31,636,677     $    --
                         =======================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $42,771 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015 exceeding a certain threshold.


Page 46                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 92.4%
               AUSTRIA - 1.9%
        18,476 ANDRITZ AG (b)                   $    876,079
        66,956 Raiffeisen Bank International
                 AG (b) (c)                          845,819
       119,082 Verbund AG (b) (d)                  1,679,432
        60,636 voestalpine AG (b)                  2,040,720
                                                ------------
                                                   5,442,050
                                                ------------
               BELGIUM - 3.6%
        38,350 Ageas (b)                           1,333,018
        34,826 Colruyt S.A. (b)                    1,927,200
        24,589 Groupe Bruxelles Lambert
                 S.A. (b)                          2,016,440
        17,049 Sofina S.A. (b)                     2,256,607
        50,941 Umicore S.A. (b)                    2,631,319
                                                ------------
                                                  10,164,584
                                                ------------
               DENMARK - 3.0%
         1,156 AP Moeller - Maersk A.S.,
                 Class B (b)                       1,509,915
         7,555 Chr Hansen Holding A.S. (b)           496,177
         7,319 Genmab A.S. (b) (c)                 1,334,599
        50,527 ISS A.S. (b)                        1,900,337
         3,195 Rockwool International A.S.,
                 Class B (b)                         578,134
        21,021 Royal Unibrew A.S. (b)                940,361
        28,755 Vestas Wind Systems A.S. (b)        1,954,462
                                                ------------
                                                   8,713,985
                                                ------------
               FINLAND - 4.7%
        34,894 Amer Sports OYJ (b)                   957,326
        40,984 Huhtamaki OYJ (b)                   1,700,828
        34,457 Kesko OYJ, Class B (b)              1,463,271
        31,571 Kone OYJ, Class B (b)               1,457,013
        85,026 Metso OYJ (b)                       1,998,951
        30,827 Neste OYJ (b)                       1,105,423
       283,384 Stora Enso OYJ, Class R (b)         2,278,997
       140,000 UPM-Kymmene OYJ (b)                 2,571,908
                                                ------------
                                                  13,533,717
                                                ------------
               FRANCE - 11.2%
       266,541 Air France-KLM (b) (c)              1,682,094
        20,265 Arkema S.A. (b)                     1,549,315
         5,396 Capgemini S.A. (b)                    465,636
        11,509 Cie de Saint-Gobain (b)               436,255
        14,870 Cie Generale des Etablissements
                 Michelin (b)                      1,401,358
        46,833 Credit Agricole S.A. (b)              393,722
        26,415 Eiffage S.A. (b)                    1,877,843
        46,267 Elior Participations SCA (b)        1,003,955
        40,177 Eurazeo S.A. (b)                    2,383,535
        48,667 Nexity S.A. (b)                     2,461,847
        86,864 Orange S.A. (b) (d)                 1,412,453
        59,198 Peugeot S.A. (b) (c)                  709,553
        73,740 Plastic Omnium S.A. (b)             2,061,478
        20,420 Renault S.A. (b)                    1,541,659
         7,996 Sartorius Stedim Biotech (b)          539,196
         9,777 SEB S.A. (b)                        1,178,873
        13,725 Societe Generale S.A. (b)             429,399
        18,819 Sodexo S.A. (b)                     2,016,069


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FRANCE (CONTINUED)
        27,453 Technip S.A. (b)                 $  1,485,893
        23,079 Teleperformance (b)                 1,965,917
        28,946 Thales S.A. (b)                     2,403,799
        11,128 TOTAL S.A. (b)                        533,655
         9,772 Valeo S.A. (b)                        433,819
         7,823 Vicat S.A. (b)                        440,549
        20,426 Vinci S.A. (b)                      1,441,399
                                                ------------
                                                  32,249,271
                                                ------------
               GERMANY - 16.1%
        21,640 Adidas AG (b)                       3,106,406
        13,448 BASF SE (b)                         1,031,176
        22,095 Bayerische Motoren Werke
                 AG (b)                            1,607,966
       116,673 Commerzbank AG (b)                    759,816
        26,465 Daimler AG (b)                      1,583,622
       125,521 Deutsche Lufthansa AG (b)           1,475,815
        65,239 Deutsche Wohnen AG (b)              2,221,263
        43,575 DMG Mori AG (b)                     2,055,002
        50,721 Evonik Industries AG (b)            1,511,920
         6,943 Fresenius SE & Co. KGaA (b)           510,154
         4,768 GRENKE AG (b)                         832,709
        13,258 Hannover Rueck SE (b)               1,389,140
         5,926 HeidelbergCement AG (b)               446,418
        35,857 Hella KGaA Hueck & Co. (b)          1,150,880
        20,722 HOCHTIEF AG (b)                     2,675,434
         7,733 HUGO BOSS AG (b)                      439,637
        35,646 Infineon Technologies AG (b)          516,026
        83,403 Jungheinrich AG
                 (Preference Shares) (b)           2,510,299
       108,379 K+S AG (b)                          2,218,757
        43,498 KION Group AG (b)                   2,108,259
        24,219 KUKA AG (b)                         2,872,645
        49,197 OSRAM Licht AG (b)                  2,556,122
        49,214 Porsche Automobil Holding
                 SE (Preference Shares) (b)        2,274,763
         3,797 Rational AG (b)                     1,757,212
        31,740 Rheinmetall AG (b)                  1,887,856
        51,902 Software AG (b)                     1,764,779
        15,942 Volkswagen AG
                 (Preference Shares) (b)           1,930,900
        11,527 Wacker Chemie AG (b)                1,009,456
                                                ------------
                                                  46,204,432
                                                ------------
               IRELAND - 1.6%
        22,988 DCC PLC (b)                         2,022,935
        16,331 Kerry Group PLC, Class A (b)        1,461,035
        38,178 Kingspan Group PLC                    826,177
         3,639 Paddy Power Betfair PLC (b)           382,446
                                                ------------
                                                   4,692,593
                                                ------------
               ITALY - 3.2%
       221,222 Banco Popolare SC (b)                 530,782
        39,229 Brembo S.p.A. (b)                   2,160,955
        29,345 Buzzi Unicem S.p.A (b)                514,243
       152,222 Davide Campari-Milano S.p.A (b)     1,506,784
         8,783 DiaSorin S.p.A. (b)                   537,107
       114,353 Enel S.p.A. (b)                       507,664
        28,302 EXOR S.p.A. (b)                     1,044,783


                        See Notes to Financial Statements                Page 47

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               ITALY (CONTINUED)
       678,998 Hera S.p.A. (b)                  $  1,853,241
        22,387 Prysmian S.p.A (b)                    491,376
                                                ------------
                                                   9,146,935
                                                ------------
               JERSEY - 0.6%
       153,492 Petrofac Ltd. (b)                   1,595,489
                                                ------------
               LUXEMBOURG - 1.2%
        13,285 APERAM S.A. (b)                       465,043
         4,147 Eurofins Scientific SE (b)          1,536,349
        66,205 Grand City Properties S.A. (b)      1,362,350
                                                ------------
                                                   3,363,742
                                                ------------
               NETHERLANDS - 4.1%
        74,271 ABN AMRO Group N.V. (b)             1,221,064
        64,521 Boskalis Westminster (b)            2,201,627
         6,859 Gemalto N.V. (b)                      415,545
         6,500 Heineken Holding N.V. (b)             526,641
        90,192 Koninklijke Ahold N.V. (b)          1,991,671
        35,610 Koninklijke Philips N.V. (b)          884,420
        46,509 NN Group N.V. (b)                   1,280,319
       182,990 STMicroelectronics N.V. (b) (d)     1,074,631
        50,828 Wolters Kluwer N.V. (b)             2,058,088
                                                ------------
                                                  11,654,006
                                                ------------
               NORWAY - 2.3%
        85,875 DNB ASA (b)                         1,027,906
       123,320 Norsk Hydro ASA (b)                   451,454
        56,057 Orkla ASA (b)                         498,546
        82,789 Salmar ASA (b)                      2,463,659
        67,462 Yara International ASA (b)          2,143,053
                                                ------------
                                                   6,584,618
                                                ------------
               PORTUGAL - 1.9%
     1,811,371 Banco Espirito Santo
                 S.A. (b) (c) (e)                          0
       427,794 EDP - Energias de Portugal
                 S.A. (b)                          1,309,722
        40,340 Galp Energia SGPS S.A. (b)            561,062
       154,994 Jeronimo Martins SGPS S.A. (b)      2,444,527
       417,900 Navigator (The) Co., S.A. (b)       1,165,307
                                                ------------
                                                   5,480,618
                                                ------------
               SPAIN - 4.0%
        13,116 Acciona S.A. (b)                      957,106
         3,927 Aena S.A. (b)                         520,526
       345,194 Banco Santander S.A. (b)            1,339,587
       537,062 Bankia S.A. (b)                       390,965
        22,446 Cia de Distribucion Integral
                 Logista Holdings S.A. (b)           474,297
       128,350 Gamesa Corp. Tecnologica
                 S.A. (b)                          2,557,250
        75,256 Gas Natural SDG S.A. (b) (d)        1,495,911
       228,165 Iberdrola S.A. (b)                  1,556,443
       127,702 International Consolidated
                 Airlines Group S.A. (b)             633,363
       234,734 Mapfre S.A. (b)                       515,515
       180,104 Prosegur Cia de Seguridad
                 S.A. (b)                          1,085,402
                                                ------------
                                                  11,526,365
                                                ------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SWEDEN - 10.9%
        25,536 AAK AB (b) (d)                   $  1,822,910
        82,359 Axfood AB (b)                       1,581,896
        62,061 BillerudKorsnas AB (b)                926,105
       126,803 Boliden AB (b)                      2,478,250
       147,051 Castellum AB (b)                    2,090,761
       120,146 Fabege AB (b)                       2,043,412
        79,960 Fastighets AB Balder,
                 Class B (b) (c)                   2,026,291
       159,981 Hufvudstaden AB, Class A (b)        2,510,977
        28,659 Investor AB, Class B (b)              962,822
         9,277 LE Lundbergforetagen AB,
                 Class B (b)                         529,143
        69,628 NCC AB, Class B (b)                 1,616,705
       118,372 Nibe Industrier AB, Class B (b)       984,351
       229,571 Peab AB (b)                         1,741,778
        73,957 Saab AB, Class B (b)                2,306,328
       153,082 Securitas AB, Class B (b)           2,363,252
        66,671 Skanska AB, Class B (b)             1,396,023
        32,462 Svenska Cellulosa AB SCA,
                 Class B (b)                       1,043,026
        92,434 Volvo AB, Class B (b)                 918,269
       234,641 Wallenstam AB, Class B (b)          1,908,655
                                                ------------
                                                  31,250,954
                                                ------------
               SWITZERLAND - 5.0%
         4,629 Emmi AG (b)                         2,822,172
         2,504 Georg Fischer AG (b)                2,001,719
         2,992 Lonza Group AG (b)                    497,006
        27,918 Novartis AG (b)                     2,304,311
        23,828 Pargesa Holding S.A. (b)            1,575,486
         5,489 Schindler Holding AG (b)              993,772
         1,468 Straumann Holding AG (b)              579,139
         1,460 Swatch Group (The) AG (b) (d)         424,863
         3,806 Swiss Life Holding AG (b)             879,559
        10,945 Swiss Re AG (b)                       955,941
        27,744 Temenos Group AG (b)                1,384,751
                                                ------------
                                                  14,418,719
                                                ------------
               UNITED KINGDOM - 17.1%
       395,257 3i Group PLC (b)                    2,900,040
       127,402 Aberdeen Asset Management
                 PLC (b)                             477,999
       131,259 Aggreko PLC (b)                     2,244,927
       122,715 Ashtead Group PLC (b)               1,752,852
       189,162 Barratt Developments PLC (b)        1,027,911
        53,892 Bellway PLC (b)                     1,367,109
        21,963 Berkeley Group Holdings PLC (b)       741,640
        52,406 Bunzl PLC (b)                       1,612,456
       535,806 Capital & Counties Properties
                 PLC (b)                           2,133,279
        28,779 Compass Group PLC (b)                 547,532
        69,800 easyJet PLC (b)                     1,014,307
        74,210 Fresnillo PLC (b)                   1,634,215
       116,319 Halma PLC (b)                       1,582,057
        45,742 Imperial Brands PLC (b)             2,480,716
       152,775 Informa PLC (b)                     1,489,762
       114,284 Intermediate Capital Group
                 PLC (b)                             748,774


Page 48                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED KINGDOM (CONTINUED)
        22,319 Intertek Group PLC (b)           $  1,039,916
       383,732 J Sainsbury PLC (b)                 1,195,398
       156,937 JD Sports Fashion PLC (b)           2,419,565
        51,521 Johnson Matthey PLC (b)             1,932,410
       176,198 Marks & Spencer Group PLC (b)         754,572
        86,918 Meggitt PLC (b)                       472,437
        67,529 Micro Focus International PLC (b)   1,456,875
        52,906 Mondi PLC (b)                         990,531
       167,181 NMC Health PLC                      2,882,148
        16,949 Persimmon PLC (b)                     328,670
       599,688 Rentokil Initial PLC (b)            1,548,641
       147,044 Royal Mail PLC (b)                    987,922
       139,599 RPC Group PLC (b)                   1,461,111
       148,587 RSA Insurance Group PLC (b)           995,885
        56,184 Sage Group (The) PLC (b)              485,630
       467,358 Sports Direct International
                 PLC (b) (c)                       2,001,066
       194,778 Taylor Wimpey PLC (b)                 345,553
        22,421 Unilever PLC (b)                    1,074,306
        38,880 WH Smith PLC (b)                      816,811
       108,076 William Hill PLC (b)                  372,273
       711,459 WM Morrison Supermarkets
                 PLC (b)                           1,786,050
                                                ------------
                                                  49,103,346
                                                ------------
               TOTAL COMMON STOCKS               265,125,424
               (Cost $282,746,959)              ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 7.1%
               FRANCE - 1.2%
        18,419 Gecina S.A. (b)                     2,494,821
         3,684 Unibail-Rodamco SE (b)                953,029
                                                ------------
                                                   3,447,850
                                                ------------
               UNITED KINGDOM - 5.9%
       252,262 British Land (The) Co., PLC (b)     2,048,189
        56,062 Derwent London PLC (b)              1,955,869
       305,459 Hammerson PLC (b)                   2,200,092
       451,651 Intu Properties PLC (b)             1,755,924
       193,971 Shaftesbury PLC (b)                 2,282,574
       430,681 Segro PLC (b)                       2,387,199
       160,501 Land Securities Group PLC (b)       2,233,449
       242,732 Great Portland Estates PLC (b)      2,031,775
                                                ------------
                                                  16,895,071
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                20,342,921
               (Cost $24,521,019)               ------------

               MONEY MARKET FUNDS - 0.2%
       526,809 Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.26% (f) (g)                       526,809
               (Cost $526,809)                  ------------



PRINCIPAL
  VALUE        DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 0.5%
$      315,039 JPMorgan Chase & Co., 0.30% (f),
                dated 6/30/16, due 7/1/16, with
                a maturity value of $315,042.
                Collateralized by U.S. Treasury
                Notes, interest rates of 2.00%
                to 2.625%, due 11/15/20 to
                11/30/20. The value of the
                collateral including accrued
                interest is $321,947. (g)       $    315,039

     1,184,840 RBC Capital Markets LLC,
                0.35% (f), dated 6/30/16, due
                7/1/16, with a maturity value
                of $1,184,851. Collateralized
                by U.S. Treasury Notes,
                interest rate of 1.50%, due
                8/31/18 to 5/31/20. The value
                of the collateral including
                accrued interest is
                $1,211,633. (g)                    1,184,840
                                                ------------
               TOTAL REPURCHASE AGREEMENTS         1,499,879
               (Cost $1,499,879)                ------------
               TOTAL INVESTMENTS - 100.2%        287,495,033
               (Cost $309,294,666) (h)
               NET OTHER ASSETS AND
                 LIABILITIES - (0.2%)              (571,680)
                                                ------------
               NET ASSETS - 100.0%              $286,923,353
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview


(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $281,760,020 or 98.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,991,759 and the total value of the collateral held by the Fund is $2,026,688.

(e)   This issuer has filed for protection in bankruptcy court.

(f)   Interest rate shown reflects yield as of June 30, 2016.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,132,443 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $33,932,076.


                        See Notes to Financial Statements                Page 49

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

JUNE 30, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common Stocks:
  Ireland                $  4,692,593   $  826,177    $  3,866,416    $    --
  Portugal                  5,480,618           --       5,480,618         --*
  United Kingdom           49,103,346    2,882,148      46,221,198         --
  Other Country
   Categories**           205,848,867           --     205,848,867         --
                         -------------------------------------------------------
Total Common
  Stocks                  265,125,424    3,708,325     261,417,099         --*
Real Estate
  Investment
   Trusts**                20,342,921           --      20,342,921         --
Money Market
  Funds                       526,809      526,809              --         --
Repurchase
  Agreements                1,499,879           --       1,499,879         --
                         -------------------------------------------------------
Total Investments        $287,495,033   $4,235,134    $283,259,899    $    --*
                         =======================================================


*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $1,382,448 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and NYSE close on June 30, 2016, exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
   Common Stocks                                $         --*
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
   Appreciation/Depreciation                              --
Purchases                                                 --
Sales                                                     --
Transfers In                                              --
Transfers Out                                             --
ENDING BALANCE AT JUNE 30, 2016
   Common Stocks                                          --*
                                                ------------
Total Level 3 holdings                          $         --*
                                                ============

* Investment is valued at $0.


Page 50                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

JUNE 30, 2016 (UNAUDITED)


---------------------------------
OFFSETTING ASSETS AND LIABILITIES
------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $  1,991,759
Non-cash Collateral(2)                            (1,991,759)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At June 30, 2016, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(3)       $  1,499,879
Non-cash Collateral(4)                            (1,499,879)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2016, the value of the collateral from each seller exceeded the value of the repurchase agreements.

CURRENCY EXPOSURE
DIVERSIFICATION                       % OF TOTAL INVESTMENTS
------------------------------------------------------------
Euro                                                53.7%
British Pound Sterling                              24.4
Swedish Krona                                       10.9
Swiss Franc                                          5.0
Danish Krone                                         3.0
Norwegian Krone                                      2.3
US Dollar                                            0.7
                                                  -------
TOTAL                                              100.0%
                                                  =======


                        See Notes to Financial Statements                Page 51

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 99.7%
               BRAZIL - 65.6%
        14,887 Banco Bradesco S.A.
                 (Preference Shares)            $    116,694
        23,164 Banco do Brasil S.A.                  123,886
        17,865 BM&FBovespa S.A. - Bolsa de
                 Valores Mercadorias e Futuros       100,106
        11,737 Braskem S.A. (Preference Shares)       69,568
         3,570 BRF S.A.                               50,155
        34,891 Centrais Eletricas Brasileiras
                 S.A. (Preference Shares) (b)        191,274
         3,675 Cia Brasileira de Distribuicao
                 (Preference Shares)                  53,438
        19,097 Cia de Saneamento Basico do
                 Estado de Sao Paulo                 172,880
        56,606 Cia Energetica de Minas Gerais
                 (Preference Shares)                 128,286
        64,048 Cia Siderurgica Nacional
                 S.A. (b)                            155,918
         5,836 Cosan S.A. Industria e Comercio        60,517
        23,950 CPFL Energia S.A.                     153,513
         6,037 Fibria Celulose S.A.                   40,462
        28,095 Gerdau S.A. (Preference Shares)        51,514
         9,771 Hypermarcas S.A.                       70,994
         8,804 Itau Unibanco Holding S.A.
                 (Preference Shares)                  83,044
        61,657 Itausa - Investimentos Itau S.A.
                 (Preference Shares)                 145,683
        41,821 JBS S.A.                              130,190
        31,912 Kroton Educacional S.A.               135,107
        11,023 Lojas Americanas S.A.
                 (Preference Shares)                  55,176
         8,811 Lojas Renner S.A.                      64,979
         3,451 Natura Cosmeticos S.A.                 27,395
         8,773 Raia Drogasil S.A.                    172,439
         8,098 Telefonica Brasil S.A.
                 (Preference Shares)                 110,921
        57,243 TIM Participacoes S.A.                121,888
         4,994 Tractebel Energia S.A.                 59,559
         2,625 Ultrapar Participacoes S.A.            58,109
                                                ------------
                                                   2,703,695
                                                ------------
               CHILE - 11.1%
       152,520 AES Gener S.A.                         74,698
        45,250 Aguas Andinas S.A.                     25,979
           638 Banco de Credito e Inversiones         27,655
        41,891 Cencosud S.A.                         119,380
        93,232 Colbun S.A.                            22,579
         8,077 Empresas COPEC S.A.                    70,779
       378,029 Enersis Americas S.A.                  64,791
         7,342 Latam Airlines Group S.A. (b)          48,586
                                                ------------
                                                     454,447
                                                ------------
               COLOMBIA - 3.8%
         8,997 Bancolombia S.A.
                 (Preference Shares)                  78,484
         9,131 Grupo Nutresa S.A.                     78,466
                                                ------------
                                                     156,950
                                                ------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MEXICO - 19.2%
        12,767 Alfa S.A.B. de C.V., Series A    $     21,948
        27,322 Alsea SAB de C.V.                     104,012
        36,702 Cemex S.A.B. de C.V. (b)               22,705
         2,655 Fomento Economico Mexicano
                 S.A.B. de C.V.                       24,581
        13,042 Gentera S.A.B. de C.V.                 23,363
         4,854 Gruma S.A.B. de C.V., Class B          69,826
        34,689 Grupo Bimbo S.A.B. de C.V.,
                 Series A                            108,796
         5,497 Grupo Carso S.A.B. de C.V.,
                 Series A1                            23,657
        42,535 Grupo Mexico S.A.B. de C.V.,
                 Series B                             99,669
         4,655 Grupo Televisa S.A.B.                  24,272
        23,934 Industrias Bachoco S.A.B. de
                 C.V., Series B                       98,642
        80,998 OHL Mexico S.A.B. de C.V. (b)          99,240
         5,784 Promotora y Operadora de
                 Infraestructura S.A.B. de C.V.       71,189
                                                ------------
                                                     791,900
                                                ------------
               TOTAL INVESTMENTS - 99.7%           4,106,992
               (Cost $3,796,609) (c)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.3%                   14,399
                                                ------------
               NET ASSETS - 100.0%              $  4,121,391
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $557,576 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $247,193.


Page 52                 See Notes to Financial Statements

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

JUNE 30, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                          ------------------------------------------------------
Common Stocks*            $4,106,992    $4,106,992      $    --       $    --
                          ======================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $1,973,091 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


                        See Notes to Financial Statements                Page 53

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.6%
               AEROSPACE & DEFENSE - 1.4%
        92,806 Embraer S.A.                     $    505,589
                                                ------------
               AUTO COMPONENTS - 2.7%
        84,901 Mahle-Metal Leve S.A.                 606,568
       112,338 Tupy S.A.                             412,660
                                                ------------
                                                   1,019,228
                                                ------------
               BANKS - 12.7%
        79,943 Banco Bradesco S.A.
                 (Preference Shares)                 626,643
       190,096 Banco do Brasil S.A.                1,016,670
       478,078 Banco do Estado do Rio Grande
                 do Sul S.A. (Preference Shares)   1,270,985
        53,217 Itau Unibanco Holding S.A.
                 (Preference Shares)                 501,969
       559,911 Itausa - Investimentos Itau S.A.
                 (Preference Shares)               1,322,954
                                                ------------
                                                   4,739,221
                                                ------------
               CHEMICALS - 2.0%
       126,791 Braskem S.A. (Preference Shares)      751,518
                                                ------------
               DIVERSIFIED CONSUMER
                 SERVICES - 5.3%
       200,836 Estacio Participacoes S.A.          1,060,355
       220,483 Kroton Educacional S.A.               933,465
                                                ------------
                                                   1,993,820
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 2.9%
       192,932 BM&FBovespa S.A. - Bolsa de
                 Valores Mercadorias e Futuros     1,081,087
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 2.2%
        58,765 Telefonica Brasil S.A.
                 (Preference Shares)                 804,925
                                                ------------
               ELECTRIC UTILITIES - 21.8%
       335,417 Centrais Eletricas Brasileiras
                 S.A. (Preference Shares) (a)      1,838,774
        30,678 Cia de Transmissao de Energia
                 Electrica Paulista
                 (Preference Shares)                 596,885
       571,297 Cia Energetica de Minas Gerais
                 (Preference Shares)               1,294,724
       144,135 Cia Paranaense de Energia
                 (Preference Shares)               1,311,093
        94,579 CPFL Energia S.A.                     606,225
       295,000 EDP - Energias do Brasil S.A.       1,250,786
        81,832 Equatorial Energia S.A.             1,239,338
                                                ------------
                                                   8,137,825
                                                ------------
               FOOD & STAPLES RETAILING - 3.4%
        33,454 Cia Brasileira de Distribuicao
                 (Preference Shares)                 486,454
        39,472 Raia Drogasil S.A.                    775,850
                                                ------------
                                                   1,262,304
                                                ------------
               FOOD PRODUCTS - 10.3%
       283,555 JBS S.A.                              882,716



SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
        21,063 M Dias Branco S.A.               $    694,385
       220,601 Marfrig Global Foods S.A. (a)         385,947
       210,632 Minerva S.A. (a)                      600,625
        76,465 Sao Martinho S.A.                   1,270,648
                                                ------------
                                                   3,834,321
                                                ------------
               HOUSEHOLD DURABLES - 6.8%
       373,531 Cyrela Brazil Realty S.A.
                 Empreendimentos e Participacoes   1,196,536
       403,444 MRV Engenharia e Participacoes
                 S.A.                              1,357,666
                                                ------------
                                                   2,554,202
                                                ------------
               INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS - 0.7%
        20,888 Tractebel Energia S.A.                249,111
                                                ------------
               INSURANCE - 1.2%
        28,792 BB Seguridade Participacoes S.A.      251,952
        24,310 Porto Seguro S.A.                     202,438
                                                ------------
                                                     454,390
                                                ------------
               INTERNET & CATALOG RETAIL - 0.4%
        45,963 B2W Cia Digital (a)                   134,499
                                                ------------
               MEDIA - 2.3%
        75,046 Multiplus S.A.                        844,539
                                                ------------
               METALS & MINING - 2.2%
       451,881 Gerdau S.A. (Preference Shares)       828,559
                                                ------------
               MULTILINE RETAIL - 2.3%
       173,284 Lojas Americanas S.A.
                 (Preference Shares)                 867,419
                                                ------------
               OIL, GAS & CONSUMABLE
                 FUELS - 3.7%
        55,579 Cosan S.A. Industria e Comercio       576,327
       104,547 Petroleo Brasileiro S.A.
                 (Preference Shares) (a)             306,582
        23,186 Ultrapar Participacoes S.A.           513,264
                                                ------------
                                                   1,396,173
                                                ------------
               PAPER & FOREST PRODUCTS - 4.7%
       361,847 Duratex S.A.                          957,476
        40,476 Fibria Celulose S.A.                  271,285
       149,917 Suzano Papel e Celulose S.A.
                 (Preference Shares)                 528,767
                                                ------------
                                                   1,757,528
                                                ------------
               PERSONAL PRODUCTS - 2.5%
        96,762 Hypermarcas S.A.                      703,055
        29,797 Natura Cosmeticos S.A.                236,536
                                                ------------
                                                     939,591
                                                ------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 0.9%
        37,051 Iguatemi Empresa de Shopping
                 Centers S.A.                        324,916
                                                ------------
               ROAD & RAIL - 0.8%
        28,203 Localiza Rent a Car S.A.              302,899
                                                ------------


Page 54                 See Notes to Financial Statements

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION
                 INFRASTRUCTURE - 0.8%
        55,814 CCR S.A.                         $    291,902
                                                ------------
               WATER UTILITIES - 2.7%
       110,981 Cia de Saneamento Basico do
                 Estado de Sao Paulo               1,004,678
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 2.9%
       510,525 TIM Participacoes S.A.              1,087,069
                                                ------------
               TOTAL INVESTMENTS - 99.6%          37,167,313
               (Cost $36,785,951) (b)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.4%                  163,039
                                                ------------
               NET ASSETS - 100.0%              $ 37,330,352
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $618,333 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $236,971.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common Stocks*           $37,167,313    $37,167,313     $    --       $    --
                         =======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $2,620,001 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Brazil                                              99.6%
---------------------------------------------------------
TOTAL INVESTMENTS                                   99.6
NET OTHER ASSETS AND LIABILITIES                     0.4
                                                  -------
TOTAL                                              100.0%
                                                  =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 55

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 98.6%
               AUTOMOBILES - 7.4%
        21,295 Brilliance China Automotive
                 Holdings Ltd. (a)              $     21,849
        48,605 Chongqing Changan Automobile
                 Co., Ltd., Class B (a)               68,085
       100,716 Dongfeng Motor Group Co., Ltd.,
                 Class H (a)                         106,160
       148,909 Geely Automobile Holdings
                 Ltd. (a)                             81,027
                                                ------------
                                                     277,121
                                                ------------
               BANKS - 0.7%
        38,901 China Construction Bank Corp.,
                 Class H (a)                          25,983
                                                ------------
               CAPITAL MARKETS - 4.1%
       144,628 China Cinda Asset Management
                 Co., Ltd., Class H (a)               49,043
        58,479 China Galaxy Securities Co., Ltd.,
                 Class H (a)                          52,851
        86,542 Haitong International Securities
                 Group Ltd. (a)                       52,551
                                                ------------
                                                     154,445
                                                ------------
               COMMUNICATIONS EQUIPMENT
                 - 0.8%
        23,511 ZTE Corp., Class H (a)                 29,966
                                                ------------
               CONSTRUCTION & ENGINEERING
                 - 6.0%
        62,504 China State Construction
                 International Holdings Ltd. (a)      83,097
       156,819 Sinopec Engineering Group Co.,
                 Ltd., Class H (a)                   141,078
                                                ------------
                                                     224,175
                                                ------------
               CONSTRUCTION MATERIALS - 3.9%
        29,850 Anhui Conch Cement Co., Ltd.,
                 Class H (a)                          72,351
       167,789 China National Building Material
                 Co., Ltd., Class H (a)               73,793
                                                ------------
                                                     146,144
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 7.7%
       357,146 China Communications Services
                 Corp., Ltd., Class H (a)            187,185
       228,544 China Telecom Corp., Ltd.,
                 Class H (a)                         102,780
                                                ------------
                                                     289,965
                                                ------------
               ELECTRICAL EQUIPMENT - 1.5%
        41,822 Xinjiang Goldwind Science &
                 Technology Co., Ltd.,
                 Class H (a)                          57,317
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS - 2.6%
       297,027 FIH Mobile Ltd. (a)                    96,500
                                                ------------
               FOOD & STAPLES RETAILING - 0.5%
        13,710 Shanghai Bailian Group Co., Ltd.,
                 Class B (a)                          20,788
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               GAS UTILITIES - 3.0%
        36,385 China Resources Gas Group
                 Ltd. (a)                       $    111,123
                                                ------------
               HEALTH CARE PROVIDERS &
                 SERVICES - 4.3%
        33,376 Sinopharm Group Co., Ltd.,
                 Class H (a)                         160,328
                                                ------------
               INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS - 0.8%
        89,111 Huaneng Renewables Corp. Ltd.,
                 Class H (a)                          29,709
                                                ------------
               INSURANCE - 0.6%
         4,783 Ping An Insurance Group Co. of
                 China Ltd., Class H (a)              21,192
                                                ------------
               INTERNET SOFTWARE &
                 SERVICES - 1.7%
         2,703 Tencent Holdings Ltd. (a)              62,076
                                                ------------
               IT SERVICES - 1.7%
        32,950 TravelSky Technology Ltd.,
                 Class H (a)                          63,443
                                                ------------
               MACHINERY - 1.4%
        25,970 Shanghai Mechanical and
                 Electrical Industry Co., Ltd.,
                 Class B (a)                          53,187
                                                ------------
               METALS & MINING - 3.1%
       261,222 China Zhongwang Holdings
                 Ltd. (a)                            117,107
                                                ------------
               OIL, GAS & CONSUMABLE
                 FUELS - 7.2%
        17,123 China Shenhua Energy Co., Ltd.,
                 Class H (a)                          31,847
       128,836 CNOOC Ltd. (a)                        160,983
        90,255 Kunlun Energy Co., Ltd. (a)            75,226
                                                ------------
                                                     268,056
                                                ------------
               PAPER & FOREST PRODUCTS - 2.8%
       135,543 Nine Dragons Paper Holdings
                 Ltd. (a)                            104,272
                                                ------------
               PHARMACEUTICALS - 0.6%
        25,822 CSPC Pharmaceutical Group
                 Ltd. (a)                             22,971
                                                ------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 16.9%
         8,929 China Resources Land Ltd. (a)          21,041
       261,532 Country Garden Holdings Co.,
                 Ltd. (a)                            110,604
       108,688 Guangzhou R&F Properties Co.,
                 Ltd., Class H (a)                   137,784
        72,027 Longfor Properties Co., Ltd. (a)       93,974
        59,260 Shanghai Lujiazui Finance &
                 Trade Zone Development Co.,
                 Ltd., Class B (a)                    92,742
        60,411 Shimao Property Holdings
                 Ltd. (a)                             76,886
       125,638 Sino-Ocean Land Holdings
                 Ltd. (a)                             54,860


Page 56                 See Notes to Financial Statements

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT (CONTINUED)
        69,726 Sunac China Holdings Ltd. (a)    $     43,586
                                                ------------
                                                     631,477
                                                ------------
               ROAD & RAIL - 1.0%
        22,562 Shanghai Jinjiang International
               Industrial Investment Co., Ltd.,
                 Class B (a)                          39,592
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 4.5%
       917,323 Hanergy Thin Film Power Group
                 Ltd. (a) (b)                              0
       789,091 Semiconductor Manufacturing
                 International Corp. (a) (b)          63,561
       262,334 Xinyi Solar Holdings Ltd. (a)         104,212
                                                ------------
                                                     167,773
                                                ------------
               SOFTWARE - 2.5%
        49,416 Shanghai Baosight Software Co.,
                 Ltd., Class B (a)                    92,133
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 6.3%
        19,994 ANTA Sports Products Ltd. (a)          40,343
       178,166 Belle International Holdings
                 Ltd. (a)                            105,093
         6,215 Lao Feng Xiang Co., Ltd.,
                 Class B (a)                          22,474
        14,239 Shenzhou International Group
                 Holdings Ltd. (a)                    68,855
                                                ------------
                                                     236,765
                                                ------------
               TRANSPORTATION
                 INFRASTRUCTURE - 5.0%
        24,905 Beijing Capital International
                 Airport Co., Ltd., Class H (a)       27,092
       260,224 Dalian Port PDA Co., Ltd.,
                 Class H (a)                         118,276
        29,007 Shenzhen International Holdings
                 Ltd. (a)                             42,180
                                                ------------
                                                     187,548
                                                ------------
               TOTAL INVESTMENTS - 98.6%           3,691,156
               (Cost $4,440,840) (c)
               NET OTHER ASSETS AND
                 LIABILITIES - 1.4%                   52,793
                                                ------------
               NET ASSETS - 100.0%              $  3,743,949
                                                ============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $3,691,156 or 98.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $214,085 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $963,769.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common Stocks:
  Semiconductors &
    Semiconductor
    Equipment             $        --      $    --     $       --     $    --*
  Other Industry
    Categories**            3,691,156           --      3,691,156          --
                          ------------------------------------------------------
Total Investments         $ 3,691,156      $    --     $3,691,156     $    --*
                          ======================================================

*  Investment is valued at $0.
** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $0 from Level 2 to Level 3 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 3 did so as a result of negative news related to the company.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                        See Notes to Financial Statements                Page 57

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

JUNE 30, 2016 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
  Common Stocks                                 $         --
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
  Appreciation/Depreciation                               --
Purchases                                                 --
Sales                                                     --
Transfers In:                                             --
  Common Stocks                                           --*
Transfers Out                                             --
ENDING BALANCE AT JUNE 30, 2016
  Common Stocks                                           --*
                                                ------------
Total Level 3 holdings                          $         --*
                                                ============

* Investment is valued at $0.


COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
China                                               50.1%
Cayman Islands                                      31.2
Bermuda                                             10.9
Hong Kong                                            6.4
---------------------------------------------------------
TOTAL INVESTMENTS                                   98.6
NET OTHER ASSETS AND LIABILITIES                     1.4
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based on their country of incorporation, which may be different than the country categorization of the Fund's underlying index.


Page 58                 See Notes to Financial Statements

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.5%
               AIRLINES - 0.9%
        46,300 Japan Airlines Co., Ltd. (a)     $  1,489,592
                                                ------------
               AUTO COMPONENTS - 9.8%
        39,200 Aisin Seiki Co., Ltd. (a)           1,596,745
        32,100 Bridgestone Corp. (a)               1,031,596
        53,300 Koito Manufacturing Co., Ltd. (a)   2,454,169
       117,700 NOK Corp. (a)                       2,001,563
       213,800 Sumitomo Rubber Industries
                 Ltd. (a)                          2,862,333
        48,600 Toyoda Gosei Co., Ltd. (a)            865,534
       138,200 Toyota Boshoku Corp. (a)            2,884,914
       181,100 Yokohama Rubber (The) Co.,
                 Ltd. (a) (b)                      2,271,358
                                                ------------
                                                  15,968,212
                                                ------------
               AUTOMOBILES - 5.4%
       124,100 Daihatsu Motor Co., Ltd. (a)        1,616,529
        39,800 Fuji Heavy Industries Ltd. (a)      1,368,061
        34,400 Honda Motor Co., Ltd. (a)             862,933
       153,800 Isuzu Motors Ltd. (a)               1,894,352
        53,400 Mazda Motor Corp. (a)                 706,658
       196,300 Mitsubishi Motors Corp. (a)           906,186
       158,900 Nissan Motor Co., Ltd. (a)          1,418,074
                                                ------------
                                                   8,772,793
                                                ------------
               BEVERAGES - 1.4%
        43,500 Ito En Ltd. (a) (b)                 1,685,142
        12,400 Suntory Beverage & Food Ltd. (a)      561,114
                                                ------------
                                                   2,246,256
                                                ------------
               BUILDING PRODUCTS - 1.0%
       293,000 Asahi Glass Co., Ltd. (a)           1,590,079
                                                ------------
               CHEMICALS - 11.3%
       323,000 Asahi Kasei Corp. (a)               2,247,768
        40,600 DIC Corp. (a)                         850,276
        34,800 Hitachi Chemical Co., Ltd. (a)        649,939
        35,600 JSR Corp. (a)                         471,455
       263,000 Kaneka Corp. (a)                    1,754,804
       183,400 Kuraray Co., Ltd. (a)               2,188,234
       349,200 Mitsubishi Chemical Holdings
                 Corp. (a)                         1,600,730
       499,000 Mitsui Chemicals, Inc. (a)          1,833,706
        91,200 Nippon Paint Holdings Co.,
                 Ltd. (a)                          2,254,627
        16,300 Nippon Shokubai Co., Ltd. (a)         937,516
       320,000 Teijin Ltd. (a)                     1,060,335
       533,000 Tosoh Corp. (a)                     2,458,531
                                                ------------
                                                  18,307,921
                                                ------------
               COMMERCIAL SERVICES &
                 SUPPLIES - 2.6%
        92,300 Park24 Co., Ltd. (a)                3,171,836
        11,400 Sohgo Security Services Co.,
                 Ltd. (a)                            563,560
        58,000 Toppan Printing Co., Ltd. (a)         498,726
                                                ------------
                                                   4,234,122
                                                ------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CONSTRUCTION & ENGINEERING
                 - 3.6%
       461,000 Kajima Corp. (a)                 $  3,202,442
       241,500 Obayashi Corp. (a)                  2,571,228
                                                ------------
                                                   5,773,670
                                                ------------
               CONSTRUCTION MATERIALS - 0.3%
       186,000 Taiheiyo Cement Corp. (a)             440,554
                                                ------------
               CONTAINERS & PACKAGING - 1.0%
        89,000 Toyo Seikan Group Holdings
                 Ltd. (a)                          1,700,617
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 0.9%
        31,600 Century Tokyo Leasing Corp. (a)     1,022,678
        39,200 ORIX Corp. (a)                        507,266
                                                ------------
                                                   1,529,944
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 1.2%
        41,800 Nippon Telegraph & Telephone
                 Corp. (a)                         1,960,207
                                                ------------
               ELECTRIC UTILITIES - 2.4%
       162,400 Chubu Electric Power Co.,
                 Inc. (a)                          2,311,118
       387,100 Tokyo Electric Power Co.
                 Holdings, Inc. (a) (c)            1,639,384
                                                ------------
                                                   3,950,502
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS - 1.2%
       130,000 Shimadzu Corp. (a)                  1,954,327
                                                ------------
               FOOD & STAPLES RETAILING - 7.8%
       145,200 Aeon Co., Ltd. (a)                  2,254,458
        10,800 Cosmos Pharmaceutical Corp. (a)     2,176,053
        13,600 Lawson, Inc. (a)                    1,085,754
        43,800 Matsumotokiyoshi Holdings
                 Co., Ltd. (a)                     2,141,272
        19,900 Sugi Holdings Co., Ltd. (a)         1,109,582
        34,400 Sundrug Co., Ltd. (a)               3,229,988
        10,700 Welcia Holdings Co., Ltd. (a)         676,479
                                                ------------
                                                  12,673,586
                                                ------------
               FOOD PRODUCTS - 6.3%
        24,700 Ajinomoto Co., Inc. (a)               581,956
        20,500 Ezaki Glico Co., Ltd. (a)           1,199,246
        67,600 Kewpie Corp. (a)                    2,156,223
        43,000 Kikkoman Corp. (a)                  1,586,700
        13,300 MEIJI Holdings Co., Ltd. (a)        1,366,646
       120,000 Yamazaki Baking Co., Ltd. (a)       3,350,120
                                                ------------
                                                  10,240,891
                                                ------------
               GAS UTILITIES - 4.3%
       768,000 Osaka Gas Co., Ltd. (a)             2,952,569
       253,000 Toho Gas Co., Ltd. (a)              2,070,228
       468,000 Tokyo Gas Co., Ltd. (a)             1,932,261
                                                ------------
                                                   6,955,058
                                                ------------


                        See Notes to Financial Statements                Page 59

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT &
                 SUPPLIES - 2.6%
        60,500 Asahi Intecc Co., Ltd. (a)       $  2,956,419
        17,800 Sysmex Corp. (a)                    1,225,681
                                                ------------
                                                   4,182,100
                                                ------------
               HEALTH CARE PROVIDERS &
                 SERVICES - 3.2%
       140,100 Alfresa Holdings Corp. (a)          2,926,983
        73,500 Suzuken Co., Ltd. (a)               2,313,505
                                                ------------
                                                   5,240,488
                                                ------------
               HOUSEHOLD DURABLES - 2.5%
        71,200 Casio Computer Co., Ltd. (a)        1,025,297
       149,500 Iida Group Holdings Co., Ltd. (a)   3,061,621
                                                ------------
                                                   4,086,918
                                                ------------
               INTERNET SOFTWARE & SERVICES
                 - 1.0%
        84,500 Kakaku.com, Inc. (a) (b)            1,678,988
                                                ------------
               LEISURE PRODUCTS - 0.4%
        23,200 Yamaha Corp. (a)                      625,319
                                                ------------
               MACHINERY - 1.7%
        47,600 Hino Motors Ltd. (a)                  474,094
        33,600 Komatsu Ltd. (a)                      583,688
       191,700 Minebea Co., Ltd. (a)               1,302,392
        51,200 NSK Ltd. (a)                          374,781
                                                ------------
                                                   2,734,955
                                                ------------
               MARINE - 1.8%
       443,000 Mitsui OSK Lines Ltd. (a)             942,041
     1,147,000 Nippon Yusen K.K. (a)               2,017,844
                                                ------------
                                                   2,959,885
                                                ------------
               METALS & MINING - 8.0%
       223,900 Hitachi Metals Ltd. (a)             2,274,638
       140,500 JFE Holdings, Inc. (a)              1,832,851
     2,026,000 Kobe Steel Ltd. (a)                 1,665,118
        18,300 Maruichi Steel Tube Ltd. (a)          639,589
       886,000 Mitsubishi Materials Corp. (a) 2,121,401 111,500 Nippon Steel & Sumitomo
                 Metal Corp. (a)                   2,158,600
       232,000 Sumitomo Metal Mining Co.,
                 Ltd. (a)                          2,359,993
                                                ------------
                                                  13,052,190
                                                ------------
               PHARMACEUTICALS - 3.1%
       134,500 Daiichi Sankyo Co., Ltd. (a)        3,267,693
        67,600 Santen Pharmaceutical Co.,
                 Ltd. (a)                          1,062,482
         8,300 Sawai Pharmaceutical Co.,
                 Ltd. (a)                            643,407
                                                ------------
                                                   4,973,582
                                                ------------
               PROFESSIONAL SERVICES - 0.8%
        71,800 Temp Holdings Co., Ltd. (a)         1,244,030
                                                ------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 2.1%
        95,900 Daiwa House Industry Co.,
                 Ltd. (a)                          2,816,296


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT (CONTINUED)
        30,300 Nomura Real Estate Holdings,
                 Inc. (a)                       $    529,466
                                                ------------
                                                   3,345,762
                                                ------------
               ROAD & RAIL - 0.3%
       101,000 Sotetsu Holdings, Inc. (a)            567,233
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 0.8%
        32,200 Rohm Co., Ltd. (a)                  1,270,937
                                                ------------
               SOFTWARE - 1.2%
       136,900 Nexon Co., Ltd. (a)                 2,026,126
                                                ------------
               TECHNOLOGY HARDWARE, STORAGE &
                 PERIPHERALS - 3.2%
       145,100 Brother Industries Ltd. (a)         1,556,391
        26,200 FUJIFILM Holdings Corp. (a)         1,016,571
       108,300 Ricoh Co., Ltd. (a)                   938,797
       108,800 Seiko Epson Corp. (a)               1,744,241
                                                ------------
                                                   5,256,000
                                                ------------
               TRADING COMPANIES &
                 DISTRIBUTORS - 5.4%
       188,000 ITOCHU Corp. (a)                    2,299,844
        39,500 MISUMI Group, Inc. (a)                713,161
        32,900 Mitsubishi Corp. (a) (b)              579,281
        46,200 Mitsui & Co., Ltd. (a)                551,498
       100,200 MonotaRO Co., Ltd. (a) (b)          3,312,707
       528,300 Sojitz Corp. (a)                    1,251,824
                                                ------------
                                                   8,708,315
                                                ------------
               TOTAL COMMON STOCKS               161,741,159
               (Cost $167,131,827)              ------------

               MONEY MARKET FUNDS - 0.8%
     1,285,439 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.26% (d) (e)                      1,285,439
               (Cost $1,285,439)                ------------

PRINCIPAL
  VALUE        DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 2.2%
$      768,711 JPMorgan Chase & Co., 0.30% (d),
                dated 6/30/16, due 7/1/16,
                with a maturity value of
                $768,717. Collateralized by
                U.S. Treasury Notes, interest
                rates of 2.00% to 2.625%, due
                11/15/20 to 11/30/20. The
                value of the collateral
                including accrued interest is
                $785,566. (e)                        768,711


Page 60                 See Notes to Financial Statements

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

JUNE 30, 2016 (UNAUDITED)

PRINCIPAL
  VALUE        DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS (CONTINUED)
$    2,891,063 RBC Capital Markets LLC,
                0.35% (d), dated 6/30/16, due
                7/1/16, with a maturity value
                of $2,891,092. Collateralized
                by U.S. Treasury Notes,
                interest rate of 1.50%, due
                8/31/18 to 5/31/20. The value
                of the collateral including
                accrued interest is
                $2,956,440. (e)                 $  2,891,063
                                                ------------
               TOTAL REPURCHASE AGREEMENTS         3,659,774
               (Cost $3,659,774)                ------------

               TOTAL INVESTMENTS - 102.5%        166,686,372
               (Cost $172,077,040) (f)
               NET OTHER ASSETS AND
                 LIABILITIES - (2.5%)             (4,059,039)
                                                ------------
               NET ASSETS - 100.0%              $162,627,333
                                                ============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $161,741,159 or 99.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,754,458 and the total value of the collateral held by the Fund is $4,954,213.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of June 30, 2016.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,123,014 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,513,682.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common Stocks*           $ 161,741,159   $       --   $161,741,159    $    --
Money Market
  Funds                      1,285,439    1,285,439             --         --
Repurchase
  Agreements                 3,659,774           --      3,659,774         --
                         -------------------------------------------------------
Total Investments        $ 166,686,372   $1,285,439   $165,400,933    $    --
                         =======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Level during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.


                        See Notes to Financial Statements                Page 61

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

JUNE 30, 2016 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $  4,754,458
Non-cash Collateral(2)                            (4,754,458)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At June 30, 2016, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(3)       $  3,659,774
Non-cash Collateral(4)                            (3,659,774)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2016, the value of the collateral from each seller exceeded the value of the repurchase agreements.


COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Japan                                               99.5%
United States                                        3.0
---------------------------------------------------------
TOTAL INVESTMENTS                                  102.5
NET OTHER ASSETS AND LIABILITIES                    (2.5)
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 62                 See Notes to Financial Statements

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.00%
               AEROSPACE & DEFENSE - 1.3%
           461 Korea Aerospace Industries,
                 Ltd. (a)                       $     29,556
                                                ------------
               AUTO COMPONENTS - 7.8%
         5,206 Halla Visteon Climate
                 Control Corp. (a)                    47,645
           766 Hankook Tire Co., Ltd. (a)             34,080
           219 Hyundai Mobis Co., Ltd. (a)            48,181
           643 Hyundai Wia Corp. (a)                  50,127
                                                ------------
                                                     180,033
                                                ------------
               AUTOMOBILES - 4.8%
           604 Hyundai Motor Co. (a)                  71,448
         1,027 Kia Motors Corp. (a)                   38,697
                                                ------------
                                                     110,145
                                                ------------
               BANKS - 2.0%
           763 Hana Financial Group, Inc. (a)         15,512
         1,440 Industrial Bank of Korea (a)           14,031
         2,042 Woori Bank (a)                         16,978
                                                ------------
                                                      46,521
                                                ------------
               BIOTECHNOLOGY - 3.1%
           853 Celltrion, Inc. (a) (b)                71,708
                                                ------------
               CHEMICALS - 6.6%
         3,311 Hanwha Chemical Corp. (a)              69,181
           307 Hyosung Corp. (a)                      33,603
            55 LG Chem, Ltd. (a)                      12,560
           148 Lotte Chemical Corp.                   36,835
                                                ------------
                                                     152,179
                                                ------------
               COMMERCIAL SERVICES &
                 SUPPLIES - 2.9%
           723 S-1 Corp. (a)                          67,785
                                                ------------
               CONSTRUCTION & ENGINEERING
                 - 1.6%
         1,262 Hyundai Engineering &
                 Construction Co., Ltd. (a)           36,922
                                                ------------
               CONSUMER FINANCE - 2.7%
         1,751 Samsung Card Co., Ltd. (a)             63,453
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 0.0%
           196 Neo Holdings Co., Ltd. (a) (c)              0
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 4.3%
         2,550 KT Corp. (a)                           65,859
         3,464 LG Uplus Corp. (a)                     32,900
                                                ------------
                                                      98,759
                                                ------------
               ELECTRIC UTILITIES - 4.1%
         1,801 Korea Electric Power Corp. (a)         94,538
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS - 7.1%
         3,668 LG Display Co., Ltd. (a)               84,927
         1,145 Samsung Electro-Mechanics Co.,
                 Ltd. (a)                             50,169


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS (CONTINUED)
           316 Samsung SDI Co., Ltd. (a)        $     29,919
                                                ------------
                                                     165,015
                                                ------------
               FOOD & STAPLES RETAILING - 2.7%
            94 E-MART, Inc. (a)                       14,185
         1,004 GS Retail Co., Ltd. (a)                47,741
                                                ------------
                                                      61,926
                                                ------------
               FOOD PRODUCTS - 4.0%
           237 Lotte Confectionery Co., Ltd.          40,225
            74 Ottogi Corp. (a)                       53,115
                                                ------------
                                                      93,340
                                                ------------
               GAS UTILITIES - 2.9%
         1,955 Korea Gas Corp. (a)                    67,970
                                                ------------
               HOUSEHOLD DURABLES - 2.0%
         1,004 LG Electronics, Inc. (a)               47,285
                                                ------------
               INDUSTRIAL CONGLOMERATES - 5.8%
            71 CJ Corp. (a)                           12,535
           509 LG Corp. (a)                           28,307
           257 Samsung C&T Corp. (a)                  27,668
           374 SK Holdings Co., Ltd. (a)              66,104
                                                ------------
                                                     134,614
                                                ------------
               INSURANCE - 6.7%
         1,281 Dongbu Insurance Co., Ltd. (a)         77,104
         2,498 Hyundai Marine & Fire Insurance
                 Co., Ltd. (a)                        63,698
            58 Samsung Fire & Marine Insurance
                 Co., Ltd. (a)                        13,321
                                                ------------
                                                     154,123
                                                ------------
               METALS & MINING - 3.3%
         1,442 Hyundai Steel Co. (a)                  58,022
           107 POSCO (a)                              18,955
                                                ------------
                                                      76,977
                                                ------------
               MULTILINE RETAIL - 0.6%
            77 Lotte Shopping Co., Ltd. (a)           13,620
                                                ------------
               OIL, GAS & CONSUMABLE
                 FUELS - 7.4%
         1,421 GS Holdings Corp. (a)                  59,012
           681 S-Oil Corp. (a)                        45,129
           554 SK Innovation Co., Ltd. (a)            68,261
                                                ------------
                                                     172,402
                                                ------------
               PERSONAL PRODUCTS - 3.6%
            43 Amorepacific Corp. (a)                 16,211
            69 LG Household & Health Care,
                 Ltd. (a)                             67,382
                                                ------------
                                                      83,593
                                                ------------
               PHARMACEUTICALS - 4.8%
           124 Hanmi Pharm Co., Ltd. (a)              76,744
           132 Yuhan Corp. (a)                        35,274
                                                ------------
                                                     112,018
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 3.6%
         2,929 SK Hynix, Inc. (a)                     83,350
                                                ------------


                        See Notes to Financial Statements                Page 63

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TECHNOLOGY HARDWARE, STORAGE &
                 PERIPHERALS - 2.3%
            43 Samsung Electronics Co.,
                 Ltd. (a)                       $     53,550
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 2.0%
           251 SK Telecom Co., Ltd. (a)               47,155
                                                ------------
               TOTAL INVESTMENTS - 100.0%          2,318,537
               (Cost $2,167,522) (d)

               NET OTHER ASSETS AND
                 LIABILITIES - 0.0%                      361
                                                ------------
               NET ASSETS - 100.0%              $  2,318,898
                                                ============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $2,278,312 or 98.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b) Non-income producing security which makes in-kind distributions. There were no in-kind distributions received during the six months ended June 30, 2016.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $261,926 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $110,911.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                          ------------------------------------------------------
Common Stocks:
  Food Products           $    93,340   $   40,225    $    53,115      $    --
  Other Industry
    Categories*             2,225,197           --      2,225,197           --
                          ------------------------------------------------------
Total Investments         $ 2,318,537   $   40,225    $ 2,278,312      $    --
                          ======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
South Korea                                        100.0%
---------------------------------------------------------
TOTAL INVESTMENTS                                  100.0
NET OTHER ASSETS AND LIABILITIES                     0.0
                                                  -------
TOTAL                                              100.0%
                                                  =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 64                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 91.8%
               AUSTRALIA - 3.8%
        33,283 AGL Energy Ltd. (b)              $    483,373
        39,639 Aristocrat Leisure Ltd. (b)           412,367
       164,894 BlueScope Steel Ltd. (b)              796,701
        23,491 CIMIC Group Ltd. (b)                  634,201
         1,994 Cochlear Ltd. (b)                     181,931
        14,167 Flight Centre Travel Group
                 Ltd. (b) (c)                        337,040
       240,162 Fortescue Metals Group Ltd. (b)       642,684
       278,685 Medibank Pvt Ltd. (b)                 618,001
       100,315 Qantas Airways Ltd. (b)               212,499
        35,939 Star Entertainment Group (The)
                 Ltd. (b)                            146,442
        63,529 Treasury Wine Estates Ltd. (b)        441,455
        49,014 Vocus Communications Ltd. (b)         318,759
                                                ------------
                                                   5,225,453
                                                ------------
               AUSTRIA - 0.5%
         2,854 ANDRITZ AG (b)                        135,329
        18,746 voestalpine AG (b)                    630,901
                                                ------------
                                                     766,230
                                                ------------
               BELGIUM - 1.3%
         8,076 Colruyt S.A. (b)                      446,909
         3,803 Groupe Bruxelles Lambert
                 S.A. (b)                            311,868
         1,318 Sofina S.A. (b)                       174,451
        15,749 Umicore S.A. (b)                      813,503
                                                ------------
                                                   1,746,731
                                                ------------
               BERMUDA - 1.9%
       131,100 Hongkong Land Holdings Ltd. (b)       802,367
       228,714 Kerry Properties Ltd. (b)             568,628
     1,037,570 Nine Dragons Paper Holdings
                 Ltd. (b)                            798,196
       295,512 NWS Holdings Ltd. (b)                 469,287
                                                ------------
                                                   2,638,478
                                                ------------
               CANADA - 6.7%
         8,643 Agnico Eagle Mines Ltd.               462,539
        11,513 Barrick Gold Corp.                    245,775
         3,006 Canadian Tire Corp., Ltd.,
                 Class A                             327,485
         4,123 CCL Industries, Inc., Class B         717,532
         3,270 CGI Group, Inc., Class A (d)          139,689
         1,116 Fairfax Financial Holdings Ltd.       601,065
         4,988 Fortis, Inc.                          168,602
         6,987 George Weston Ltd.                    604,680
        19,280 Goldcorp, Inc.                        368,901
         5,684 Great-West Lifeco, Inc.               149,937
       137,546 Kinross Gold Corp. (d)                674,981
        13,002 Linamar Corp.                         463,139
         8,381 Loblaw Cos., Ltd.                     448,323
         7,278 Magna International, Inc.             255,472
        37,406 Maple Leaf Foods, Inc.                798,817
        22,540 Metro, Inc.                           785,267
        13,560 Power Corp. of Canada                 288,633
        20,779 Seven Generations Energy Ltd.,
                 Class A (d)                         396,618
        21,401 SNC-Lavalin Group, Inc.               898,810


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CANADA (CONTINUED)
       122,352 Turquoise Hill Resources
                 Ltd. (d)                       $    413,854
                                                ------------
                                                   9,210,119
                                                ------------
               CAYMAN ISLANDS - 1.1%
        24,631 Cheung Kong Property Holdings
                 Ltd. (b)                            155,512
        36,472 CK Hutchison Holdings Ltd. (b)        401,209
       917,220 Lee & Man Paper Manufacturing
                 Ltd. (b)                            685,233
       212,126 Shimao Property Holdings Ltd. (b)     269,974
                                                ------------
                                                   1,511,928
                                                ------------
               DENMARK - 1.1%
         1,132 Genmab A.S. (b) (d)                   206,417
        15,621 ISS A.S. (b)                          587,511
         3,250 Royal Unibrew A.S. (b)                145,387
         8,887 Vestas Wind Systems A.S. (b)          604,044
                                                ------------
                                                   1,543,359
                                                ------------
               FINLAND - 1.8%
         5,396 Amer Sports OYJ (b)                   148,041
         8,449 Huhtamaki OYJ (b)                     350,632
         3,552 Kesko OYJ, Class B (b)                150,841
         6,504 Kone OYJ, Class B (b)                 300,162
        13,145 Metso OYJ (b)                         309,037
        70,084 Stora Enso OYJ, Class R (b)           563,622
        34,623 UPM-Kymmene OYJ (b)                   636,051
                                                ------------
                                                   2,458,386
                                                ------------
               FRANCE - 4.4%
        82,397 Air France-KLM (b) (d)                519,993
         4,180 Arkema S.A. (b) (c)                   319,572
         6,127 Eiffage S.A. (b)                      435,569
        12,420 Eurazeo S.A. (b)                      736,827
        12,038 Nexity S.A. (b)                       608,949
        22,797 Plastic Omnium S.A. (b)               637,314
         4,732 Renault S.A. (b)                      357,254
         1,510 SEB S.A. (b)                          182,070
         5,820 Sodexo S.A. (b)                       623,493
         5,656 Technip S.A. (b)                      306,131
         5,349 Teleperformance (b)                   455,639
         7,160 Thales S.A. (b)                       594,597
         4,210 Vinci S.A. (b)                        297,087
                                                ------------
                                                   6,074,495
                                                ------------
               GERMANY - 6.9%
         6,687 Adidas AG (b)                         959,914
         1,707 Bayerische Motoren Werke
                 AG (b)                              124,227
         2,046 Daimler AG (b)                        122,429
        38,803 Deutsche Lufthansa AG (b)             456,227
        15,126 Deutsche Wohnen AG (b)                515,011
         6,737 DMG Mori AG (b)                       317,718
           738 GRENKE AG (b)                         128,888
         2,731 Hannover Rueck SE (b)                 286,147
         6,406 HOCHTIEF AG (b)                       827,084
        25,783 Jungheinrich AG
                 (Preference Shares) (b)             776,028
        26,805 K+S AG (b)                            548,757
        13,449 KION Group AG (b)                     651,846


                        See Notes to Financial Statements                Page 65

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               GERMANY (CONTINUED)
         7,485 KUKA AG (b)                      $    887,805
        12,169 OSRAM Licht AG (b)                    632,263
        15,215 Porsche Automobil Holding SE
                 (Preference Shares) (b)             703,265
           880 Rational AG (b)                       407,255
         7,848 Rheinmetall AG (b)                    466,789
        12,035 Software AG (b)                       409,216
         2,466 Volkswagen AG
                 (Preference Shares) (b)             298,683
                                                ------------
                                                   9,519,552
                                                ------------
               HONG KONG - 4.9%
       181,087 Cathay Pacific Airways Ltd. (b)       265,666
       140,362 Henderson Land Development
                 Co., Ltd. (b)                       792,872
       243,094 Hopewell Holdings Ltd. (b)            772,947
       824,356 New World Development Co.,
                 Ltd. (b)                            840,565
     1,213,527 PCCW Ltd. (b)                         816,998
       496,072 Sino Land Co., Ltd. (b)               816,776
        38,790 Sun Hung Kai Properties Ltd. (b)      467,901
        28,962 Swire Pacific Ltd., Class A (b)       327,867
       174,509 Swire Properties Ltd. (b)             466,093
        86,478 Wharf Holdings (The) Ltd. (b)         527,172
       140,474 Wheelock & Co., Ltd. (b)              662,627
                                                ------------
                                                   6,757,484
                                                ------------
               IRELAND - 0.6%
         5,332 DCC PLC (b)                           469,214
         3,367 Kerry Group PLC, Class A (b)          301,225
                                                ------------
                                                     770,439
                                                ------------
               ISRAEL - 0.2%
         3,336 Elbit Systems Ltd. (b)                302,095
                                                ------------
               ITALY - 0.9%
        12,126 Brembo S.p.A. (b)                     667,969
        15,686 Davide Campari-Milano
                 S.p.A (b)                           155,269
       157,427 Hera S.p.A. (b)                       429,678
                                                ------------
                                                   1,252,916
                                                ------------
               JAPAN - 28.0%
         4,000 Aisin Seiki Co., Ltd. (b)             162,933
        26,922 Alps Electric Co., Ltd. (b)           511,472
        57,152 Asahi Glass Co., Ltd. (b)             310,158
        70,850 Asahi Kasei Corp. (b)                 493,048
         7,282 Bandai Namco Holdings, Inc. (b)       187,923
         8,610 Bridgestone Corp. (b)                 276,699
        40,762 Brother Industries Ltd. (b)           437,227
        33,676 Chubu Electric Power Co.,
                 Inc. (b)                            479,244
        25,400 Coca-Cola West Co., Ltd. (b)          718,328
         1,000 Cosmos Pharmaceutical Corp. (b)       201,486
        35,150 Daiichi Sankyo Co., Ltd. (b)          853,973
         5,500 Daito Trust Construction Co.,
                 Ltd. (b)                            892,993
         8,000 Denso Corp. (b)                       281,483
         3,000 FamilyMart Co., Ltd. (b)              182,824


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               JAPAN (CONTINUED)
         8,860 Fuji Heavy Industries Ltd. (b)   $    304,548
        50,720 Haseko Corp. (b)                      510,639
        28,810 Hino Motors Ltd. (b)                  286,946
        26,334 Hitachi Chemical Co., Ltd. (b)        491,824
        34,000 Hitachi Ltd. (b)                      142,455
        75,962 Hitachi Metals Ltd. (b)               771,711
        17,060 Honda Motor Co., Ltd. (b)             427,955
         5,584 Hoshizaki Corp. (b)                   546,641
        40,286 Iida Group Holdings Co., Ltd. (b)     825,020
        45,590 Isuzu Motors Ltd. (b)                 561,531
        20,000 Ito En Ltd. (b)                       774,778
        38,368 ITOCHU Corp. (b)                      469,364
        17,016 Japan Airlines Co., Ltd. (b)          547,449
        23,162 JFE Holdings, Inc. (b)                302,153
        10,748 JSR Corp. (b)                         142,337
        36,240 JTEKT Corp. (b)                       410,761
        49,246 Kajima Corp. (b)                      342,099
        20,304 Kaneka Corp. (b)                      135,474
        17,200 Koito Manufacturing Co., Ltd. (b)     791,965
         9,216 Komatsu Ltd. (b)                      160,097
        26,400 Konami Holdings Corp. (b)           1,007,156
        37,000 Konica Minolta, Inc. (b)              269,529
        38,686 Kuraray Co., Ltd. (b)                 461,581
        39,698 Lion Corp. (b)                        654,997
         6,262 M3, Inc. (b)                          218,544
        61,970 Marubeni Corp. (b)                    279,964
         3,000 Matsumotokiyoshi Holdings Co.,
                 Ltd. (b)                            146,663
        40,540 Mazda Motor Corp. (b)                 536,477
        80,500 Minebea Co., Ltd. (b)                 546,910
         9,292 Mitsubishi Corp. (b)                  163,607
        30,334 Mitsubishi Electric Corp. (b)         362,138
       145,000 Mitsubishi Gas Chemical Co.,
                 Inc. (b)                            756,453
       219,368 Mitsubishi Materials
                 Corp. (b) (c)                       525,246
        83,566 Mitsubishi Motors Corp. (b)           385,769
        35,600 Mitsubishi UFJ Lease & Finance
                 Co., Ltd. (b)                       136,796
        13,804 Mitsui & Co., Ltd. (b)                164,781
        46,000 Mitsui Chemicals, Inc. (b)            169,039
         4,000 Mixi, Inc. (b)                        165,381
         5,158 MonotaRO Co., Ltd. (b)                170,528
        24,468 Nippon Steel & Sumitomo
                 Metal Corp. (b)                     473,692
         7,358 Nippon Telegraph & Telephone
                 Corp. (b)                           345,053
       160,278 Nippon Yusen K.K. (b)                 281,967
        73,000 Nishi-Nippon Railroad Co.,
                 Ltd. (b)                            378,832
        51,000 Nissan Motor Co., Ltd. (b)            455,140
         5,600 Nitto Denko Corp. (b)                 355,232
        45,968 NOK Corp. (b)                         781,715
        16,848 Nomura Real Estate Holdings,
                 Inc. (b)                            294,404
        68,658 NSK Ltd. (b)                          502,572
        31,962 Obayashi Corp. (b)                    340,296
        10,900 ORIX Corp. (b)                        141,051


Page 66                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
       161,032 Osaka Gas Co., Ltd. (b)          $    619,086
        16,700 Park24 Co., Ltd. (b)                  573,886
         7,718 Pola Orbis Holdings, Inc. (b)         726,342
        15,400 Ricoh Co., Ltd. (b)                   133,495
        11,046 Rohm Co., Ltd. (b)                    435,987
        29,030 Seiko Epson Corp. (b)                 465,398
         8,648 Sohgo Security Services Co.,
                 Ltd. (b)                            427,514
        11,594 Start Today Co., Ltd. (b)             612,844
        35,000 Sumitomo Chemical Co., Ltd. (b)       144,412
        25,916 Sumitomo Electric Industries
                 Ltd. (b)                            343,010
        40,350 Sumitomo Rubber Industries
                 Ltd. (b)                            540,202
        10,300 Sundrug Co., Ltd. (b)                 967,118
       138,000 Taiheiyo Cement Corp. (b)             326,862
         8,400 TDK Corp. (b)                         470,201
        90,000 Teijin Ltd. (b)                       298,219
         4,200 Terumo Corp. (b)                      179,237
        66,304 Toho Gas Co., Ltd. (b)                542,547
       142,830 Tokyo Electric Power Co.
                 Holdings, Inc. (b) (d)              604,891
       135,910 Tokyo Gas Co., Ltd. (b)               561,140
       148,760 Tosoh Corp. (b)                       686,175
        14,100 Toyota Industries Corp. (b)           560,614
         5,900 Toyota Motor Corp. (b)                290,861
         3,210 Tsuruha Holdings, Inc. (b)            388,694
        20,788 Yamaha Corp. (b)                      560,308
        30,300 Yokogawa Electric Corp. (b)           341,696
        38,242 Yokohama Rubber (The) Co.,
                 Ltd. (b)                            479,631
                                                ------------
                                                  38,687,421
                                                ------------
               JERSEY - 0.4%
        47,451 Petrofac Ltd. (b)                     493,234
                                                ------------
               LUXEMBOURG - 0.3%
         1,283 Eurofins Scientific SE (b)            475,316
                                                ------------
               NETHERLANDS - 1.5%
         7,656 ABN AMRO Group N.V. (b) (e)           125,870
        15,956 Boskalis Westminster (b)              544,461
        27,880 Koninklijke Ahold N.V. (b)            615,662
         5,506 Koninklijke Philips N.V. (b)          136,748
        15,713 Wolters Kluwer N.V. (b)               636,239
                                                ------------
                                                   2,058,980
                                                ------------
               NEW ZEALAND - 0.7%
        70,349 Auckland International Airport
                 Ltd. (b)                            327,256
        92,318 Fisher & Paykel Healthcare Corp.,
                 Ltd. (b)                            663,276
                                                ------------
                                                     990,532
                                                ------------
               NORWAY - 0.8%
        19,195 Salmar ASA (b)                        571,210
        16,684 Yara International ASA (b)            529,998
                                                ------------
                                                   1,101,208
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PORTUGAL - 0.5%
        81,454 Banco Espirito Santo
                 S.A. (b) (d) (f)               $          0
        47,916 Jeronimo Martins SGPS S.A. (b)        755,719
                                                ------------
                                                     755,719
                                                ------------
               SINGAPORE - 1.1%
        26,200 City Developments Ltd. (b)            159,213
       108,750 Keppel Corp., Ltd. (b)                448,627
       125,900 Wilmar International Ltd. (b)         306,479
       863,400 Yangzijiang Shipbuilding
                 Holdings Ltd. (b)                   579,089
                                                ------------
                                                   1,493,408
                                                ------------
               SOUTH KOREA - 11.3%
         6,543 Celltrion, Inc. (b) (g)               550,045
         9,877 Daelim Industrial Co., Ltd. (b)       658,879
        11,829 Dongbu Insurance Co., Ltd. (b)        711,994
         3,066 E-Mart, Inc. (b)                      462,668
        15,215 GS Holdings Corp. (b)                 631,853
         9,905 Hankook Tire Co., Ltd. (b)            440,677
           510 Hanmi Pharm Co., Ltd. (b)             315,639
         2,414 Hanmi Science Co., Ltd. (b)           324,558
         6,237 Hyosung Corp. (b)                     682,665
        17,044 Hyundai Engineering &
                 Construction Co., Ltd. (b)          498,653
         3,607 Hyundai Mobis Co., Ltd. (b)           793,552
         5,891 Hyundai Motor Co. (b)                 696,855
         9,708 Hyundai Steel Co. (b)                 390,619
        18,588 Kia Motors Corp. (b)                  700,385
        14,912 Korea Electric Power Corp. (b)        782,761
         4,681 Korea Gas Corp. (b)                   162,746
         2,621 LG Corp. (b)                          145,759
        27,002 LG Display Co., Ltd. (b)              625,192
        11,662 LG Electronics, Inc. (b)              549,242
        16,254 LG Uplus Corp. (b)                    154,375
         1,577 Lotte Chemical Corp. (b)              392,496
           702 Lotte Confectionery Co., Ltd.         119,148
         7,339 S-Oil Corp. (b)                       486,349
         2,513 Samsung C&T Corp. (b)                 270,545
           547 Samsung Electronics Co., Ltd. (b) 681,207 3,057 Samsung Life Insurance Co.,
                 Ltd. (b)                            267,520
         4,026 SK Holdings Co., Ltd. (b)             711,591
        31,896 SK Hynix, Inc. (b)                    907,664
         5,224 SK Innovation Co., Ltd. (b)           643,671
         3,448 SK Telecom Co., Ltd. (b)              647,765
           643 Yuhan Corp. (b)                       171,828
                                                ------------
                                                  15,578,901
                                                ------------
               SPAIN - 0.7%
        39,677 Gamesa Corp. Tecnologica
                 S.A. (b)                            790,526
        27,840 Prosegur Cia de Seguridad
                 S.A. (b)                            167,779
                                                ------------
                                                     958,305
                                                ------------
               SWEDEN - 4.2%
         7,897 AAK AB (b)                            563,734
        25,462 Axfood AB (b)                         489,057
        19,601 Boliden AB (b)                        383,084


                        See Notes to Financial Statements                Page 67

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SWEDEN (CONTINUED)
        11,366 Castellum AB (b)                 $    161,601
        27,856 Fabege AB (b)                         473,768
         6,181 Fastighets AB Balder,
                 Class B (b) (d)                     156,635
        29,676 Hufvudstaden AB, Class A (b)          465,779
        17,222 NCC AB, Class B (b)                   399,881
        18,296 Nibe Industrier AB, Class B (b)       152,145
        53,226 Peab AB (b)                           403,831
        18,289 Saab AB, Class B (b)                  570,337
        47,324 Securitas AB, Class B (b)             730,579
        20,609 Skanska AB, Class B (b)               431,531
         5,019 Svenska Cellulosa AB SCA,
                 Class B (b)                         161,264
        14,288 Volvo AB, Class B (b)                 141,941
        18,135 Wallenstam AB, Class B (b)            147,517
                                                ------------
                                                   5,832,684
                                                ------------
               SWITZERLAND - 1.0%
         1,143 Emmi AG (b)                           696,855
           581 Georg Fischer AG (b)                  464,456
         5,734 Temenos Group AG (b)                  286,194
                                                ------------
                                                   1,447,505
                                                ------------
               UNITED KINGDOM - 5.2%
       122,270 3i Group PLC (b)                      897,107
         4,167 Bellway PLC (b)                       105,707
        16,202 Bunzl PLC (b)                         498,512
       165,638 Capital & Counties Properties
                 PLC (b)                             659,478
        11,470 Fresnillo PLC (b)                     252,587
        23,972 Halma PLC (b)                         326,043
        11,315 Imperial Brands PLC (b)               613,644
        15,743 Informa PLC (b)                       153,515
         3,450 Intertek Group PLC (b)                160,747
        48,515 JD Sports Fashion PLC (b)             747,977
        13,918 Micro Focus International
                 PLC (b)                             300,268
        51,681 NMC Health PLC                        890,964
        61,797 Rentokil Initial PLC (b)              159,585
        28,770 RPC Group PLC (b)                     301,121
       115,581 Sports Direct International
                 PLC (b) (d)                         494,878
         3,464 Unilever PLC (b)                      165,978
       164,956 WM Morrison Supermarkets
                 PLC (b)                             414,106
                                                ------------
                                                   7,142,217
                                                ------------
               TOTAL COMMON STOCKS               126,793,095
               (Cost $132,469,654)              ------------

               REAL ESTATE INVESTMENT
                  TRUSTS (a) - 8.2%
               AUSTRALIA - 2.7%
       128,551 Dexus Property Group (b)              872,304
       122,419 Goodman Group (b)                     656,596
        40,828 GPT (The) Group (b)                   166,033
       421,991 Mirvac Group (b)                      641,783
        91,956 Scentre Group (b)                     340,601


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               AUSTRALIA (CONTINUED)
       143,421 Stockland (b)                    $    508,499
        61,303 Westfield Corp. (b)                   492,427
                                                ------------
                                                   3,678,243
                                                ------------
               FRANCE - 0.5%
         5,696 Gecina S.A. (b)                       771,513
                                                ------------
               HONG KONG - 1.2%
     1,233,507 Champion REIT (b)                     700,345
       132,252 Link REIT (b)                         904,367
                                                ------------
                                                   1,604,712
                                                ------------
               JAPAN - 0.2%
           355 Japan Hotel REIT Investment
                 Corp. (b)                           299,351
                                                ------------
               UNITED KINGDOM - 3.6%
        77,984 British Land (The) Co., PLC (b)       633,175
        17,331 Derwent London PLC (b)                604,637
        75,039 Great Portland Estates PLC (b)        628,110
        94,430 Hammerson PLC (b)                     680,139
        69,812 Intu Properties PLC (b)               271,414
        49,617 Land Securities Group PLC (b)         690,445
       133,143 Segro PLC (b)                         737,991
        59,965 Shaftesbury PLC (b)                   705,645
                                                ------------
                                                   4,951,556
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                11,305,375
               (Cost $12,252,709)               ------------

               MONEY MARKET FUNDS - 0.1%
       232,758 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.26% (h) (i)                        232,758
               (Cost $232,758)                  ------------

PRINCIPAL
  VALUE        DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 0.5%
$      139,192 JPMorgan Chase & Co., 0.30% (h),
                dated 6/30/16, due 7/1/16, with
                a maturity value of $139,194.
                Collateralized by U.S.
                Treasury Notes, interest rates
                of 2.00% to 2.625%, due
                11/15/20 to 11/30/20. The
                value of the collateral
                including accrued interest is
                $142,244. (i)                        139,192


Page 68                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2016 (UNAUDITED)

PRINCIPAL
  VALUE        DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS (CONTINUED)
$      523,492 RBC Capital Markets LLC,
                0.35% (h), dated 6/30/16, due
                7/1/16, with a maturity value
                of $523,497. Collateralized by
                U.S. Treasury Notes, interest
                rate of 1.50%, due 8/31/18 to
                5/31/20. The value of the
                collateral including accrued
                interest is $535,330. (i)       $    523,492
                                                ------------
               TOTAL REPURCHASE AGREEMENTS           662,684
               (Cost $662,684)                  ------------

               TOTAL INVESTMENTS - 100.6%        138,993,912
               (Cost $145,617,805) (j)
               NET OTHER ASSETS AND
                 LIABILITIES - (0.6%)               (882,401)
                                                ------------
               NET ASSETS - 100.0%              $138,111,511
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $127,878,239 or 92.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $874,153 and the total value of the collateral held by the Fund is $895,442.

(d)   Non-income producing security.

(e) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   This issuer has filed for protection in bankruptcy court.

(g) Non-income producing security which makes in-kind distributions. There were no in-kind distributions received for the six months ended June 30, 2016.

(h)   Interest rate shown reflects yield as of June 30, 2016.

(i)   This security serves as collateral for securities on loan.

(j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,413,652 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,037,545.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common Stocks:
  Canada                 $  9,210,119   $  9,210,119  $         --     $   --
  Portugal                    755,719             --       755,719         --*
  South Korea              15,578,901        119,148    15,459,753         --
  United Kingdom            7,142,217        890,964     6,251,253         --
  Other Country
   Categories**            94,106,139             --    94,106,139         --
                         -------------------------------------------------------
Total Common
  Stocks                  126,793,095     10,220,231   116,572,864         --*
Real Estate
  Investment
  Trusts**                 11,305,375             --    11,305,375         --
Money Market
  Funds                       232,758        232,758            --         --
Repurchase
  Agreements                  662,684             --       662,684         --
                         -------------------------------------------------------
Total Investments        $138,993,912   $ 10,452,989  $128,540,923     $   --*
                         =======================================================

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $16,124 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily evaluations.


                        See Notes to Financial Statements                Page 69

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2016 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
  Common Stocks                                 $         --*
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
  Appreciation/Depreciation                               --
Purchases                                                 --
Sales                                                     --
Transfers In                                              --
Transfers Out                                             --
ENDING BALANCE AT JUNE 30, 2016
  Common Stocks                                           --*
                                                ------------
Total Level 3 holdings                          $         --*
                                                ============

* Investment is valued at $0.


---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $    874,153
Non-cash Collateral(2)                              (874,153)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At June 30, 2016, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(3)       $    662,684
Non-cash Collateral(4)                              (662,684)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2016, the value of the collateral from each seller exceeded the value of the repurchase agreements.

CURRENCY EXPOSURE
DIVERSIFICATION                       % OF TOTAL INVESTMENTS
------------------------------------------------------------
Japanese Yen                                        28.1%
Euro                                                19.5
South Korean Won                                    11.2
British Pound Sterling                               9.4
Hong Kong Dollar                                     8.4
Canadian Dollar                                      6.6
Australian Dollar                                    6.4
Swedish Krona                                        4.2
US Dollar                                            1.2
Danish Krone                                         1.1
Singapore Dollar                                     1.1
Swiss Franc                                          1.1
Norwegian Krone                                      0.8
New Zealand Dollar                                   0.7
Israeli Shekel                                       0.2
                                                  -------
TOTAL                                              100.0%
                                                  =======


Page 70                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 97.8%
               BERMUDA - 1.1%
       480,096 Brilliance China Automotive
                 Holdings Ltd. (b)              $    492,574
       758,424 COSCO Pacific Ltd. (b)                756,246
       810,377 Hanergy Thin Film Power Group
                 Ltd. (b) (c)                              0
                                                ------------
                                                   1,248,820
                                                ------------
               BRAZIL - 18.2%
       143,102 Banco Bradesco S.A.
                 (Preference Shares)               1,121,722
       222,661 Banco do Brasil S.A.                1,190,834
       114,487 BM&FBovespa S.A. - Bolsa de
                 Valores Mercadorias e Futuros       641,523
        37,608 Braskem S.A. (Preference Shares) 222,911 335,392 Centrais Eletricas Brasileiras
                 S.A. (Preference Shares) (c)      1,838,637
       146,856 Cia de Saneamento Basico do
                 Estado de Sao Paulo               1,329,444
       544,130 Cia Energetica de Minas Gerais
                 (Preference Shares)               1,233,156
       492,533 Cia Siderurgica Nacional
                 S.A. (c)                          1,199,019
        56,095 Cosan S.A. Industria e Comercio       581,678
       230,224 CPFL Energia S.A.                   1,475,675
        31,309 Hypermarcas S.A.                      227,486
        56,418 Itau Unibanco Holding S.A.
                 (Preference Shares)                 532,162
       592,683 Itausa - Investimentos Itau S.A.
                 (Preference Shares)               1,400,387
       321,608 JBS S.A.                            1,001,177
       306,761 Kroton Educacional S.A.             1,298,742
       105,945 Lojas Americanas S.A.
                 (Preference Shares)                 530,337
       127,042 Lojas Renner S.A.                     936,907
        33,173 Natura Cosmeticos S.A.                263,335
        84,330 Raia Drogasil S.A.                  1,657,565
        19,461 Telefonica Brasil S.A.
                 (Preference Shares)                 266,564
       440,202 TIM Participacoes S.A.                937,329
        37,845 Ultrapar Participacoes S.A.           837,767
                                                ------------
                                                  20,724,357
                                                ------------
               CAYMAN ISLANDS - 6.5%
        64,765 AAC Technologies Holdings,
                 Inc. (b)                            554,105
     2,145,992 Belle International Holdings
                 Ltd. (b)                          1,265,836
       125,883 China Conch Venture Holdings
                 Ltd. (b)                            250,324
        96,902 China Resources Land Ltd. (b)         228,345
     2,012,335 China Zhongwang Holdings
                 Ltd. (b) (d)                        902,140
     1,877,274 Country Garden Holdings Co.,
                 Ltd. (b)                            793,918
       696,758 Longfor Properties Co., Ltd. (b) 909,060 11,170,494 Semiconductor Manufacturing
                 International Corp. (b) (c)         899,773


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CAYMAN ISLANDS (CONTINUED)
       441,866 Sunny Optical Technology Group
                 Co., Ltd. (b)                  $  1,558,608
                                                ------------
                                                   7,362,109
                                                ------------
               CHILE - 1.2%
       402,677 Cencosud S.A.                       1,147,542
        35,286 Latam Airlines Group S.A. (c)         233,507
                                                ------------
                                                   1,381,049
                                                ------------
               CHINA - 11.2%
       277,882 Anhui Conch Cement Co., Ltd.,
                 Class H (b)                         673,538
        43,368 Byd Co., Ltd., Class H (b) (c)        261,588
     2,125,112 China Cinda Asset Management
                 Co., Ltd., Class H (b)              720,612
     2,721,954 China Communications Services
                 Corp., Ltd., Class H (b)          1,426,609
       389,496 China Construction Bank Corp.,
                 Class H (b)                         260,160
       255,133 China Galaxy Securities Co.,
                 Ltd., Class H (b)                   230,580
       157,809 China Shenhua Energy Co., Ltd.,
                 Class H (b)                         293,509
     1,880,656 China Telecom Corp., Ltd.,
                 Class H (b)                         845,762
       469,741 Chongqing Rural Commercial
                 Bank Co., Ltd., Class H (b)         239,856
       995,897 Dongfeng Motor Group Co., Ltd.,
                 Class H (b)                       1,049,727
       611,621 Great Wall Motor Co., Ltd.,
                 Class H (b)                         509,765
       716,530 Guangzhou Automobile Group
                 Co., Ltd., Class H (b)              857,047
       866,312 Guangzhou R&F Properties
                 Co., Ltd., Class H (b)            1,098,229
     1,169,942 Huadian Power International
                 Corp. Ltd., Class H (b)             560,741
       555,747 Huaneng Power International,
                 Inc., Class H (b)                   345,908
       800,194 Huaneng Renewables Corp.
                 Ltd., Class H (b)                   266,778
     1,534,056 Sinopec Engineering Group
                 Co., Ltd., Class H (b)            1,380,071
     1,470,779 Sinopec Shanghai Petrochemical
                 Co., Ltd., Class H (b)              680,551
     3,211,180 Zijin Mining Group Co., Ltd.,
                 Class H (b)                       1,078,666
                                                ------------
                                                  12,779,697
                                                ------------
               COLOMBIA - 1.1%
        28,828 Bancolombia S.A. (Preference
                 Shares)                             251,479
       117,031 Grupo Nutresa S.A.                  1,005,684
                                                ------------
                                                   1,257,163
                                                ------------
               CZECH REPUBLIC - 0.9%
        56,251 CEZ A.S. (b)                          959,644
                                                ------------
               HONG KONG - 7.2%
       136,328 Beijing Enterprises Holdings
                 Ltd. (b)                            775,514


                        See Notes to Financial Statements                Page 71

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               HONG KONG (CONTINUED)
       591,220 China Everbright Ltd. (b)        $  1,147,156
     2,676,226 China Jinmao Holdings Group
                 Ltd. (b)                            757,248
       167,204 China Merchants Holdings
                 International Co., Ltd. (b)         447,605
       313,365 China Overseas Land &
                 Investment Ltd. (b)                 998,961
     2,396,321 China Power International
                 Development Ltd. (b)                887,674
       530,655 China Resources Power
                 Holdings Co., Ltd. (b)              796,381
       564,070 China Unicom Hong Kong
                 Ltd. (b)                            589,646
       841,468 CNOOC Ltd. (b)                      1,051,429
     1,876,158 Shenzhen Investment Ltd. (b)          755,714
                                                ------------
                                                   8,207,328
                                                ------------
               HUNGARY - 0.6%
        12,385 MOL Hungarian Oil & Gas
                 PLC (b)                             716,980
                                                ------------
               INDIA - 3.8%
       605,932 Ashok Leyland Ltd. (b) (c)            888,311
        38,459 JSW Steel Ltd. (b)                    839,861
       307,352 Oil & Natural Gas Corp., Ltd. (b)     989,384
       127,659 Tata Motors Ltd. (b) (c)              872,499
       154,373 Tata Steel Ltd. (b)                   742,810
                                                ------------
                                                   4,332,865
                                                ------------
               INDONESIA - 2.5%
     1,835,247 Charoen Pokphand Indonesia
                 Tbk PT (b)                          525,360
       201,793 Gudang Garam Tbk PT (b)             1,055,818
       911,908 Indofood Sukses Makmur Tbk
                 PT (b)                              501,749
     1,259,758 Perusahaan Gas Negara Persero
                 Tbk (b)                             224,624
       995,179 Telekomunikasi Indonesia
                 Persero Tbk PT (b)                  302,779
       215,312 United Tractors Tbk PT (b)            242,929
                                                ------------
                                                   2,853,259
                                                ------------
               ISLE OF MAN (U.K.) - 0.2%
        19,454 New Europe Property
                 Investments PLC                     221,909
                                                ------------
               MALAYSIA - 1.5%
        98,900 Genting Bhd (b)                       201,449
       386,100 HAP Seng Consolidated Bhd             739,351
       839,100 IOI Properties Group Bhd              489,119
       654,900 YTL Power International Bhd           229,049
                                                ------------
                                                   1,658,968
                                                ------------
               MALTA - 0.9%
       109,394 Brait SE (b) (c)                    1,042,783
                                                ------------
               MEXICO - 4.2%
       122,726 Alfa S.A.B. de C.V., Series A         210,981
       262,639 Alsea SAB de C.V.                     999,843
       125,364 Gentera S.A.B. de C.V.                224,568


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MEXICO (CONTINUED)
        46,663 Gruma S.A.B. de C.V., Class B    $    671,261
       333,454 Grupo Bimbo S.A.B. de C.V.,
                 Series A                          1,045,820
        57,517 Industrias Bachoco S.A.B. de
                 C.V., Series B                      237,051
       778,598 OHL Mexico S.A.B. de C.V. (c)         953,948
        37,066 Promotora y Operadora de
                 Infraestructura S.A.B. de C.V.      456,205
                                                ------------
                                                   4,799,677
                                                ------------
               NETHERLANDS - 1.0%
        58,590 X5 Retail Group N.V.,
                 GDR (b) (c)                       1,174,785
                                                ------------
               POLAND - 1.2%
        38,096 Cyfrowy Polsat S.A. (b) (c)           213,125
        25,023 Polski Koncern Naftowy
                 ORLEN S.A. (b)                      439,541
       521,389 Polskie Gornictwo Naftowe i
                 Gazownictwo S.A. (b)                743,311
                                                ------------
                                                   1,395,977
                                                ------------
               RUSSIA - 8.7%
           180 AK Transneft OJSC
                 (Preference Shares) (b)             468,675
       337,247 Gazprom PJSC (b)                      735,764
    45,134,258 Inter Rao Ues PJSC (b)              1,781,494
        12,669 Lukoil PJSC (b)                       531,753
       474,329 Moscow Exchange
                 MICEX-RTS PJSC (b)                  834,631
        17,618 PhosAgro OJSC, GDR (b)                260,557
       336,905 Rostelecom PJSC (b)                   485,762
    95,524,985 RusHydro PJSC (b) (c)                 920,192
       755,660 Sberbank of Russia PJSC (b)         1,571,676
     2,091,338 Surgutneftegas OJSC (b) (c)         1,085,956
       230,047 Tatneft PJSC (b) (c)                1,192,573
                                                ------------
                                                   9,869,033
                                                ------------
               SOUTH AFRICA - 4.5%
        40,387 Anglo American Platinum
                 Ltd. (b) (c)                      1,009,687
        53,601 AngloGold Ashanti Ltd. (b) (c)        967,954
        39,182 Bidvest Group (The) Ltd. (b)          369,645
       125,022 Gold Fields Ltd. (b)                  606,944
        54,050 MTN Group Ltd. (b)                    525,279
        63,134 Shoprite Holdings Ltd. (b)            715,050
       258,035 Sibanye Gold Ltd. (b)                 878,569
                                                ------------
                                                   5,073,128
                                                ------------
               TAIWAN - 7.8%
       271,945 Asia Cement Corp. (b)                 236,398
     1,653,604 AU Optronics Corp. (b)                572,457
       121,139 Catcher Technology Co., Ltd. (b)      903,234
     1,187,402 Compal Electronics, Inc. (b)          751,158
       607,998 Far Eastern New Century
                 Corp. (b)                           454,992
       553,682 Foxconn Technology Co., Ltd. (b) 1,307,909 282,848 Hon Hai Precision Industry
                 Co., Ltd. (b)                       728,697
     3,553,410 Innolux Corp. (b)                   1,200,647
       610,319 Lite-On Technology Corp. (b)          840,587


Page 72                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               TAIWAN (CONTINUED)
       319,381 Pegatron Corp. (b)               $    678,342
     3,005,704 United Microelectronics
                 Corp. (b)                         1,178,782
                                                ------------
                                                   8,853,203
                                                ------------
               THAILAND - 3.2%
        43,500 Airports of Thailand PCL              482,783
     1,074,500 Charoen Pokphand Foods PCL            879,108
     2,118,700 Home Product Center PCL               596,902
     3,461,200 IRPC PCL                              468,848
       288,900 PTT Global Chemical PCL               487,118
       126,200 Thai Oil PCL                          215,481
       836,300 Thai Union Group PCL, Class F         523,580
                                                ------------
                                                   3,653,820
                                                ------------
               TURKEY - 10.3%
       174,434 Akbank TAS (b)                        499,949
       182,536 Arcelik A.S. (b)                    1,201,884
        57,287 BIM Birlesik Magazalar A.S. (b) 1,117,229 164,971 Eregli Demir ve Celik
                 Fabrikalari TAS (b)                 233,367
        94,168 Ford Otomotiv Sanayi A.S. (b)       1,002,247
       215,445 Haci Omer Sabanci Holding
                 A.S. (b)                            707,051
       195,522 KOC Holding A.S. (b)                  894,171
       152,992 Tofas Turk Otomobil
                 Fabrikasi A.S. (b)                1,257,960
         8,815 Tupras Turkiye Petrol
                 Rafinerileri A.S. (b)               195,692
       448,959 Turk Hava Yollari AO (b) (c)          894,349
       118,055 Turkcell Iletisim Hizmetleri
                 A.S. (b) (c)                        434,030
       133,616 Turkiye Halk Bankasi A.S. (b)         397,659
       300,205 Turkiye Is Bankasi, Class C (b)       476,896
       742,546 Turkiye Vakiflar Bankasi Tao (b) 1,166,095 842,745 Yapi ve Kredi Bankasi
                 A.S. (b) (c)                      1,168,414
                                                ------------
                                                  11,646,993
                                                ------------
               TOTAL COMMON STOCKS               111,213,547
               (Cost $115,193,561)              ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 0.9%
               SOUTH AFRICA - 0.9%
       148,709 Growthpoint Properties Ltd. (b)       259,802
        80,871 Resilient REIT Ltd. (b)               724,565
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                   984,367
               (Cost $1,032,034)                ------------

               MONEY MARKET FUNDS - 0.2%
       178,508 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.26% (e) (f)                        178,508
               (Cost $178,508)                  ------------


PRINCIPAL
  VALUE        DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 0.4%
$      106,751 JPMorgan Chase & Co.,
                0.30% (e), dated 6/30/16, due
                7/1/16, with a maturity value
                of $106,751. Collateralized by
                U.S. Treasury Notes, interest
                rates of 2.00% to 2.625%, due
                11/15/20 to 11/30/20. The
                value of the collateral
                including accrued interest is
                $109,091. (f)                   $    106,751

       401,481 RBC Capital Markets LLC,
                0.35% (e), dated 6/30/16, due
                7/1/16, with a maturity value
                of $401,485. Collateralized by
                U.S. Treasury Notes, interest
                rate of 1.50%, due 8/31/18 to
                5/31/20. The value of the
                collateral including accrued
                interest is $410,560. (f)            401,481
                                                ------------
               TOTAL REPURCHASE AGREEMENTS           508,232
               (Cost $508,232)                  ------------
               TOTAL INVESTMENTS - 99.3%         112,884,654
               (Cost $116,912,335) (g)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.7%                  778,920
                                                ------------
               NET ASSETS - 100.0%              $113,663,574
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $78,702,420 or 69.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $649,248 and the total value of the collateral held by the Fund is $686,740.

(e)   Interest rate shown reflects yield as of June 30, 2016.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,516,934 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,544,615.

GDR - Global Depositary Receipt


                        See Notes to Financial Statements                Page 73

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

JUNE 30, 2016 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common Stocks:
  Bermuda                $  1,248,820   $        --   $ 1,248,820     $    --*
  Brazil                   20,724,357    20,724,357            --          --
  Chile                     1,381,049     1,381,049            --          --
  Colombia                  1,257,163     1,257,163            --          --
  Isle Of Man (U.K.)          221,909       221,909            --          --
  Malaysia                  1,658,968     1,457,519       201,449          --
  Mexico                    4,799,677     4,799,677            --          --
  Thailand                  3,653,820     3,653,820            --          --
  Other Country
   Categories**            76,267,784            --    76,267,784          --
                         -------------------------------------------------------
Total Common
  Stocks                  111,213,547    33,495,494    77,718,053          --*
Real Estate
  Investment
  Trusts**                    984,367            --       984,367          --
Money Market
  Funds                       178,508       178,508            --          --
Repurchase
  Agreements                  508,232            --       508,232          --
                         -------------------------------------------------------
Total Investments        $112,884,654   $33,674,002   $79,210,652     $    --*
                         =======================================================

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $10,066,333 from Level 2 to Level 1 and $0 from Level 2 to Level 3 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold. The common stock that transferred from Level 2 to Level 3 did so as a result of negative news related to the company.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
  Common Stocks                                 $         --
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
  Appreciation/Depreciation                               --
Purchases                                                 --
Sales                                                     --
Transfers In:
  Common Stocks                                           --*
Transfers Out                                             --
ENDING BALANCE AT JUNE 30, 2016
  Common Stocks                                           --*
                                                ------------
Total Level 3 holdings                          $         --*
                                                ============


* Investment is valued at $0.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $    649,248
Non-cash Collateral(2)                              (649,248)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At June 30, 2016, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(3)       $    508,232
Non-cash Collateral(4)                              (508,232)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2016, the value of the collateral from each seller exceeded the value of the repurchase agreements.


Page 74                 See Notes to Financial Statements

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.8%
               AEROSPACE & DEFENSE - 1.7%
        22,233 MTU Aero Engines AG (a)          $  2,077,183
                                                ------------
               AIRLINES - 3.2%
       343,834 Deutsche Lufthansa AG (a)           4,042,635
                                                ------------
               AUTO COMPONENTS - 2.7%
         4,460 Continental AG (a)                    843,951
        77,985 Hella KGaA Hueck & Co. (a)          2,503,037
                                                ------------
                                                   3,346,988
                                                ------------
               AUTOMOBILES - 10.1%
        41,036 Bayerische Motoren Werke
                 AG (a)                            2,986,400
        38,731 Daimler AG (a)                      2,317,599
       100,139 Porsche Automobil Holding SE
                 (Preference Shares) (a)           4,628,611
        22,466 Volkswagen AG
                 (Preference Shares) (a)           2,721,089
                                                ------------
                                                  12,653,699
                                                ------------
               CHEMICALS - 12.8%
        56,651 BASF SE (a)                         4,343,928
        98,147 Evonik Industries AG (a)            2,925,621
       212,021 K+S AG (a)                          4,340,538
        14,960 Linde AG (a)                        2,084,476
        25,841 Wacker Chemie AG (a)                2,262,978
                                                ------------
                                                  15,957,541
                                                ------------
               CONSTRUCTION & ENGINEERING
                 - 2.4%
        23,328 HOCHTIEF AG (a)                     3,011,896
                                                ------------
               CONSTRUCTION MATERIALS - 0.8%
        13,245 HeidelbergCement AG (a)               997,773
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 3.8%
        27,128 GRENKE AG (a)                       4,737,777
                                                ------------
               ELECTRICAL EQUIPMENT - 5.6%
       152,914 Nordex SE (a) (b)                   4,340,600
        51,642 OSRAM Licht AG (a)                  2,683,156
                                                ------------
                                                   7,023,756
                                                ------------
               FOOD PRODUCTS - 1.9%
       109,224 Suedzucker AG (a)                   2,405,714
                                                ------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES - 3.0%
        49,986 Sartorius AG (Preference
                 Shares) (a)                       3,693,540
                                                ------------
               HEALTH CARE PROVIDERS &
                 SERVICES - 1.8%
        30,365 Fresenius SE & Co. KGaA (a)         2,231,145
                                                ------------
               INDUSTRIAL CONGLOMERATES - 4.9%
        65,165 Rheinmetall AG (a)                  3,875,933
        22,287 Siemens AG (a)                      2,287,119
                                                ------------
                                                   6,163,052
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE - 4.0%
        38,492 Hannover Rueck SE (a)            $  4,033,094
         5,428 Muenchener Rueckversicherungs-
                 Gesellschaft AG in Muenchen (a)     910,249
                                                ------------
                                                   4,943,343
                                                ------------
               INTERNET & CATALOG RETAIL - 1.7%
        82,548 Zalando SE (a) (b) (c)              2,184,750
                                                ------------
               INTERNET SOFTWARE &
                 SERVICES - 2.0%
        59,021 United Internet AG (a)              2,453,441
                                                ------------
               MACHINERY - 12.9%
        26,302 DMG Mori AG (a)                     1,240,405
       157,647 Jungheinrich AG
                 (Preference Shares) (a)           4,744,927
        21,764 KION Group AG (a)                   1,054,857
        48,240 KUKA AG (a)                         5,721,805
         7,156 Rational AG (a)                     3,311,722
                                                ------------
                                                  16,073,716
                                                ------------
               MULTI-UTILITIES - 5.4%
       427,663 RWE AG (a) (b)                      6,810,620
                                                ------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 3.1%
       187,301 Grand City Properties S.A. (a)      3,854,233
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 7.4%
       128,760 Dialog Semiconductor
                 PLC (a) (b)                       3,858,092
       370,821 Infineon Technologies AG (a)        5,368,157
                                                ------------
                                                   9,226,249
                                                ------------
               SOFTWARE - 0.8%
        13,649 SAP SE (a)                          1,025,111
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 6.4%
        55,699 Adidas AG (a)                       7,995,550
                                                ------------
               TRANSPORTATION
                 INFRASTRUCTURE - 0.7%
        16,993 Fraport AG Frankfurt Airport
                 Services Worldwide (a)              909,820
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 0.7%
        31,985 Freenet AG (a)                        823,727
                                                ------------
               TOTAL COMMON STOCKS               124,643,259
                                                ------------
               (Cost $141,826,563)

               MONEY MARKET FUNDS - 0.0%
        12,526 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.26% (d) (e)                         12,526
               (Cost $12,526)                   ------------


                        See Notes to Financial Statements                Page 75

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

JUNE 30, 2016 (UNAUDITED)

PRINCIPAL
  VALUE        DESCRIPTION                            AMOUNT
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 0.0%
$        7,490 JPMorgan Chase & Co., 0.30% (d),
                dated 6/30/16, due 7/1/16,
                with a maturity value of
                $7,490. Collateralized by U.S.
                Treasury Notes, interest rates
                of 2.00% to 2.625%, due
                11/15/20 to 11/30/20. The
                value of the collateral
                including accrued interest is
                $7,655. (e)                     $      7,490

        28,171 RBC Capital Markets LLC,
                0.35% (d), dated 6/30/16, due
                7/1/16, with a maturity value
                of $28,171. Collateralized by
                U.S. Treasury Notes, interest
                rate of 1.50%, due 8/31/18 to
                5/31/20. The value of the
                collateral including accrued
                interest is $28,808. (e)              28,171
                                                ------------
               TOTAL REPURCHASE AGREEMENTS            35,661
               (Cost $35,661)                   ------------

               TOTAL INVESTMENTS - 99.8%         124,691,446
               (Cost $141,874,750) (f)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.2%                  249,488
                                                ------------
               NET ASSETS - 100.0%              $124,940,934
                                                ============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $124,643,259 or 99.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   Interest rate shown reflects yield as of June 30, 2016.

(e) This security serves as collateral for a security that was on loan. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On June 29, 2016, there was a security on loan but on June 30, 2016, the security was returned to the Fund. See Note 2D - Securities Lending in the Notes to Financial Statements.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,121,860 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $27,305,164.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common Stocks*           $124,643,259    $     --    $124,643,259     $    --
Money Market
  Funds                        12,526      12,526              --          --
Repurchase
  Agreements                   35,661          --          35,661          --
                         -------------------------------------------------------
Total Investments        $124,691,446    $ 12,526    $124,678,920     $    --
                         =======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $2,572,163 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on June 30, 2016, exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


Page 76                 See Notes to Financial Statements

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

JUNE 30, 2016 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $     35,661
Non-cash Collateral(2)                               (35,661)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(2) At June 30, 2016, the value of the collateral from each seller exceeded the value of the repurchase agreements.

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Germany                                             93.6%
United Kingdom                                       3.1
Luxembourg                                           3.1
United States                                        0.0***
---------------------------------------------------------
TOTAL INVESTMENTS                                   99.8
NET OTHER ASSETS AND LIABILITIES                     0.2
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.
*** Amount is less than 0.1%.


                        See Notes to Financial Statements                Page 77

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 97.3%
               AEROSPACE & DEFENSE - 0.8%
         4,615 CAE, Inc.                        $     55,761
                                                ------------
               AUTO COMPONENTS - 4.6%
         2,844 Linamar Corp.                         101,305
         6,312 Magna International, Inc.             221,564
                                                ------------
                                                     322,869
                                                ------------
               BANKS - 0.8%
           907 Bank of Montreal                       57,532
                                                ------------
               CAPITAL MARKETS - 1.5%
         1,623 Brookfield Asset Management,
                 Inc., Class A                        53,692
         2,005 IGM Financial, Inc.                    54,581
                                                ------------
                                                     108,273
                                                ------------
               CHEMICALS - 5.4%
         6,201 Methanex Corp.                        180,422
        11,957 Potash Corp. of Saskatchewan,
                 Inc.                                194,355
                                                ------------
                                                     374,777
                                                ------------
               CONSTRUCTION & ENGINEERING
                 - 7.4%
         8,615 SNC-Lavalin Group, Inc.               361,817
         5,000 WSP Global, Inc.                      152,947
                                                ------------
                                                     514,764
                                                ------------
               CONTAINERS & PACKAGING - 3.9%
         1,579 CCL Industries, Inc., Class B         274,796
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 2.9%
         3,341 Onex Corp.                            204,295
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 0.9%
         1,852 TELUS Corp.                            59,633
                                                ------------
               ELECTRIC UTILITIES - 2.7%
         5,681 Fortis, Inc.                          192,027
                                                ------------
               FOOD & STAPLES RETAILING - 12.0%
         1,163 Alimentation Couche-Tard, Inc.,
                 Class B                              49,942
         8,257 Empire Co., Ltd., Class A             122,773
         2,650 George Weston Ltd.                    229,341
         2,169 Loblaw Cos., Ltd.                     116,026
         9,144 Metro, Inc.                           318,566
                                                ------------
                                                     836,648
                                                ------------
               FOOD PRODUCTS - 2.7%
         6,421 Saputo, Inc.                          190,699
                                                ------------
               HOTELS, RESTAURANTS &
                 LEISURE - 3.3%
         5,476 Restaurant Brands International,
                 Inc.                                227,949
                                                ------------
               INSURANCE - 9.3%
           539 Fairfax Financial Holdings Ltd.       290,300
         4,104 Great-West Lifeco, Inc.               108,258
         6,422 Industrial Alliance Insurance &
                 Financial Services, Inc.            201,863


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE (CONTINUED)
         2,448 Power Corp. of Canada            $     52,107
                                                ------------
                                                     652,528
                                                ------------
               IT SERVICES - 2.3%
         3,836 CGI Group, Inc., Class A (a)          163,868
                                                ------------
               MEDIA - 4.9%
         4,182 Quebecor, Inc.                        119,832
         5,954 Shaw Communications, Inc.             114,292
         2,704 Thomson Reuters Corp.                 109,399
                                                ------------
                                                     343,523
                                                ------------
               METALS & MINING - 8.0%
        41,031 First Quantum Minerals Ltd.           288,054
        80,737 Turquoise Hill Resources Ltd. (a)     273,092
                                                ------------
                                                     561,146
                                                ------------
               MULTI-UTILITIES - 4.0%
         7,938 ATCO, Ltd., Class I                   278,455
                                                ------------
               OIL, GAS & CONSUMABLE
                 FUELS - 14.0%
         4,750 Canadian Natural Resources Ltd.       146,550
        20,242 Cenovus Energy, Inc.                  279,983
         8,790 Crescent Point Energy Corp.           138,863
        15,849 Tourmaline Oil Corp. (a)              417,218
                                                ------------
                                                     982,614
                                                ------------
               PAPER & FOREST PRODUCTS - 3.6%
         6,746 Stella-Jones, Inc.                    251,210
                                                ------------
               SOFTWARE - 2.3%
           246 Constellation Software, Inc./
                 Canada                               95,207
         1,068 Open Text Corp.                        63,148
                                                ------------
                                                     158,355
                                                ------------
               TOTAL COMMON STOCKS                 6,811,722
               (Cost $6,851,897)                ------------

               REAL ESTATE INVESTMENT
                 TRUSTS -2.7%
               REAL ESTATE INVESTMENT
                 TRUSTS - 2.7%
        10,601 H&R Real Estate Investment
                 Trust                               184,704
               (Cost $148,437)                  ------------

               TOTAL INVESTMENTS - 100.0%          6,996,426
               (Cost $7,000,334) (b)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.0%                    2,965
                                                ------------
               NET ASSETS - 100.0%              $  6,999,391
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $613,223 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $617,131.


Page 78                 See Notes to Financial Statements

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

JUNE 30, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common Stocks*            $6,811,722    $6,811,722      $   --        $   --
Real Estate
  Investment
   Trusts                    184,704       184,704          --            --
                         -------------------------------------------------------
Total Investments         $6,996,426    $6,996,426      $   --        $   --
                         =======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Canada                                             100.0%
---------------------------------------------------------
TOTAL INVESTMENTS                                  100.0
NET OTHER ASSETS AND LIABILITIES                     0.0
                                                  -------
TOTAL                                              100.0%
                                                  =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 79

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 73.5%
               AIRLINES - 2.7%
        37,554 Qantas Airways Ltd. (a)          $     79,551
                                                ------------
               BANKS - 1.8%
         6,611 Bank of Queensland Ltd. (a)            52,744
                                                ------------
               BEVERAGES - 4.3%
        18,506 Treasury Wine Estates Ltd. (a)        128,596
                                                ------------
               BIOTECHNOLOGY - 1.7%
           583 CSL Ltd. (a)                           49,166
                                                ------------
               CAPITAL MARKETS - 3.2%
           742 Macquarie Group Ltd. (a)               38,624
         3,383 Magellan Financial Group
                 Ltd. (a)                             57,026
                                                ------------
                                                      95,650
                                                ------------
               CHEMICALS - 1.2%
        15,515 Incitec Pivot Ltd. (a)                 34,851
                                                ------------
               COMMERCIAL SERVICES &
                 SUPPLIES - 0.8%
         2,655 Brambles Ltd. (a)                      24,788
                                                ------------
               CONSTRUCTION MATERIALS - 3.3%
        20,791 Boral Ltd. (a)                         97,610
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                 - 3.1%
        14,091 Challenger Ltd. (a)                    92,060
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 0.8%
         5,476 Telstra Corp., Ltd. (a)                22,888
                                                ------------
               ELECTRIC UTILITIES - 1.7%
        41,373 AusNet Services (a)                    50,956
                                                ------------
               FOOD & STAPLES RETAILING - 0.8%
           738 Wesfarmers Ltd. (a)                    22,256
                                                ------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES - 2.0%
           643 Cochlear Ltd. (a)                      58,667
                                                ------------
               HEALTH CARE PROVIDERS & SERVICES
                 - 2.5%
         1,356 Ramsay Health Care Ltd. (a)            73,286
                                                ------------
               HOTELS, RESTAURANTS & LEISURE
                 - 17.5%
        15,044 Aristocrat Leisure Ltd. (a)           156,503
         2,128 Domino's Pizza Enterprises
                 Ltd. (a)                            109,502
         2,310 Flight Centre Travel Group
                 Ltd. (a)                             54,956
        12,094 Star Entertainment Group (The)
                 Ltd. (a)                             49,280
        19,566 Tabcorp Holdings Ltd. (a)              67,400
        27,990 Tatts Group Ltd. (a)                   80,548
                                                ------------
                                                     518,189
                                                ------------
               MEDIA - 0.8%
           558 REA Group Ltd. (a)                     25,042
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               METALS & MINING - 11.0%
         1,720 BHP Billiton Ltd. (a)            $     23,970
        32,855 Fortescue Metals Group Ltd. (a)        87,921
         9,474 Newcrest Mining Ltd. (a) (b)          164,202
         1,374 Rio Tinto Ltd. (a)                     47,528
                                                ------------
                                                     323,621
                                                ------------
               MULTI-UTILITIES - 3.3%
         6,796 AGL Energy Ltd. (a)                    98,699
                                                ------------
               OIL, GAS & CONSUMABLE FUELS
                 - 5.1%
           815 Caltex Australia Ltd. (a)              19,650
         4,585 Oil Search Ltd. (a)                    23,152
         5,348 Woodside Petroleum Ltd. (a)           108,443
                                                ------------
                                                     151,245
                                                ------------
               PERSONAL PRODUCTS - 2.4%
           705 Blackmores Ltd. (a)                    69,584
                                                ------------
               ROAD & RAIL - 2.6%
        21,041 Aurizon Holdings Ltd. (a)              76,343
                                                ------------
               TRANSPORTATION INFRASTRUCTURE
                 - 0.9%
         4,838 Sydney Airport (a)                     25,262
                                                ------------
               TOTAL COMMON STOCKS                 2,171,054
                                                ------------
               (Cost $1,885,075)

               REAL ESTATE INVESTMENT
                 TRUSTS - 25.9%
        20,479 Dexus Property Group (a)              138,964
        24,497 Goodman Group (a)                     131,390
        32,133 GPT (The) Group (a)                   130,674
        62,059 Mirvac Group (a)                       94,382
        29,326 Scentre Group (a)                     108,622
        22,477 Stockland (a)                          79,692
        32,913 Vicinity Centres (a)                   82,113
                                                ------------
               TOTAL REAL ESTATE INVESTMENT
                 TRUSTS                              765,837
               (Cost $622,682)                  ------------

               TOTAL INVESTMENTS - 99.4%           2,936,891
               (Cost $2,507,757) (c)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.6%                   17,169
                                                ------------
               NET ASSETS - 100.0%              $  2,954,060
                                                ============


Page 80                 See Notes to Financial Statements

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

JUNE 30, 2016 (UNAUDITED)

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $2,936,891 or 99.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $514,570 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $85,436.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                          ------------------------------------------------------
Common Stocks*            $2,171,054       $  --      $2,171,054       $  --
Real Estate
  Investment Trusts          765,837          --         765,837          --
                          ------------------------------------------------------
Total Investments         $2,936,891       $  --      $2,936,891       $  --
                          ======================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Australia                                           98.6%
Papua New Guinea                                     0.8
---------------------------------------------------------
TOTAL INVESTMENTS                                   99.4
NET OTHER ASSETS AND LIABILITIES                     0.6
                                                  -------
TOTAL                                              100.0%
                                                  =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 81

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 85.3%
               AEROSPACE & DEFENSE - 1.6%
       357,590 Meggitt PLC (a)                  $  1,943,659
                                                ------------
               AIR FREIGHT & LOGISTICS - 1.7%
       301,775 Royal Mail PLC (a)                  2,027,489
                                                ------------
               AIRLINES - 1.8%
        51,338 easyJet PLC (a)                       746,024
       292,629 International Consolidated
                 Airlines Group S.A. (a)           1,451,350
                                                ------------
                                                   2,197,374
                                                ------------
               BANKS - 0.4%
        83,295 HSBC Holdings PLC (a)                 516,059
                                                ------------
               BIOTECHNOLOGY - 1.0%
        19,016 Shire PLC (a)                       1,175,237
                                                ------------
               CAPITAL MARKETS - 8.9%
       473,295 3i Group PLC (a)                    3,472,613
       308,658 Aberdeen Asset Management
                 PLC (a)                           1,158,052
        59,314 Hargreaves Lansdown PLC (a)           989,419
       577,035 Henderson Group PLC (a)             1,640,484
       213,699 Intermediate Capital Group
                 PLC (a)                           1,400,129
       101,608 Jupiter Fund Management
                 PLC (a)                             498,948
     1,017,951 Man Group PLC (a)                   1,581,577
                                                ------------
                                                  10,741,222
                                                ------------
               CHEMICALS - 2.0%
        63,502 Johnson Matthey PLC (a)             2,381,784
                                                ------------
               COMMERCIAL SERVICES &
                 SUPPLIES - 4.9%
       195,458 Aggreko PLC (a)                     3,342,924
       670,208 Regus PLC (a)                       2,591,457
                                                ------------
                                                   5,934,381
                                                ------------
               CONSTRUCTION & ENGINEERING
                 - 0.4%
       165,297 Balfour Beatty PLC (a) (b)            475,119
                                                ------------
               CONTAINERS & PACKAGING - 2.3%
       268,085 RPC Group PLC (a)                   2,805,907
                                                ------------
               DISTRIBUTORS - 0.4%
        56,897 Inchcape PLC (a)                      478,409
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 0.7%
        78,563 Inmarsat PLC (a)                      846,663
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS - 2.7%
       154,899 Halma PLC (a)                       2,106,784
        49,570 Spectris PLC (a)                    1,206,617
                                                ------------
                                                   3,313,401
                                                ------------
               ENERGY EQUIPMENT &
                 SERVICES - 1.7%
       218,754 John Wood Group PLC (a)             2,013,663
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FOOD & STAPLES RETAILING - 1.8%
       690,306 J Sainsbury PLC (a)              $  2,150,434
                                                ------------
               HOTELS, RESTAURANTS &
                 LEISURE - 4.4%
        23,106 Carnival PLC (a)                    1,024,978
        76,024 Compass Group PLC (a)               1,446,386
       509,460 Domino's Pizza Group PLC (a)        2,263,478
        98,053 Merlin Entertainments PLC (a) (c)     577,432
                                                ------------
                                                   5,312,274
                                                ------------
               HOUSEHOLD DURABLES - 6.0%
       214,039 Barratt Developments PLC (a)        1,163,094
        78,741 Bellway PLC (a)                     1,997,467
        48,439 Berkeley Group Holdings PLC (a)     1,635,673
       380,026 Redrow PLC (a)                      1,598,323
       461,275 Taylor Wimpey PLC (a)                 818,342
                                                ------------
                                                   7,212,899
                                                ------------
               INDUSTRIAL CONGLOMERATES - 1.7%
        23,674 DCC PLC (a)                         2,083,303
                                                ------------
               INSURANCE - 4.2%
       112,098 Direct Line Insurance Group
                 PLC (a)                             518,247
       129,245 Hiscox Ltd. (a)                     1,784,541
       333,554 Legal & General Group PLC (a)         853,931
        48,706 Phoenix Group Holdings (a)            523,138
       132,924 St. James's Place PLC (a)           1,401,787
                                                ------------
                                                   5,081,644
                                                ------------
               INTERNET & CATALOG RETAIL - 1.1%
        25,882 ASOS PLC (a) (b)                    1,382,594
                                                ------------
               INTERNET SOFTWARE &
                 SERVICES - 5.0%
       452,328 Just Eat PLC (a) (b)                2,582,132
       365,091 Moneysupermarket.com
                 Group PLC (a)                     1,322,752
        43,311 Rightmove PLC (a)                   2,115,350
                                                ------------
                                                   6,020,234
                                                ------------
               MACHINERY - 0.5%
        51,844 IMI PLC (a)                           671,862
                                                ------------
               MEDIA - 2.5%
       168,684 ITV PLC (a)                           404,450
        60,684 Pearson PLC (a)                       789,385
        85,727 WPP PLC (a)                         1,786,671
                                                ------------
                                                   2,980,506
                                                ------------
               METALS & MINING - 3.7%
     1,480,857 Glencore PLC (a)                    3,052,225
        45,126 Rio Tinto PLC (a)                   1,401,909
                                                ------------
                                                   4,454,134
                                                ------------
               MULTILINE RETAIL - 0.7%
       199,926 Marks & Spencer Group PLC (a)         856,188
                                                ------------
               OIL, GAS & CONSUMABLE
                 FUELS - 2.0%
        86,834 Royal Dutch Shell PLC (a)           2,399,101
                                                ------------
               PHARMACEUTICALS - 0.6%
        32,993 GlaxoSmithKline PLC (a)               708,525
                                                ------------


Page 82                 See Notes to Financial Statements

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES - 1.2%
        32,164 Intertek Group PLC (a)           $  1,498,627
                                                ------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT - 1.7%
       506,839 Capital & Counties Properties
                 PLC (a)                           2,017,949
                                                ------------
               SOFTWARE - 4.1%
       140,008 Micro Focus International
                  PLC (a)                          3,020,541
       222,020 Sage Group PLC (a)                  1,919,043
                                                ------------
                                                   4,939,584
                                                ------------
               SPECIALTY RETAIL - 8.6%
       446,628 Dixons Carphone PLC (a)             1,916,959
       214,516 JD Sports Fashion PLC (a)           3,307,286
       406,643 Kingfisher PLC (a)                  1,746,566
       309,622 Sports Direct International
                 PLC (a) (b)                       1,325,695
       100,992 WH Smith PLC (a)                    2,121,692
                                                ------------
                                                  10,418,198
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 0.9%
        74,749 Burberry Group PLC (a)              1,162,753
                                                ------------
               TOBACCO - 2.2%
        49,814 Imperial Brands PLC (a)             2,701,552
                                                ------------
               TRADING COMPANIES &
                 DISTRIBUTORS - 1.4%
        39,912 Ashtead Group PLC (a)                 570,100
        23,692 Bunzl PLC (a)                         728,968
        84,830 Howden Joinery Group PLC (a)          435,693
                                                ------------
                                                   1,734,761
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 0.5%
       202,096 Vodafone Group PLC (a)                616,162
                                                ------------
               TOTAL COMMON STOCKS               103,253,651
               (Cost $124,651,728)              ------------

               REAL ESTATE INVESTMENT
                 TRUSTS - 14.3%
       284,114 British Land Co., PLC (a)           2,306,805
        60,816 Derwent London PLC (a)              2,121,724
       269,700 Great Portland Estates PLC (a)      2,257,509
       297,750 Hammerson PLC (a)                   2,144,568
       189,731 Land Securities Group PLC (a)       2,640,198
       520,060 Segro PLC (a)                       2,882,613
       244,192 Shaftesbury PLC (a)                 2,873,555
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                17,226,972
               (Cost $24,255,219)               ------------

               TOTAL INVESTMENTS - 99.6%         120,480,623
               (Cost $148,906,947) (d)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.4%                  519,195
                                                ------------
               NET ASSETS - 100.0%              $120,999,818
                                                ============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $120,480,623 or 99.6% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the London Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,246,890 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $29,673,214.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common
  Stocks*                $103,253,651      $  --      $103,253,651     $  --
Real Estate
  Investment
  Trusts                   17,226,972         --        17,226,972        --
                         -------------------------------------------------------
Total Investments        $120,480,623      $  --      $120,480,623     $  --
                         =======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.


COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
United Kingdom                                      86.3%
Jersey                                               8.5
Ireland                                              1.7
Bermuda                                              1.5
Spain                                                1.2
Cayman Islands                                       0.4
---------------------------------------------------------
TOTAL INVESTMENTS                                   99.6
NET OTHER ASSETS AND LIABILITIES                     0.4
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 83

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.9%
               AIRLINES - 1.9%
       190,057 Eva Airways Corp. (a) (b)        $     86,776
                                                ------------
               AUTO COMPONENTS - 2.0%
        44,216 Cheng Shin Rubber Industry
                 Co., Ltd. (a)                        93,226
                                                ------------
               BANKS - 4.9%
        75,054 Chang Hwa Commercial
                 Bank Ltd. (a)                        39,189
        69,725 CTBC Financial Holding
                 Co., Ltd. (a)                        36,673
       184,598 E.Sun Financial Holding
                 Co., Ltd. (a)                       109,357
       125,758 SinoPac Financial Holdings
                 Co., Ltd. (a)                        37,321
                                                ------------
                                                     222,540
                                                ------------
               CAPITAL MARKETS - 1.4%
       193,968 Yuanta Financial Holding
                 Co., Ltd. (a)                        62,985
                                                ------------
               CHEMICALS - 7.6%
        63,695 Formosa Chemicals &
                 Fibre Corp. (a)                     160,812
        45,910 Formosa Plastics Corp. (a)            111,337
        38,635 Nan Ya Plastics Corp. (a)              73,600
                                                ------------
                                                     345,749

               CONSTRUCTION MATERIALS - 4.3%
       129,017 Asia Cement Corp. (a)                 112,153
        86,326 Taiwan Cement Corp. (a)                86,342
                                                ------------
                                                     198,495
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 0.7%
        26,186 Fubon Financial Holding Co.,
                 Ltd. (a)                             30,874
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 1.9%
        23,781 Chunghwa Telecom Co., Ltd. (a)         86,008
                                                ------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS -
                 13.9%
       605,526 AU Optronics Corp. (a)                209,626
        15,155 Delta Electronics, Inc. (a)            73,946
        58,334 Hon Hai Precision Industry
                 Co., Ltd. (a)                       150,285
       592,733 Innolux Corp. (a)                     200,276
                                                ------------
                                                     634,133
                                                ------------
               FOOD & STAPLES RETAILING - 2.0%
        11,468 President Chain Store Corp. (a)        89,604
                                                ------------
               FOOD PRODUCTS - 4.6%
       107,318 Uni-President Enterprises
                 Corp. (a)                           211,958
                                                ------------
               INDUSTRIAL CONGLOMERATES - 3.0%
       183,045 Far Eastern New Century
                 Corp. (a)                           136,981
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE - 4.0%
       101,802 Cathay Financial Holding
                 Co., Ltd. (a)                  $    111,583
        93,335 China Life Insurance Co.,
                 Ltd. (a)                             72,659
                                                ------------
                                                     184,242
                                                ------------
               METALS & MINING - 2.8%
       196,939 China Steel Corp. (a)                 128,321
                                                ------------
               OIL, GAS & CONSUMABLE
                 FUELS - 2.7%
        44,861 Formosa Petrochemical Corp. (a)       122,315
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 14.1%
       155,047 Advanced Semiconductor
                 Engineering, Inc. (a)               176,397
         4,714 MediaTek, Inc. (a)                     36,022
         9,134 Novatek Microelectronics
                 Corp. (a)                            34,233
        41,201 Taiwan Semiconductor
                 Manufacturing Co., Ltd. (a)         207,641
       486,923 United Microelectronics Corp. (a)     190,962
                                                ------------
                                                     645,255
                                                ------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS - 22.1%
         4,332 ASUSTeK Computer, Inc. (a)             35,855
        17,078 Catcher Technology Co., Ltd. (a)      127,336
       254,779 Compal Electronics, Inc. (a)          161,175
        84,652 Foxconn Technology Co., Ltd. (a)      199,965
       273,400 Inventec Corp. (a)                    195,484
       110,991 Lite-On Technology Corp. (a)          152,867
        65,464 Pegatron Corp. (a)                    139,041
                                                ------------
                                                   1,011,723
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 5.1%
        21,042 Feng TAY Enterprise Co.,
                 Ltd. (a)                             87,484
       109,360 Pou Chen Corp. (a)                    147,200
                                                ------------
                                                     234,684
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 0.9%
        11,783 Taiwan Mobile Co., Ltd. (a)            41,184
                                                ------------

               TOTAL INVESTMENTS - 99.9%           4,567,053
               (Cost $4,305,817) (c)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.1%                    2,713
                                                ------------
               NET ASSETS - 100.0%              $  4,569,766
                                                ============


Page 84                 See Notes to Financial Statements

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

JUNE 30, 2016 (UNAUDITED)

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $4,567,053 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $454,965 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $193,729.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                          ------------------------------------------------------
Common Stocks*            $4,567,053       $  --      $4,567,053       $  --
                          ======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

COUNTRY ALLOCATION **                        % OF NET ASSETS
------------------------------------------------------------
Taiwan                                              99.9%
---------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 85

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 90.8%
               AUTO COMPONENTS - 3.5%
       306,081 Nexteer Automotive Group
                 Ltd. (a)                       $    280,111
                                                ------------
               BANKS - 1.6%
         7,317 Hang Seng Bank Ltd. (a)               125,602
                                                ------------
               BEVERAGES - 3.4%
       127,797 China Resources Beer Holdings
                 Co., Ltd. (a)                       278,670
                                                ------------
               CAPITAL MARKETS - 6.2%
       147,461 China Everbright Ltd. (a)             286,121
       480,498 Kingston Financial Group
                 Ltd. (a) (b)                        217,099
                                                ------------
                                                     503,220
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 2.4%
       219,500 Far East Horizon Ltd. (a)             171,439
        33,844 Goldin Financial Holdings
                 Ltd. (a) (b)                         21,379
                                                ------------
                                                     192,818
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 4.6%
        55,864 China Unicom Hong Kong
                 Ltd. (a)                             58,397
       463,598 PCCW Ltd. (a)                         312,114
                                                ------------
                                                     370,511
                                                ------------
               ELECTRIC UTILITIES - 0.8%
         7,597 Cheung Kong Infrastructure
                 Holdings Ltd. (a)                    65,354
                                                ------------
               FOOD PRODUCTS - 4.8%
       487,025 WH Group Ltd. (a) (c)                 385,721
                                                ------------
               HOTELS, RESTAURANTS &
                 LEISURE - 0.7%
        94,892 SJM Holdings Ltd. (a)                  58,349
                                                ------------
               HOUSEHOLD DURABLES - 4.3%
        83,496 Techtronic Industries Co.,
                 Ltd. (a)                            348,679
                                                ------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS - 1.8%
       118,029 China Power International
                 Development Ltd. (a)                 43,722
        70,500 China Resources Power
                 Holdings Co., Ltd. (a)              105,803
                                                ------------
                                                     149,525
                                                ------------
               INDUSTRIAL CONGLOMERATES - 6.1%
        20,386 CK Hutchison Holdings Ltd. (a)        224,255
        37,747 Hopewell Holdings Ltd. (a)            120,021
        91,285 NWS Holdings Ltd. (a)                 144,965
                                                ------------
                                                     489,241
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE - 2.2%
        22,662 AIA Group Ltd. (a)               $    135,989
        21,979 China Taiping Insurance
                 Holdings Co., Ltd. (a) (b)           41,362
                                                ------------
                                                     177,351
                                                ------------
               MARINE - 1.2%
        28,349 Orient Overseas International
                 Ltd. (a)                             96,961
               PAPER & FOREST PRODUCTS - 2.2%
       243,500 Lee & Man Paper Manufacturing
                 Ltd. (a)                            181,913
                                                ------------
               PHARMACEUTICALS - 3.0%
       373,166 Sino Biopharmaceutical Ltd. (a)       244,918
                                                ------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 38.4%
       596,930 China Jinmao Holdings Group
                 Ltd. (a) (b)                        168,904
        78,364 China Overseas Land &
                 Investment Ltd. (a)                 249,813
        63,097 Hang Lung Group Ltd. (a)              190,100
        89,943 Hang Lung Properties Ltd. (a)         182,177
        12,632 Henderson Land Development
                 Co., Ltd. (a)                        71,355
        49,665 Hysan Development Co., Ltd. (a)       221,161
        99,895 Kerry Properties Ltd. (a)             248,359
       343,875 New World Development Co.,
                 Ltd. (a)                            350,636
       724,995 Shenzhen Investment Ltd. (a)          292,027
       186,527 Sino Land Co., Ltd. (a)               307,114
        11,667 Sun Hung Kai Properties Ltd. (a)      140,732
        61,580 Wharf Holdings (The) Ltd. (a)         375,393
        64,985 Wheelock & Co., Ltd. (a)              306,539
                                                ------------
                                                   3,104,310
                                                ------------
               ROAD & RAIL - 2.6%
        41,223 MTR Corp., Ltd. (a) (b)               209,668
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 1.0%
        19,753 Yue Yuen Industrial Holdings
                 Ltd. (a)                             78,798
                                                ------------
               TOTAL COMMON STOCKS                 7,341,720
               (Cost $8,246,550)                ------------

               REAL ESTATE INVESTMENT
                 TRUSTS - 7.7%
       407,680 Champion REIT (a)                     231,467
        56,901 Link REIT (a)                         389,101
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                   620,568
               (Cost $594,713)                  ------------

               TOTAL INVESTMENTS - 98.5%           7,962,288
               (Cost $8,841,263) (d)
               NET OTHER ASSETS AND
                 LIABILITIES - 1.5%                  122,962
                                                ------------
               NET ASSETS - 100.0%              $  8,085,250
                                                ============


Page 86                 See Notes to Financial Statements

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

JUNE 30, 2016 (UNAUDITED)

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $7,962,288 or 98.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $299,570 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,178,545.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                          ------------------------------------------------------
Common Stocks*            $7,341,720       $  --      $7,341,720       $  --
Real Estate
  Investment
  Trusts                     620,568          --         620,568          --
                          ------------------------------------------------------
Total Investments         $7,962,288       $  --      $7,962,288       $  --
                          ======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at June 30, 2016.


COUNTRY ALLOCATION **                        % OF NET ASSETS
------------------------------------------------------------
Hong Kong                                           71.4%
Cayman Islands                                      16.3
Bermuda                                             10.8
---------------------------------------------------------
TOTAL INVESTMENTS                                   98.5
NET OTHER ASSETS AND LIABILITIES                     1.5
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 87

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.4%
               BANKS - 0.9%
         1,681 Banque Cantonale Vaudoise (a)    $  1,125,398
                                                ------------
               BIOTECHNOLOGY - 1.1%
         7,661 Actelion Ltd. (a)                   1,290,094
                                                ------------
               CAPITAL MARKETS - 9.2%
       197,225 Credit Suisse Group AG (a)          2,100,924
       192,118 GAM Holding AG (a)                  2,050,930
         2,961 Partners Group Holding AG (a)       1,268,983
        55,686 UBS Group AG (a)                      722,559
        45,029 Vontobel Holding AG (a)             1,940,441
        10,857 VZ Holding AG (a)                   3,219,314
                                                ------------
                                                  11,303,151
                                                ------------
               CHEMICALS - 5.9%
         1,174 Givaudan S.A. (a)                   2,363,877
         1,182 Sika AG (a)                         4,956,198
                                                ------------
                                                   7,320,075
                                                ------------
               COMMERCIAL SERVICES &
                 SUPPLIES - 2.7%
         4,694 dorma+kaba Holding AG (a)           3,279,306
                                                ------------
               CONSTRUCTION MATERIALS - 3.6%
       106,308 LafargeHolcim Ltd. (a)              4,447,664
                                                ------------
               DIVERSIFIED FINANCIAL
                 SERVICES - 4.5%
        84,209 Pargesa Holding S.A. (a)            5,567,825
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 2.6%
         6,378 Swisscom AG (a)                     3,168,627
                                                ------------
               ELECTRICAL EQUIPMENT - 1.9%
       119,093 ABB Ltd. (a)                        2,357,100
                                                ------------
               FOOD PRODUCTS - 11.7%
           975 Barry Callebaut AG (a)              1,200,470
            57 Chocoladefabriken Lindt &
                 Spruengli AG (a)                  4,073,413
         9,501 Emmi AG (a)                         5,792,494
        43,037 Nestle S.A. (a)                     3,334,435
                                                ------------
                                                  14,400,812
                                                ------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES - 3.1%
         8,401 Sonova Holding AG (a)               1,115,024
         7,012 Straumann Holding AG (a)            2,766,295
                                                ------------
                                                   3,881,319
                                                ------------
               INDUSTRIAL CONGLOMERATES - 1.6%
        14,916 Daetwyler Holding AG (a)            1,991,845
                                                ------------
               INSURANCE - 13.8%
        33,525 Baloise Holding AG (a)              3,734,027
         5,668 Helvetia Holding AG (a)             2,948,769
        19,710 Swiss Life Holding AG (a)           4,554,939

        43,585 Swiss Re AG (a)                     3,806,732
         8,278 Zurich Insurance Group AG (a)       2,047,834
                                                ------------
                                                  17,092,301
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               LIFE SCIENCES TOOLS &
                 SERVICES - 4.4%
        32,785 Lonza Group AG (a)               $  5,445,975
                                                ------------
               MACHINERY - 14.7%
         6,301 Georg Fischer AG (a)                5,037,073
       597,462 OC Oerlikon Corp. AG (a)            5,245,697
        25,463 Schindler Holding AG (a)            4,610,025
        45,834 SFS Group AG                        3,217,533
                                                ------------
                                                  18,110,328
                                                ------------
               PHARMACEUTICALS - 4.5%
         3,397 Galenica AG (a)                     4,579,427
        12,320 Novartis AG (a)                     1,016,875
                                                ------------
                                                   5,596,302
                                                ------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT - 2.0%
        27,247 Swiss Prime Site AG (a)             2,466,635
                                                ------------
               SOFTWARE - 4.2%
       102,932 Temenos Group AG (a)                5,137,515
                                                ------------
               TECHNOLOGY HARDWARE,
                 STORAGE & PERIPHERALS - 2.7%
       208,336 Logitech International S.A. (a)     3,387,023
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 4.3%
        14,833 Cie Financiere Richemont
                 S.A. (a)                            868,245
        15,269 Swatch Group (The) AG (a)           4,443,308
                                                ------------
                                                   5,311,553
                                                ------------
               TOTAL INVESTMENTS - 99.4%         122,680,848
               (Cost $127,876,411) (b)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.6%                  794,286
                                                ------------
               NET ASSETS - 100.0%              $123,475,134
                                                ============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $119,463,315 or 96.8% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,992,116 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,187,679.


Page 88                 See Notes to Financial Statements

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

JUNE 30, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common Stocks:
  Machinery              $ 18,110,328   $3,217,533   $ 14,892,795      $  --
  Other Industry
   Categories *           104,570,520           --    104,570,520         --
                         -------------------------------------------------------
Total Investments        $122,680,848   $3,217,533   $119,463,315      $  --
                         =======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $3,787,559 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service provider due to the change in value between the foreign markets' close and the NYSE close on June 30, 2016 exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Switzerland                                         99.4%
---------------------------------------------------------
TOTAL INVESTMENTS                                   99.4
NET OTHER ASSETS AND LIABILITIES                     0.6
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 89

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 95.7%
               AUSTRALIA - 7.8%
         2,356 Altium Ltd. (b)                  $     11,449
        10,693 Australian Agricultural Co.,
                 Ltd. (b) (c)                         14,154
        10,665 Australian Pharmaceutical
                 Industries Ltd. (b)                  13,460
         1,037 Corporate Travel Management
                 Ltd. (b)                             10,945
         2,106 CSR Ltd. (b)                            5,790
         7,240 Downer EDI Ltd. (b)                    20,792
         5,531 G8 Education Ltd. (b)                  15,765
        11,939 Genworth Mortgage Insurance
                 Australia Ltd. (b)                   24,743
           928 Greencross Ltd. (b)                     4,726
         1,474 JB Hi-Fi Ltd. (b)                      26,712
         4,344 Macquarie Atlas Roads Group (b)        16,942
        13,854 Mayne Pharma Group Ltd. (b) (c)        19,884
        15,977 Metcash Ltd. (b) (c)                   22,899
         3,469 Mineral Resources Ltd. (b)             21,840
         1,368 Navitas Ltd. (b)                        5,657
        10,131 Northern Star Resources Ltd. (b)       37,506
        11,120 Orora Ltd. (b)                         23,088
         6,909 OZ Minerals Ltd. (b)                   29,649
        13,495 Pacific Brands Ltd. (b)                11,831
         1,232 Premier Investments Ltd. (b)           13,238
         1,853 Primary Health Care Ltd. (b)            5,519
         8,545 Regis Resources Ltd. (b)               21,894
        35,825 Saracen Mineral Holdings
                 Ltd. (b) (c)                         38,518
        32,784 Sigma Pharmaceuticals Ltd. (b)         27,893
        17,375 St. Barbara Ltd. (b) (c)               38,273
        15,531 Steadfast Group Ltd. (b)               23,109
                                                ------------
                                                     506,276
                                                ------------
               AUSTRIA - 0.2%
           543 CA Immobilien Anlagen AG (b)            9,068
           333 Conwert Immobilien Invest
                 SE (b)                                5,363
                                                ------------
                                                      14,431
                                                ------------
               BELGIUM - 1.8%
           148 Barco N.V.                              9,654
           507 D'ieteren S.A. N.V. (b)                22,029
         2,609 Euronav N.V. (b)                       24,092
           290 Gimv N.V. (b)                          16,433
           377 Ion Beam Applications (b)              17,861
           657 NV Bekaert S.A. (b)                    28,619
                                                ------------
                                                     118,688
                                                ------------
               BERMUDA - 3.4%
         4,396 BW LPG Ltd. (b) (d)                    16,756
       300,000 Concord New Energy Group
                 Ltd. (b)                             16,705
        12,000 Digital China Holdings Ltd. (b)         9,109
         3,159 Frontline Ltd. (b)                     24,702
       176,000 Global Brands Group Holding
                 Ltd. (b) (c)                         15,712
        71,000 Huabao International Holdings
                 Ltd. (b) (c)                         25,353


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BERMUDA (CONTINUED)
         7,000 Luk Fook Holdings International
                 Ltd. (b)                       $     15,528
         8,400 Man Wah Holdings Ltd. (b)              12,098
         5,500 Orient Overseas International
                 Ltd. (b)                             18,811
        99,000 Pou Sheng International
                 Holdings Ltd. (b) (c)                28,760
        44,000 Skyworth Digital Holdings
                 Ltd. (b)                             36,421
                                                ------------
                                                     219,955
                                                ------------
               CANADA - 4.8%
         2,144 Aecon Group, Inc.                      29,174
           911 AGT Food & Ingredients, Inc.           25,025
        11,771 Alacer Gold Corp. (c)                  28,062
         9,605 B2Gold Corp. (c)                       24,088
           453 Boyd Group Income Fund                 26,038
         1,916 Cott Corp.                             26,784
           904 Genworth MI Canada, Inc.               23,189
         2,418 IAMGOLD Corp. (c)                      10,013
           481 Interfor Corp. (c)                      4,121
         1,652 Kirkland Lake Gold, Inc. (c)           13,605
         1,348 Martinrea International, Inc.           8,347
         1,035 New Flyer Industries, Inc.             32,229
           505 Premium Brands Holdings Corp.          21,264
         1,344 Transcontinental, Inc., Class A        18,215
         1,343 WestJet Airlines Ltd.                  21,913
                                                ------------
                                                     312,067
                                                ------------
               CAYMAN ISLANDS - 2.7%
        13,000 China High Speed Transmission
                 Equipment Group Co., Ltd. (b)        10,474
         1,881 Endeavour Mining Corp. (c)             31,929
       196,000 Hua Han Bio-Pharmaceutical
                 Holdings Ltd. (b)                    17,573
        12,500 Kingboard Chemical Holdings
                 Ltd. (b)                             24,919
         2,000 NetDragon Websoft, Inc. (b)             6,279
        86,666 Superb Summit International
                 Group Ltd. (b) (c)                   10,948
        70,000 Tech Pro Technology
                 Development Ltd. (b) (c)             22,691
       110,000 Tongda Group Holdings Ltd. (b)         21,611
        30,000 Wasion Group Holdings Ltd. (b)         16,003
        16,000 Xinyi Glass Holdings Ltd. (b)          11,835
                                                ------------
                                                     174,262
                                                ------------
               DENMARK - 0.4%
           452 Ambu A/S, Class B (b)                  18,708
           171 Schouw & Co. (b)                        9,497
                                                ------------
                                                      28,205
                                                ------------
               FAEROE ISLANDS - 0.2%
           276 Bakkafrost P/F (b)                     10,413
                                                ------------
               FINLAND - 0.7%
         1,369 Outokumpu OYJ (b) (c)                   5,755
         6,340 Sponda OYJ (b)                         27,609
           969 Valmet OYJ (b)                         12,932
                                                ------------
                                                      46,296
                                                ------------


Page 90                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               FRANCE - 1.9%
           174 Alten S.A. (b)                   $     10,214
           275 Elis S.A. (b)                           4,825
         1,270 Neopost S.A. (b)                       29,109
           475 Nexans S.A. (b) (c)                    19,861
           136 Sopra Steria Group (b)                 14,018
           681 Tarkett S.A. (b)                       22,200
           406 Trigano S.A. (b)                       23,411
                                                ------------
                                                     123,638
                                                ------------
               GERMANY - 1.5%
           897 ADVA Optical Networking
                 SE (b) (c)                            7,695
           207 Bechtle AG (b)                         21,842
           253 CompuGroup Medical AG (b)              10,568
         1,128 Deutz AG (b)                            4,660
           195 ElringKlinger AG (b)                    3,839
           669 Grammer AG (b)                         27,054
           546 Kloeckner & Co. SE (b) (c)              6,036
           198 Sixt SE (b)                            10,185
           102 SMA Solar Technology AG (b)             5,039
                                                ------------
                                                      96,918
                                                ------------
               GREECE - 0.8%
         1,087 FF Group (b)                           20,345
         1,183 JUMBO S.A. (b)                         15,563
           992 Motor Oil Hellas Corinth
                 Refineries S.A. (b)                  10,854
         1,494 Public Power Corp. S.A. (b)             4,113
                                                ------------
                                                      50,875
                                                ------------
               IRELAND - 0.1%
         1,984 Greencore Group PLC (b)                 8,165
                                                ------------
               ISRAEL - 0.2%
        27,916 Oil Refineries Ltd. (b) (c)             9,845
                                                ------------
               ITALY - 1.0%
         2,309 Astaldi S.p.A. (b)                      9,354
           322 Banca IFIS S.p.A. (b)                   6,523
           591 Esprinet S.p.A. (b)                     3,395
           273 Industria Macchine Automatiche
                 S.p.A. (b)                           16,433
         1,069 La Doria S.p.A (b)                     13,409
           108 Reply S.p.A.                           13,783
                                                ------------
                                                      62,897
                                                ------------
               JAPAN - 45.0%
           400 Ai Holdings Corp. (b)                   9,368
         4,000 Aichi Steel Corp. (b)                  17,754
         2,700 Aisan Industry Co., Ltd. (b)           17,470
         2,400 Alpine Electronics, Inc. (b)           23,521
         1,400 Amano Corp. (b)                        24,387
           200 Ariake Japan Co., Ltd. (b)             11,907
           800 Asahi Holdings, Inc. (b)               11,589
           100 ASKUL Corp. (b)                         3,697
           500 Bank of the Ryukyus Ltd. (b)            4,978
           600 BML, Inc. (b)                          27,482
         1,000 Calsonic Kansei Corp. (b)               7,600
         1,100 Canon Electronics, Inc. (b)            15,195
         5,000 Central Glass Co., Ltd. (b)            21,496


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               JAPAN (CONTINUED)
         2,000 Chugoku Marine Paints Ltd. (b)   $     12,287
           900 Citizen Holdings Co., Ltd. (b)          4,381
         1,900 CKD Corp. (b)                          14,210
           200 Cocokara fine, Inc. (b)                10,365
         2,300 Create Restaurants Holdings,
                 Inc. (b)                             21,094
           600 Create SD Holdings Co., Ltd. (b)       17,020
           300 Daifuku Co., Ltd. (b)                   5,373
         2,000 Daihen Corp. (b)                        8,760
         7,000 Daikyo, Inc. (b)                       10,149
           400 Daikyonishikawa Corp. (b)               5,066
           700 DCM Holdings Co., Ltd. (b)              5,983
         3,000 Denka Co., Ltd. (b)                    12,132
         2,700 Dexerials Corp. (b)                    18,925
           700 DIC Corp. (b)                          14,660
           700 Dip Corp. (b)                          18,886
         2,900 DMG Mori Co., Ltd. (b)                 27,980
         4,000 Dowa Holdings Co., Ltd. (b)            20,617
         1,600 Eagle Industry Co., Ltd. (b)           18,617
         3,000 Ebara Corp. (b)                        16,526
         1,500 Elecom Co., Ltd. (b)                   31,193
           100 Enplas Corp. (b)                        2,636
         1,000 Exedy Corp. (b)                        21,410
         1,300 FCC Co., Ltd. (b)                      21,138
         1,300 Financial Products Group Co.,
                 Ltd. (b)                             13,421
         1,300 Foster Electric Co., Ltd. (b)          20,581
         1,000 Fuji Kyuko Co., Ltd. (b)               13,982
           500 Fuji Machine Manufacturing Co.,
                 Ltd. (b)                              4,535
           900 Fuji Oil Holdings, Inc. (b)            16,780
           300 Fuji Seal International, Inc. (b)      10,603
         1,000 Fujikura Ltd. (b)                       4,619
         2,000 Fujitsu General Ltd. (b)               44,546
         2,000 Fukuda Corp. (b)                       20,420
           200 Fukushima Industries Corp. (b)          5,895
        11,000 Furukawa Co., Ltd. (b)                 15,529
         5,000 Furukawa Electric Co., Ltd. (b)        11,585
         1,900 G-Tekt Corp. (b)                       23,231
         1,300 Geo Holdings Corp. (b)                 17,494
           200 Glory Ltd. (b)                          5,442
           300 GMO Payment Gateway, Inc. (b)          17,051
         2,100 Gulliver International Co.,
                 Ltd. (b)                             17,237
           800 Heiwa Corp. (b)                        16,226
           400 Hitachi Kokusai Electric,
                 Inc. (b)                              6,699
         1,800 Hitachi Maxell Ltd. (b)                24,491
         1,100 House Foods Corp. (b)                  25,513
         2,200 Ibiden Co., Ltd. (b)                   24,874
           200 Ichibanya Co., Ltd. (b)                 6,950
           500 Inabata & Co., Ltd. (b)                 4,538
           300 Internet Initiative Japan,
                 Inc. (b)                              6,146
         3,000 Iseki & Co., Ltd. (b)                   6,554
           500 Jafco Co., Ltd. (b)                    12,397
         2,000 Japan Aviation Electronics
                 Industry Ltd. (b)                    27,588
         2,700 Japan Display, Inc. (b) (c)             4,392


                        See Notes to Financial Statements                Page 91

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
           300 JSP Corp. (b)                    $      5,959
         1,000 Kanto Denka Kogyo Co., Ltd. (b)         9,874
         2,600 Kasai Kogyo Co., Ltd. (b)              23,590
           900 Kato Sangyo Co., Ltd. (b)              21,098
           700 Keihin Corp. (b)                       10,801
           400 Kintetsu World Express, Inc. (b)        4,846
         3,700 Kitz Corp. (b)                         17,557
           700 Kohnan Shoji Co., Ltd. (b)             12,969
           500 Komori Corp. (b)                        5,597
           500 Konoike Transport Co., Ltd. (b)         5,204
           400 Kura Corp. (b)                         23,496
         2,000 Kureha Corp. (b)                        7,020
           100 Kusuri No Aoki Co., Ltd. (b)            6,525
         1,100 Kyoei Steel Ltd. (b)                   16,734
         1,100 Kyokuto Kaihatsu Kogyo Co.,
                 Ltd. (b)                             10,337
         1,100 Kyudenko Corp. (b)                     32,559
         2,700 Leopalace21 Corp. (b)                  18,965
         1,000 Maeda Road Construction Co.,
                 Ltd. (b)                             17,081
         4,000 Makino Milling Machine Co.,
                 Ltd. (b)                             20,442
         1,400 Maruha Nichiro Corp. (b)               38,159
           600 Megmilk Snow Brand Co.,
                 Ltd. (b)                             20,933
         6,000 Meidensha Corp. (b)                    19,515
           300 Mitsuba Corp. (b)                       3,235
         2,000 Mitsuboshi Belting Co., Ltd. (b)       15,594
         8,000 Mitsui OSK Lines Ltd. (b)              17,012
         2,000 Mitsui Sugar Co., Ltd. (b)              9,450
         1,100 Miura Co., Ltd. (b)                    24,589
         4,000 Morinaga Milk Industry Co.,
                 Ltd. (b)                             27,985
           800 Musashi Seimitsu Industry
                 Co., Ltd. (b)                        15,648
         5,000 Nachi-Fujikoshi Corp. (b)              15,244
         1,400 Namura Shipbuilding Co.,
                 Ltd. (b)                              7,745
           400 Next Co., Ltd. (b)                      3,580
         1,100 NHK Spring Co., Ltd. (b)                8,927
         1,000 Nichias Corp. (b)                       7,654
           400 Nichiha Corp. (b)                       6,321
         2,000 Nichirei Corp. (b)                     18,452
           300 Nifco, Inc. (b)                        15,730
           200 Nihon M&A Center, Inc. (b)             12,990
         1,200 Nihon Unisys Ltd. (b)                  14,837
           600 Nikkon Holdings Co., Ltd. (b)          10,781
         1,000 Nippo Corp. (b)                        17,010
         3,000 Nippon Flour Mills Co., Ltd. (b)       23,444
         2,000 Nippon Kayaku Co., Ltd. (b)            19,827
         3,200 Nippon Light Metal Holdings
                 Co., Ltd. (b)                         7,106
           300 Nippon Paper Industries Co.,
                 Ltd. (b)                              5,238
         5,000 Nippon Road (The) Co., Ltd. (b)        19,244
           400 Nippon Shokubai Co., Ltd. (b)          23,007
         5,000 Nippon Soda Co., Ltd. (b)              20,161


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               JAPAN (CONTINUED)
         3,000 Nippon Steel & Sumikin Bussan
                 Corp. (b)                      $      9,694
         2,200 Nippon Suisan Kaisha Ltd. (b)          11,298
         4,000 Nippon Synthetic Chemical
                 Industry (The) Co., Ltd. (b)         20,345
           700 Nishio Rent All Co., Ltd. (b)          14,319
         1,100 Nissan Shatai Co., Ltd. (b)            11,030
           700 Nissha Printing Co., Ltd. (b)          12,848
         1,500 Nissin Electric Co., Ltd. (b)          22,202
         1,600 Nissin Kogyo Co., Ltd. (b)             20,493
           400 Nitta Corp. (b)                         9,065
         1,300 Nitto Kogyo Corp. (b)                  16,162
         1,000 NOF Corp. (b)                           8,300
         2,000 NTN Corp. (b)                           5,397
           600 Okinawa Electric Power (The)
                 Co., Inc. (b)                        12,581
         2,000 OKUMA Corp. (b)                        13,147
         1,300 Open House Co., Ltd. (b)               35,610
           700 Optex Co., Ltd. (b)                    18,054
         2,700 Pacific Industrial Co., Ltd. (b)       24,745
           400 Piolax, Inc. (b)                       18,656
         8,100 Pioneer Corp. (b) (c)                  14,221
           300 Pressance Corp. (b)                    11,349
           700 Qol Co., Ltd. (b)                       9,215
           200 Relo Holdings, Inc. (b)                35,399
         3,000 Rengo Co., Ltd. (b)                    19,404
         1,600 Right On Co., Ltd. (b)                 20,920
         3,000 Ryobi Ltd. (b)                         12,462
         1,000 S Foods, Inc. (b)                      26,834
           400 Sakai Moving Service Co.,
                 Ltd. (b)                             10,887
           500 Sakata INX Corp. (b)                    5,745
         2,000 Sanyo Chemical Industries
                 Ltd. (b)                             15,503
         4,000 Sanyo Special Steel Co., Ltd. (b)      17,859
           600 Sapporo Holdings Ltd. (b)              17,338
         1,000 SCREEN Holdings Co., Ltd. (b)          10,884
         3,800 Shinko Electric Industries Co.,
                 Ltd. (b)                             18,613
         4,000 Shinmaywa Industries Ltd. (b)          24,827
         4,000 Shizuoka Gas Co., Ltd. (b)             28,186
         3,100 Showa Corp. (b)                        17,405
         5,200 Sojitz Corp. (b)                       12,322
           200 Sosei Group Corp. (b) (c)              37,249
         1,000 Starts Corp., Inc. (b)                 19,847
           800 Sumco Corp. (b)                         5,125
         3,000 Sumitomo Osaka Cement Co.,
                 Ltd. (b)                             12,873
         1,600 Systena Corp. (b)                      21,810
         2,300 Tadano Ltd. (b)                        19,204
         2,700 Taiyo Yuden Co., Ltd. (b)              23,566
           800 Takara Bio, Inc. (b)                   10,642
           700 Takeuchi Manufacturing Co.,
                 Ltd. (b)                              9,117
         1,000 Takuma Co., Ltd. (b)                    8,873
           300 Tamron Co., Ltd. (b)                    4,024
           100 Token Corp. (b)                         7,863
           500 Tokyo Seimitsu Co., Ltd. (b)           11,644


Page 92                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
         4,500 Tokyo Steel Manufacturing Co.,
                 Ltd. (b)                       $     24,667
         2,900 Tomy Co., Ltd. (b)                     24,428
           600 Topre Corp. (b)                        12,775
           500 Toridoll Corp. (b)                     13,437
         5,000 Toshiba Machine Co., Ltd. (b)          15,124
           500 Tosho Co., Ltd. (b)                    22,649
           900 Totetsu Kogyo Co., Ltd. (b)            24,851
           400 Towa Pharmaceutical Co.,
                 Ltd. (b)                             20,887
           300 Toyoda Gosei Co., Ltd. (b)              5,343
           200 TPR Co., Ltd. (b)                       3,873
           900 TS Tech Co., Ltd. (b)                  22,053
         3,000 Tsubakimoto Chain Co. (b)              18,543
         2,000 Tsukui Corp. (b)                       35,444
         3,000 UACJ Corp. (b)                          7,118
        12,000 Ube Industries Ltd. (b)                19,861
           700 Ulvac, Inc. (b)                        21,486
           300 Unipres Corp. (b)                       4,829
         2,600 Wakita & Co., Ltd. (b)                 17,164
           700 Yamato Kogyo Co., Ltd. (b)             15,889
           500 Yellow Hat Ltd. (b)                    11,041
         2,300 Yokohama Reito Co., Ltd. (b)           22,990
           800 Yorozu Corp. (b)                       11,210
         3,000 Yurtec Corp. (b)                       20,507
           500 Yusen Logistics Co., Ltd. (b)           4,974
         3,000 Zeon Corp. (b)                         19,430
           300 Zojirushi Corp (b)                      5,700
                                                ------------
                                                   2,916,672
                                                ------------
               JERSEY - 1.0%
        21,039 Centamin PLC (b)                       37,064
         1,588 Kennedy Wilson Europe
                 Real Estate PLC (b)                  20,391
           202 Wizz Air Holdings
                 PLC (b) (c) (d)                       4,331
                                                ------------
                                                      61,786
                                                ------------
               LUXEMBOURG - 0.2%
           311 ADO Properties S.A. (b) (d)            11,988
                                                ------------
               NETHERLANDS - 0.2%
           897 Refresco Group N.V. (b) (d)            13,334
         1,590 SRH N.V. (b) (c)                            0
                                                ------------
                                                      13,334
                                                ------------
               NEW ZEALAND - 0.8%
        16,211 a2 Milk Co., Ltd. (b) (c)              21,275
         8,077 Air New Zealand Ltd. (b)               12,106
         1,546 SKY Network Television Ltd. (b)         5,276
         4,611 SKYCITY Entertainment
                 Group Ltd. (b)                       15,093
                                                ------------
                                                      53,750
                                                ------------
               NORWAY - 2.0%
         3,252 Austevoll Seafood ASA (b)              27,288
         3,566 Det Norske Oljeselskap
                 ASA (b) (c)                          43,465
         2,268 Entra ASA (b) (d)                      21,369
           452 Leroey Seafood Group ASA (b)           21,326
         1,594 Ocean Yield ASA (b)                    11,585


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               NORWAY (CONTINUED)
           393 Veidekke ASA (b)                 $      4,708
                                                ------------
                                                     129,741
                                                ------------
               PORTUGAL - 0.4%
        14,965 Banco BPI S.A. (b) (c)                 18,464
         3,256 REN - Redes Energeticas
                 Nacionais SGPS S.A. (b)               9,156
                                                ------------
                                                      27,620
                                                ------------
               SINGAPORE - 0.4%
        29,500 Yanlord Land Group Ltd. (b)            24,909
                                                ------------
               SOUTH KOREA - 11.6%
           221 Chong Kun Dang Pharmaceutical
                 Corp. (b)                            21,454
           314 Daewoong Pharmaceutical Co.,
                 Ltd. (b)                             28,734
           118 Dong-A Socio Holdings Co.,
                 Ltd. (b)                             18,086
         1,694 Dongbu HiTek Co., Ltd. (b) (c)         27,381
           753 DuzonBizon Co., Ltd. (b)               15,457
           432 Genexine Co., Ltd. (b) (c)             22,237
           896 GS Engineering & Construction
                 Corp. (b) (c)                        21,869
           340 Halla Holdings Corp. (b)               18,121
            66 Hanil Cement Co., Ltd. (b)              4,713
           770 Hanjin Transportation Co.,
                 Ltd. (b)                             21,519
           216 Hansae Co., Ltd. (b)                    7,127
         3,618 Hanwha General Insurance Co.,
                 Ltd. (b)                             22,963
           455 Hanwha Techwin Co., Ltd. (b)           19,348
           423 Hite Jinro Co., Ltd. (b)                8,803
           368 Hyundai Marine & Fire Insurance
                 Co., Ltd. (b)                         9,384
            95 Hyundai Mipo Dockyard (b) (c)           5,760
           175 Hyundai Wia Corp. (b)                  13,643
         1,918 Iljin Materials Co., Ltd. (b) (c)      31,005
         1,054 JB Financial Group Co., Ltd. (b)        5,209
           253 Kolon Industries, Inc. (b)             15,948
           343 Korea District Heating Corp. (b)       19,471
            72 Korea Petro Chemical Ind. Co.,
                 Ltd. (b)                             15,146
           877 Korean Reinsurance Co. (b)              9,330
         1,105 KT Skylife Co., Ltd. (b)               15,622
           854 LG International Corp. (b)             28,190
            91 LG Life Sciences Ltd. (b) (c)           5,737
           718 LIG Insurance Co., Ltd. (b)            17,499
           277 Maeil Dairy Industry Co.,
                 Ltd. (b)                             10,541
           117 Mando Corp. (b)                        22,218
         1,146 Meritz Fire & Marine Insurance
                 Co., Ltd. (b)                        14,681
           556 NHN Entertainment Corp. (b) (c)        31,359
            78 Osstem Implant Co., Ltd. (b) (c)        5,313
           503 Partron Co., Ltd. (b)                   4,647
           412 Poongsan Corp. (b)                     10,503
           300 Samsung Fine Chemicals Co.,
                 Ltd. (b)                              8,160
            39 Samyang Holdings Corp. (b)              5,045
         1,112 Seah Besteel Corp. (b)                 24,139


                        See Notes to Financial Statements                Page 93

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
           403 SFA Engineering Corp. (b)        $     17,480
           151 Shinsegae Co., Ltd. (b)                25,696
            77 SK Chemicals Co., Ltd. (b)              4,882
           961 SKC Co., Ltd. (b)                      22,769
           442 Soulbrain Co., Ltd. (b)                21,459
           315 Ssangyong Cement Industrial
                 Co., Ltd. (b) (c)                     5,140
         2,470 Sungwoo Hitech Co., Ltd. (b)           16,663
           440 Toptec Co., Ltd. (b)                    7,336
             6 Young Poong Corp. (b)                   5,023
         3,479 Yungjin Pharmaceutical
                 Co., Ltd. (b) (c)                    35,705
                                                ------------
                                                     748,515
                                                ------------
               SPAIN - 0.8%
         1,184 CIE Automotive S.A. (b)                19,938
        21,621 Inmobiliaria Colonial S.A. (b)         15,795
           533 Let's GOWEX S.A. (b) (c) (e)                0
           215 Pescanova S.A. (b) (c) (e)                  0
        11,059 Sacyr S.A. (b)                         18,224
                                                ------------
                                                      53,957
                                                ------------
               SWEDEN - 1.0%
         2,028 Hemfosa Fastigheter AB (b)             20,877
           783 Indutrade AB (b)                       15,482
         7,505 SAS AB (b) (c)                         14,306
         1,935 SSAB AB, Class A (b) (c)                4,506
           503 Wihlborgs Fastigheter AB (b)           10,296
                                                ------------
                                                      65,467
                                                ------------
               SWITZERLAND - 2.0%
           104 Autoneum Holding AG (b)                24,398
           238 Gategroup Holding AG (b)               12,559
           425 Implenia AG (b)                        27,985
         1,249 Kudelski S.A. (b)                      24,831
            25 Rieter Holding AG (b)                   5,117
             6 Schweiter Technologies AG (b)           5,724
           107 Valora Holding AG (b)                  29,746
                                                ------------
                                                     130,360
                                                ------------
               UNITED KINGDOM - 2.8%
           443 Computacenter PLC (b)                   4,370
           698 Cranswick PLC                          19,393
         9,893 Debenhams PLC (b)                       7,311
         2,720 esure Group PLC                        10,360
           421 Go-Ahead Group PLC (b)                 10,988
         6,523 John Laing Group PLC (d)               19,538
         5,217 Melrose Industries PLC (b)             29,638
         1,083 National Express Group PLC (b)          4,274
         3,690 Northgate PLC (b)                      16,016
         6,148 St Modwen Properties PLC (b)           22,067
         2,225 SVG Capital PLC (b) (c)                15,365
         2,922 Unite Group (The) PLC (b)              24,172
                                                ------------
                                                     183,492
                                                ------------
               TOTAL COMMON STOCKS                 6,204,522
               (Cost $6,148,835)                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE INVESTMENT
                  TRUSTS - 3.9%
               AUSTRALIA - 0.6%
         6,097 BWP Trust (b)                    $     16,661
         1,498 Charter Hall Group (b)                  5,707
        20,048 Cromwell Property Group (b)            15,238
                                                ------------
                                                      37,606
                                                ------------
               CANADA - 0.8%
         2,382 Dream Global Real Estate
                 Investment Trust                     17,294
           185 Granite Real Estate Investment
                 Trust                                 5,549
         7,264 Pure Industrial Real Estate
                 Trust                                28,956
                                                ------------
                                                      51,799
                                                ------------
               IRELAND - 0.7%
        16,625 Green REIT PLC                         25,626
        14,414 Hibernia REIT PLC                      21,435
                                                ------------
                                                      47,061
                                                ------------
               SINGAPORE - 0.5%
        22,600 Mapletree Greater China
                 Commercial Trust (b)                 17,002
         9,000 Mapletree Industrial Trust (b)         11,511
                                                ------------
                                                      28,513
                                                ------------
               UNITED KINGDOM - 1.3%
        17,480 Hansteen Holdings PLC                  23,736
         9,381 Londonmetric Property PLC (b)          18,763
         3,324 Safestore Holdings PLC (b)             16,423
         2,766 Tritax Big Box REIT PLC (b)             4,819
         2,375 Workspace Group PLC (b)                21,917
                                                ------------
                                                      85,658
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                   250,637
               (Cost $264,410)                  ------------

               TOTAL INVESTMENTS - 99.6%           6,455,159
               (Cost $6,413,245) (f)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.4%                   24,082
                                                ------------
               NET ASSETS - 100.0%              $  6,479,241
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $5,915,839 or 91.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.


Page 94                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2016 (UNAUDITED)

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This issuer has filed for protection in bankruptcy court.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $576,726 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $534,812.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common Stocks:
  Belgium                $   118,688     $   9,654   $   109,034       $  --
  Canada                     312,067       312,067            --          --
  Cayman Islands             174,262        31,929       142,333          --
  Italy                       62,897        13,783        49,114          --**
  Netherlands                 13,334            --        13,334          --**
  Spain                       53,957            --        53,957          --
  United Kingdom             183,492        49,291       134,201          --
  Other country
    categories*            5,285,825            --     5,285,825          --
                         -------------------------------------------------------
Total Common
  Stocks                   6,204,522       416,724     5,787,798          --**
                         -------------------------------------------------------
Real Estate
Investment Trusts:
  Canada                      51,799        51,799            --          --
  Ireland                     47,061        47,061            --          --
  United Kingdom              85,658        23,736        61,922          --
  Other country
    categories*               66,119            --        66,119          --
                         -------------------------------------------------------
Total Real Estate
  Investment Trusts          250,637       122,596       128,041          --
                         -------------------------------------------------------
Total Investments        $ 6,455,159     $ 539,320   $ 5,915,839       $  --**
                         =======================================================

*  See portfolio of investments for country breakout
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred investments valued at $24,097 from Level 1 to Level 2 and $15,545 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on June 30, 2016, exceeding a certain threshold. Previously, these investments were valued based on quoted prices. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
Common Stocks                                   $         --**
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
   Appreciation/Depreciation                              --
Purchases                                                 --
Sales                                                     --
Transfers In                                              --
Transfers Out                                             --
ENDING BALANCE AT JUNE 30, 2016
  Common Stocks                                           --**
                                                ------------
Total Level 3 holdings                          $         --**
                                                ============

** Investment is valued at $0.

CURRENCY EXPOSURE
DIVERSIFICATION                       % OF TOTAL INVESTMENTS
------------------------------------------------------------
Japanese Yen                                        45.2%
South Korean Won                                    11.6
Euro                                                10.3
Australian Dollar                                    8.4
British Pound Sterling                               5.3
Hong Kong Dollar                                     5.0
US Dollar                                            4.3
Norwegian Krone                                      2.8
Swiss Franc                                          2.0
Canadian Dollar                                      1.9
Swedish Krona                                        1.0
New Zealand Dollar                                   0.8
Singapore Dollar                                     0.8
Danish Krone                                         0.4
Israeli Shekel                                       0.2
                                                  -------
TOTAL                                              100.0%
                                                  =======


                        See Notes to Financial Statements                Page 95

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 95.5%
               BRAZIL - 9.8%
       215,493 Banco do Estado do Rio Grande do
                 Sul S.A. (Preference Shares)   $    572,895
        46,873 Cia Hering                            216,541
        60,177 Cia Paranaense de Energia
                 (Preference Shares)                 547,387
        61,789 CVC Brasil Operadora e Agencia
                 de Viagens SA                       440,292
        45,548 Duratex S.A.                          120,524
       140,704 EDP - Energias do Brasil S.A.         596,578
        85,559 Eletropaulo Metropolitana
                 Eletricidade de Sao Paulo S.A.
                 (Preference Shares)                 225,064
        33,667 Equatorial Energia S.A.               509,884
       116,681 Estacio Participacoes S.A.            616,041
       112,211 Ez Tec Empreendimentos e
                 Participacoes S.A.                  558,907
        34,760 Light S.A.                            121,952
       288,521 Marcopolo S.A. (Preference
                 Shares)                             215,562
       145,599 MRV Engenharia e
                 Participacoes S.A.                  489,968
        21,414 Sao Martinho S.A.                     355,845
        34,165 Transmissora Alianca de Energia
                 Eletrica S.A.                       204,205
        41,788 Tupy S.A.                             153,503
                                                ------------
                                                   5,945,148
                                                ------------
               CAYMAN ISLANDS - 11.3%
       173,834 Agile Property Holdings Ltd. (b)       92,889
       308,234 Baoxin Auto Group Ltd. (b)            168,713
        54,934 Bizlink Holding, Inc. (b)             338,917
        53,674 Casetek Holdings Ltd (b)              189,248
     1,441,810 China Dongxiang Group Co.,
                 Ltd. (b)                            255,653
       367,532 China Harmony New Energy
                 Auto Holding Ltd. (b)               197,995
       907,630 China Lesso Group Holdings
                 Ltd. (b)                            485,287
     2,484,048 China Lumena New Materials
                 Corp. (b) (c)                             0
        11,550 China Metal Recycling Holdings
                 Ltd. (b) (c)                              0
       299,195 China Shanshui Cement Group
                 Ltd. (b) (c)                         30,467
       509,799 China ZhengTong Auto Services
                 Holdings Ltd. (b)                   188,501
     1,621,645 CIFI Holdings Group Co.,
                 Ltd. (b)                            402,077
     2,922,069 Coolpad Group Ltd. (b) (c)            546,077
       915,978 Fufeng Group Ltd. (b)                 254,580
        48,738 Gourmet Master Co., Ltd. (b)          431,433
        24,849 Green Seal Holding Ltd. (b)           115,915
       239,407 Intime Retail Group Co.,
                 Ltd. (b)                            199,272
       757,835 Kaisa Group Holdings
                 Ltd. (b) (c)                        114,289
       740,097 KWG Property Holding Ltd. (b)         434,903
         7,949 Pharmally International
                 Holding Co., Ltd. (b)                99,555
        35,664 Silergy Corp. (b)                     421,854
       433,739 Sunac China Holdings Ltd. (b)         271,135
       545,861 Tianneng Power International
                 Ltd. (b)                            373,227


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CAYMAN ISLANDS (CONTINUED)
       340,337 Wisdom Marine Lines Co.,
                 Ltd. (b)                       $    363,147
       180,843 Xtep International Holdings
                 Ltd. (b)                             97,895
        13,700 Yeong Guan Energy Technology
                 Group Co., Ltd. (b)                  87,330
     1,478,989 Yuzhou Properties Co., Ltd. (b)       412,687
       173,954 Zhen Ding Technology Holding
                 Ltd. (b)                            314,783
                                                ------------
                                                   6,887,829
                                                ------------
               CHINA - 7.4%
     1,167,928 Beijing Capital Land Ltd. (b)         430,956
       913,718 Beijing Jingneng Clean Energy
                 Co., Ltd., Class H (b)              298,943
       931,282 Central China Securities Co.,
                 Ltd. (b)                            403,545
     1,924,077 China BlueChemical Ltd.,
                 Class H (b)                         339,332
       629,641 China National Building Material
                 Co., Ltd., Class H (b)              276,911
     1,250,500 Huadian Fuxin Energy Corp.,
                 Ltd., Class H (b)                   277,699
       432,600 INESA Intelligent Tech, Inc. (b)      377,260
       354,782 Kama Co., Ltd. (b) (c)                461,827
       480,600 Shandong Chenming Paper
                 Holdings Ltd. (b)                   367,213
       477,359 Shanghai Jin Jiang International
                 Hotels Group Co., Ltd. (b)          157,630
       198,400 Shanghai Lingyun Industries
                 Development Co., Ltd. (b) (c)       278,957
       111,282 Shenzhen Expressway Co.,
                 Ltd. (b)                            101,830
       445,141 Sinotrans Ltd., Class H (b)           198,739
       224,191 Xinhua Winshare Publishing and
                 Media Co., Ltd. (b) (c)             242,988
       250,391 Zhaojin Mining Industry Co.,
                 Ltd. (b)                            266,940
                                                ------------
                                                   4,480,770
                                                ------------
               EGYPT - 1.9%
        86,220 Egyptian Financial Group-Hermes
                 Holding Co. (b) (c)                 102,722
       866,790 Global Telecom Holding SAE (c)        306,502
        51,924 Medinet Nasr Housing (b) (c)           70,052
       938,373 Palm Hills Developments SAE (b)       235,757
       423,485 Pioneers Holding for Financial
                 Investments SAE (b) (c)             461,215
                                                ------------
                                                   1,176,248
                                                ------------
               HONG KONG - 2.1%
       673,479 BYD Electronic International
                 Co., Ltd. (b) (c)                   379,267
     2,357,500 China South City Holdings
                 Ltd. (b)                            462,666
       869,782 China Travel International
                 Investment Hong Kong Ltd. (b)       253,049
        82,000 Shanghai Industrial Holdings
                 Ltd. (b)                            186,632
                                                ------------
                                                   1,281,614
                                                ------------


Page 96                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               HUNGARY - 0.3%
       117,639 Magyar Telekom
                 Telecommunications PLC (b)     $    184,505
                                                ------------
               INDIA - 4.5%
       199,148 Bank of India (b)                     300,060
        35,414 Bharat Financial Inclusion
                 Ltd. (b) (c)                        388,840
       135,594 Canara Bank (b) (c)                   439,994
       129,858 Punjab National Bank (b) (c)          204,882
       515,409 Reliance Communications
                 Ltd. (b) (c)                        390,683
        36,216 Reliance Infrastructure Ltd. (b)      294,078
       130,418 Reliance Power Ltd. (b)                99,351
        98,515 Union Bank of India (b)               188,050
       162,568 Vakrangee Ltd.                        453,538
                                                ------------
                                                   2,759,476
                                                ------------
               INDONESIA - 2.8%
     8,000,672 Adaro Energy Tbk PT (b)               519,951
       479,589 Adhi Karya Persero Tbk PT (b)         101,592
     3,696,592 Bank Tabungan Negara
                 Persero Tbk PT (b)                  482,581
       822,380 Tambang Batubara Bukit Asam
                 Persero Tbk PT (b)                  483,794
       643,449 Waskita Karya Persero Tbk
                 PT (b)                              124,913
                                                ------------
                                                   1,712,831
                                                ------------
               LUXEMBOURG - 0.8%
        33,957 Kernel Holding SA (b)                 456,056
                                                ------------
               MALAYSIA - 1.0%
       829,200 AirAsia BHD (b)                       536,877
       177,000 My EG Services Bhd (b)                 86,575
                                                ------------
                                                     623,452
                                                ------------
               MEXICO - 1.8%
       227,463 Controladora Vuela Cia de
                 Aviacion SAB de C.V. (c)            427,242
        33,812 Grupo Aeroportuario del Centro
                 Norte SAB de C.V.                   201,494
       116,352 Megacable Holdings S.A.B.
                 de C.V.                             472,216
                                                ------------
                                                   1,100,952
                                                ------------
               PHILIPPINES - 0.4%
        51,210 Security Bank Corp. (b)               209,498
                                                ------------
               POLAND - 2.2%
        17,925 Asseco Poland S.A. (b)                237,735
        28,175 CD Projekt S.A. (b) (c)               196,237
       138,095 Energa S.A. (b)                       333,756
        33,940 Eurocash S.A. (b)                     397,696
       107,451 Orange Polska S.A. (b)                138,559
                                                ------------
                                                   1,303,983
                                                ------------
               RUSSIA - 2.7%
       436,663 Aeroflot PJSC (b) (c)                 583,844
   393,741,763 Federal Grid Co. Unified
                 Energy System PJSC (b) (c)          963,486
       371,697 Sistema JSFC (b)                      118,869
                                                ------------
                                                   1,666,199
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SOUTH AFRICA - 7.4%
        15,054 African Rainbow Minerals
                 Ltd. (b)                       $     94,535
        75,715 Barloworld Ltd. (b)                   377,282
        29,445 Clicks Group Ltd.                     245,308
        31,124 DataTec Ltd. (b)                       93,029
        39,741 Exxaro Resources Ltd. (b)             183,095
       134,919 Harmony Gold Mining Co.,
                 Ltd. (b) (c)                        481,241
        30,450 Impala Platinum Holdings
                 Ltd. (b) (c)                         98,108
         9,513 Imperial Holdings Ltd. (b)             97,144
        28,814 JSE Ltd. (b)                          362,992
        33,839 Massmart Holdings Ltd. (b)            289,057
        57,471 MMI Holdings Ltd. (b)                  88,664
       102,041 Northam Platinum Ltd. (b) (c)         300,315
        61,120 Pick n Pay Stores Ltd. (b)            297,598
        43,781 Sappi Ltd. (b) (c)                    203,819
        28,755 SPAR Group (The) Ltd.                 394,386
       163,948 Super Group Ltd. (b) (c)              439,657
        99,421 Telkom S.A. SOC Ltd. (b)              448,607
                                                ------------
                                                   4,494,837
                                                ------------
               TAIWAN - 23.3%
       444,761 Accton Technology Corp. (b)           599,499
       294,003 Cheng Uei Precision Industry
                 Co., Ltd. (b)                       384,608
        75,635 Chicony Electronics Co.,
                 Ltd. (b)                            171,169
        53,886 Chin-Poon Industrial Co.,
                 Ltd. (b)                            116,636
       816,805 China Airlines Ltd. (b)               245,842
     1,159,657 China Petrochemical Development
                 Corp. (b) (c)                       261,234
       607,982 Compeq Manufacturing Co.,
                 Ltd. (b)                            325,013
       148,045 CTCI Corp. (b)                        216,602
        89,041 Depo Auto Parts Ind. Co.,
                 Ltd. (b)                            271,606
        69,579 Elite Advanced Laser Corp. (b)        328,150
       153,229 Elite Material Co., Ltd. (b)          360,184
        32,358 Ennoconn Corp. (b)                    434,821
        58,419 Everlight Electronics Co.,
                 Ltd. (b)                             95,430
       185,274 Far Eastern Department Stores
                 Ltd. (b)                            100,132
       422,548 Farglory Land Development Co.,
                 Ltd. (b)                            489,189
       150,891 FLEXium Interconnect, Inc. (b)        393,886
        88,197 Gigabyte Technology Co.,
                 Ltd. (b)                            105,121
       542,963 Grand Pacific Petrochemical (b)       264,326
        66,621 Highwealth Construction
                 Corp. (b)                           110,217
        89,460 Hota Industrial Manufacturing
                 Co., Ltd. (b)                       419,781
       157,864 Huaku Development Co., Ltd. (b)       270,220
       328,441 King Yuan Electronics Co.,
                 Ltd. (b)                            292,523
       295,392 Kinpo Electronics (b) (c)             111,623
       175,161 Kinsus Interconnect Technology
                 Corp. (b)                           385,498
       470,138 LCY Chemical Corp. (b) (c)            593,969
       252,763 Micro-Star International Co.,
                 Ltd. (b)                            466,852
       490,192 Mitac Holdings Corp. (b)              363,362


                        See Notes to Financial Statements                Page 97

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               TAIWAN (CONTINUED)
       128,670 Powertech Technology, Inc. (b)   $    287,292
       602,131 Qisda Corp. (b)                       214,682
       100,359 Radiant Opto-Electronics
                 Corp. (b)                           158,327
        35,381 Realtek Semiconductor Corp. (b)       110,349
       153,671 Ruentex Development Co.,
                 Ltd. (b)                            179,751
        59,078 Ruentex Industries Ltd. (b)            89,180
        76,462 Sercomm Corp. (b)                     171,606
        47,652 Sinbon Electronics Co., Ltd. (b)      107,597
        52,359 Systex Corp. (b)                       91,595
       128,713 Taiwan Fertilizer Co., Ltd. (b)       171,836
        66,981 Taiwan Hon Chuan Enterprise
                 Co., Ltd. (b)                        99,887
       259,036 Tong Yang Industry Co., Ltd. (b)      385,999
       160,843 Tripod Technology Corp. (b)           313,425
       401,425 Unimicron Technology Corp. (b)        177,050
       225,664 Visual Photonics Epitaxy
                 Co Ltd (b)                          344,996
         6,181 Voltronic Power Technology
                 Corp. (b)                            86,404
       733,279 Walsin Lihwa Corp. (b) (c)            199,944
       602,131 Walsin Technology Corp. (b)           550,339
       675,161 Wan Hai Lines Ltd. (b)                374,626
     1,325,328 Winbond Electronics
                 Corp. (b) (c)                       369,312
       472,027 Wistron Corp. (b)                     330,199
       145,297 Wistron NeWeb Corp. (b)               372,662
       182,572 WPG Holdings Ltd. (b)                 213,228
       117,927 Yageo Corp. (b)                       196,186
       100,198 Yulon Motor Co., Ltd. (b)              85,527
       250,481 Zinwell Corp. (b)                     311,272
                                                ------------
                                                  14,170,764
                                                ------------
               THAILAND - 8.3%
     1,683,800 AP Thailand PCL                       352,189
     2,324,000 Asia Aviation PCL (b)                 414,267
        36,800 Asia Aviation PCL                       6,545
       351,500 Bangchak Petroleum PCL                320,091
       274,100 Bangkok Airways Co., Ltd.             180,185
       942,300 Bangkok Chain Hospital PCL            332,514
       255,000 Eastern Polymer Group PCL              95,788
     1,239,680 Gunkul Engineering PCL                195,795
     4,917,000 Jasmine International PCL             790,582
       130,400 KCE Electronics PCL                   308,930
        81,700 Kiatnakin Bank PCL                    101,137
       245,000 LPN Development PCL                    89,940
       253,700 Pruksa Real Estate PCL                182,297
        68,600 Robinson Department Store PCL         132,261
     6,711,200 Sansiri PCL                           353,322
     1,356,000 STP & I PCL                           385,885
       365,700 Supalai PCL                           248,726
       136,400 Tipco Asphalt PCL                     105,774
     5,033,700 Vibhavadi Medical Center PCL          429,741
                                                ------------
                                                   5,025,969
                                                ------------
               TURKEY - 7.5%
       101,076 Aksa Enerji Uretim A.S. (b) (c)        85,186
        67,361 Aygaz A.S. (b)                        261,759


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               TURKEY (CONTINUED)
     1,014,556 Dogan Sirketler Grubu
                 Holding AS (c)                 $    162,244
       108,869 Dogus Otomotiv Servis ve
                 Ticaret A.S. (b)                    401,901
       333,046 EIS Eczacibasi Ilac ve Sinai ve
                 Finansal Yatirimlar Sanayi
                 ve Ticaret A.S. (b)                 387,193
       190,233 Kardemir Karabuk Demir Celik
                  Sanayi ve Ticaret A.S. (b)          84,937
        75,801 Koza Altin Isletmeleri
                 A.S. (b) (c)                        336,099
        10,140 Otokar Otomotiv Ve Savunma
                 Sanayi A.S. (b)                     341,806
       343,266 Petkim Petrokimya Holding
                 A.S. (b)                            458,673
       201,424 Tekfen Holding A.S. (b)               516,953
       397,002 Trakya Cam Sanayii A.S. (b)           315,338
         9,792 Turk Traktor ve Ziraat
                 Makineleri A.S.                     285,948
       299,380 Turkiye Sise ve Cam
                 Fabrikalari A.S. (b)                370,165
       233,331 Vestel Elektronik Sanayi ve
                 Ticaret A.S. (b) (c)                525,608
                                                ------------
                                                   4,533,810
                                                ------------
               TOTAL COMMON STOCKS                58,013,941
               (Cost $55,713,741)               ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 3.1%
               MEXICO - 1.4%
       357,937 Macquarie Mexico Real Estate
                 Management SA de CV                 469,482
       243,045 Prologis Property Mexico
                 SA de CV                            395,491
                                                ------------
                                                     864,973
                                                ------------
               SOUTH AFRICA - 0.9%
        60,802 Hyprop Investments Ltd. (b)           535,274
                                                ------------
               TURKEY - 0.8%
       857,472 Is Gayrimenkul Yatirim
                 Ortakligi A.S. (b)                  501,756
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                 1,902,003
               (Cost $1,873,490)                ------------

               TOTAL INVESTMENTS - 98.6%          59,915,944
               (Cost $57,587,231) (d)
               NET OTHER ASSETS AND
                 LIABILITIES - 1.4%                  875,290
                                                ------------
               NET ASSETS - 100.0%              $ 60,791,234
                                                ============


Page 98                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

JUNE 30, 2016 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $45,545,243 or 74.9% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,408,865 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,080,152.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common Stocks:
  Brazil                 $ 5,945,148    $ 5,945,148   $        --    $     --
  Cayman Islands           6,887,829             --     6,743,073     144,756
  Egypt                    1,176,248        306,502       869,746          --
  India                    2,759,476        453,538     2,305,938          --
  Mexico                   1,100,952      1,100,952            --          --
  South Africa             4,494,837        639,694     3,855,143          --
  Thailand                 5,025,969      4,611,702       414,267          --
  Turkey                   4,533,810        448,192     4,085,618          --
  Other Country
    Categories*           26,089,672             --    26,089,672          --
                         -------------------------------------------------------
Total Common
  Stocks                  58,013,941     13,505,728    44,363,457     144,756
                         -------------------------------------------------------
Real Estate
  Investment Trusts:
  Mexico                     864,973        864,973            --          --
  South Africa               535,274             --       535,274          --
  Turkey                     501,756             --       501,756          --
                         -------------------------------------------------------
Total Real Estate
  Investment Trusts        1,902,003        864,973     1,037,030          --
                         -------------------------------------------------------
Total Investments        $59,915,944    $14,370,701   $45,400,487    $144,756
                         =======================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $261,918 from Level 1 to Level 2 and $3,152,040 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service provider due to the change in value between the foreign markets' close and the NYSE close on June 30, 2016 exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015 exceeding a certain threshold.

The following table provides information on the Level 3 equities held by the Fund that were valued at June 30, 2016, based on unobservable inputs.

                                                                      IMPACT TO
                                                                      VALUATION
              FAIR                                                     FROM AN
 ASSET      VALUE AT      VALUATION     UNOBSERVABLE                 INCREASE IN
  TYPE      6/30/2016     TECHNIQUE        INPUTS       AMOUNT        INPUT (a)
--------------------------------------------------------------------------------
                          Expected        Recovery
Equities  $144,756      Distribution        Rate        25%-75%        Increase

(a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in the input could result in significantly higher or lower fair value measurements.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third- party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
  Common Stocks                                 $    175,019
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
  Appreciation/Depreciation                          (30,263)
Purchases                                                 --
Sales                                                     --
Transfers In                                              --
Transfers Out                                             --
ENDING BALANCE AT JUNE 30, 2016
  Common Stocks                                      144,756
                                                ------------
Total Level 3 holdings                          $    144,756
                                                ============


                        See Notes to Financial Statements                Page 99

FIRST TRUST EUROZONEALPHADEX(R) ETF (FEUZ)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 97.9%
               AUSTRIA - 3.9%
           959 Andritz AG (b)                   $     45,473
         1,248 OMV AG (b)                             35,082
         3,476 Raiffeisen Bank International
                 AG (b) (c)                           43,910
         5,495 Verbund AG (b)                         77,497
         2,623 Voestalpine AG (b)                     88,278
                                                ------------
                                                     290,240
                                                ------------
               BELGIUM - 6.2%
         1,770 Ageas (b)                              61,524
         1,205 Colruyt S.A. (b)                       66,682
           706 Elia System Operator S.A./
                 N.V. (b)                             39,470
         1,064 Groupe Bruxelles Lambert
                 S.A. (b)                             87,254
           340 KBC Groep N.V. (b) (c)                 16,722
           590 Sofina S.A. (b)                        78,092
           175 Solvay S.A. (b)                        16,346
         1,763 Umicore S.A. (b)                       91,067
                                                ------------
                                                     457,157
                                                ------------
               FINLAND - 7.8%
         1,811 Amer Sports OYJ (b)                    49,685
         1,891 Huhtamaki OYJ (b)                      78,476
         1,192 Kesko OYJ, Class B (b)                 50,620
         1,457 Kone OYJ (b)                           67,241
         3,678 Metso OYJ (b)                          86,469
         1,600 Neste OYJ (b)                          57,374
         3,012 Nokia OYJ (b)                          17,155
         9,807 Stora Enso OYJ, Class R (b)            78,869
         4,845 UPM-Kymmene OYJ (b)                    89,007
                                                ------------
                                                     574,896
                                                ------------
               FRANCE - 21.9%
         9,224 Air France-KLM (b) (c)                 58,211
           935 Arkema S.A. (b)                        71,483
           216 AtoS SE (b)                            17,809
           788 Bureau Veritas S.A. (b)                16,544
           374 Cap Gemini S.A. (b)                    32,274
           797 Cie de Saint-Gobain (b)                30,211
           686 Cie Generale des Etablissements
                 Michelin (b)                         64,649
         3,242 Credit Agricole S.A. (b)               27,255
           914 Eiffage S.A. (b)                       64,976
         2,402 Elior Participations SCA (b) (d)       52,121
           194 Euler Hermes Group (b)                 16,111
         1,390 Eurazeo S.A. (b)                       82,463
           543 Eutelsat Communications
                 S.A. (b)                             10,249
           463 Faurecia (b)                           14,699
            68 Iliad S.A. (b)                         13,727
           401 JCDecaux S.A. (b)                      13,520
         1,684 Nexity S.A. (b)                        85,186
           417 Numericable-SFR SAS (b)                10,421
         4,008 Orange S.A. (b)                        65,172
           422 Orpea (b)                              34,603
         3,073 Peugeot S.A. (b) (c)                   36,833
         2,552 Plastic Omnium S.A. (b)                71,344


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FRANCE (CONTINUED)
           707 Renault S.A. (b)                 $     53,377
           553 Sartorius Stedim Biotech (b)           37,291
           508 SEB S.A. (b)                           61,253
         1,425 Societe Generale S.A. (b)              44,582
           814 Sodexo S.A. (b)                        87,203
         1,267 Technip S.A. (b)                       68,576
           799 Teleperformance (b)                    68,061
         1,002 Thales S.A. (b)                        83,210
           770 TOTAL S.A. (b)                         36,926
         1,118 UBISOFT Entertainment (b) (c)          40,730
           677 Valeo S.A. (b)                         30,055
           729 Veolia Environnement S.A. (b)          15,743
           541 Vicat S.A. (b)                         30,466
           943 Vinci S.A. (b)                         66,545
                                                ------------
                                                   1,613,879
                                                ------------
               GERMANY - 26.9%
           749 Adidas AG (b)                         107,518
           698 BASF SE (b)                            53,522
           956 Bayerische Motoren Werke
                 AG (b)                               69,573
         6,057 Commerzbank AG (b)                     39,445
           154 Continental AG (b)                     29,141
         1,145 Daimler AG (b)                         68,515
           488 Deutsche Annington Immobilien
                 SE (b)                               17,819
         5,430 Deutsche Lufthansa AG (b)              63,843
         2,822 Deutsche Wohnen AG (b)                 96,084
         1,131 DMG Mori  AG (b)                       53,338
         2,341 Evonik Industries AG (b)               69,782
           289 Fraport AG Frankfurt Airport
                 Services Worldwide (b)               15,473
           481 Fresenius SE & Co. KGaA (b)            35,343
           359 GEA Group AG (b)                       16,945
           248 GRENKELEASING AG (b)                   43,312
           459 Hannover Rueck SE (b)                  48,093
           615 HeidelbergCement AG (b)                46,329
         1,655 Hella KGaA Hueck & Co. (b)             53,120
           717 HOCHTIEF AG (b)                        92,572
           268 Hugo Boss AG (b)                       15,236
         2,467 Infineon Technologies AG (b)           35,713
         2,886 Jungheinrich AG (b)                    86,864
         3,751 K+S AG (b)                             76,791
         1,505 KION Group AG (b)                      72,944
           838 KUKA AG (b)                            99,396
           365 LANXESS AG (b)                         16,014
           120 Linde AG (b)                           16,720
         1,703 OSRAM Licht AG (b)                     88,483
         1,703 Porsche Automobil Holding SE
                 (Preference Shares) (b)              78,716
           131 Rational AG (b)                        60,625
         1,098 Rheinmetall AG (b)                     65,308
         1,356 RWE AG (b) (c)                         21,595
           217 SAP SE (b)                             16,298
           331 Siemens AG (b)                         33,968
         1,796 Software AG (b)                        61,068
           552 Volkswagen AG (Preference
                 Shares) (b)                          66,858


Page 100                See Notes to Financial Statements

FIRST TRUST EUROZONEALPHADEX(R) ETF (FEUZ)

JUNE 30, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               GERMANY (CONTINUED)
           598 Wacker Chemie AG (b)             $     52,369
                                                ------------
                                                   1,984,733
                                                ------------
               GREECE - 0.5%
         3,881 Hellenic Telecommunications
                 Organization S.A. (b)                35,460
                                                ------------
               IRELAND - 2.2%
           860 Glanbia PLC (b)                        16,190
           560 Kerry Group PLC (b)                    50,100
             5 Kerry Group PLC (b)                       443
         1,321 Kingspan Group PLC                     28,587
           377 Paddy Power Betfair PLC (b)            39,621
         1,362 Smurfit Kappa Group PLC (b)            29,989
                                                ------------
                                                     164,930
                                                ------------
               ITALY - 7.0%
        10,208 Banco Popolare SC (b)                  24,492
         1,358 Brembo S.p.A. (b)                      74,806
         3,047 Buzzi Unicem S.p.A (b)                 53,396
         5,268 Davide Campari-Milano S.p.A (b)        52,146
           608 DiaSorin SpA (b)                       37,181
         7,915 Enel S.p.A. (b)                        35,138
         1,469 EXOR S.p.A. (b)                        54,229
        23,499 Hera S.p.A. (b)                        64,138
         2,996 Italcementi S.p.A. (b) (c)             35,118
         1,550 Prysmian S.p.A (b)                     34,021
         2,802 Snam S.p.A. (b)                        16,751
        16,273 Telecom Italia S.p.A. (b) (c)          13,365
         4,867 UniCredit S.p.A. (b)                   10,704
         7,585 UnipolSai S.p.A. (b)                   11,447
                                                ------------
                                                     516,932
                                                ------------
               LUXEMBOURG - 2.5%
         1,379 APERAM S.A. (b)                        48,272
           191 Eurofins Scientific SE (b)             70,760
         3,055 Grand City Properties S.A. (b)         62,865
                                                ------------
                                                     181,897
                                                ------------
               NETHERLANDS - 8.6%
         1,012 Aalberts Industries N.V. (b)           30,338
         3,427 ABN AMRO Group N.V. (b) (d)            56,342
         3,191 Aegon N.V. (b)                         12,644
           258 Akzo Nobel N.V. (b)                    16,027
           784 ASM International N.V. (b)             30,261
         2,233 Boskalis Westminster N.V. (b)          76,196
           475 Gemalto N.V. (b)                       28,778
           450 Heineken Holding N.V. (b)              36,460
           194 Heineken N.V. (b)                      17,794
         1,451 ING Groep N.V. (b)                     15,012
         3,902 Koninklijke Ahold N.V. (b) (c)         86,166
         1,849 Koninklijke Philips N.V. (b)           45,922
         2,146 NN Group N.V. (b)                      59,076
         9,499 STMicroelectronics N.V. (b)            55,784
         1,759 Wolters Kluwer N.V. (b)                71,224
                                                ------------
                                                     638,024
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PORTUGAL - 3.2%
        19,740 EDP - Energias de Portugal
                 S.A. (b)                       $     60,435
         2,792 Galp Energia SGPS S.A. (b)             38,832
         5,364 Jeronimo Martins SGPS S.A. (b)         84,600
        19,284 Portucel S.A. (b)                      53,773
                                                ------------
                                                     237,640
                                                ------------
               SPAIN - 7.2%
           681 Acciona S.A. (b)                       49,694
           272 Aena S.A. (b) (d)                      36,054
        11,946 Banco Santander S.A. (b)               46,359
        37,173 Bankia S.A. (b)                        27,061
         2,330 Cia de Distribucion Integral
                 Logista Holdings S.A. (b)            49,234
           914 Endesa S.A. (b)                        18,340
         4,442 Gamesa Corp. Tecnologica
                 S.A. (b)                             88,502
         3,473 Gas Natural SDG S.A. (b)               69,035
         7,896 Iberdrola S.A. (b)                     53,863
        16,247 Mapfre S.A. (b)                        35,681
         9,350 Prosegur Cia de Seguridad
                 S.A. (b)                             56,348
                                                ------------
                                                     530,171
                                                ------------
               TOTAL COMMON STOCKS                 7,225,959
               (Cost $7,668,655)                ------------

               REAL ESTATE INVESTMENT
                  TRUSTS (a) - 1.8%
               FRANCE - 1.8%
           637 Gecina S.A. (b)                        86,280
           191 Unibail-Rodamco SE (b)                 49,411
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                   135,691
               (Cost $141,037)                  ------------

               TOTAL INVESTMENTS - 99.7%           7,361,650
               (Cost $7,809,692) (e)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.3%                   23,461
                                                ------------
               NET ASSETS - 100.0%              $  7,385,111
                                                ============


                        See Notes to Financial Statements               Page 101

FIRST TRUST EUROZONEALPHADEX(R) ETF (FEUZ)

JUNE 30, 2016 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $7,333,063 or 99.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $360,468 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $808,510.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                        LEVEL 2       LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                           6/30/2016      PRICES         INPUT         INPUT
                         -------------------------------------------------------
Common Stocks:
  Ireland                $  164,9330     $ 28,587    $   136,343       $  --
  Other Country
    Categories*            7,061,029           --      7,061,029          --
                         -------------------------------------------------------
      Total Common
        Stocks             7,225,959       28,587      7,197,372          --
Real Estate
  Investment Trusts*         135,691           --        135,691          --
                         -------------------------------------------------------
Total Investments        $ 7,361,650     $ 28,587    $ 7,333,063       $  --
                         =======================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $109,019 from Level 1 to Level 2. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.


Page 102                See Notes to Financial Statements

                                    This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2016 (UNAUDITED)

                                                                FIRST TRUST
                                                                ASIA PACIFIC      FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                  EX-JAPAN           EUROPE        LATIN AMERICA         BRAZIL
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FPA)             (FEP)             (FLN)             (FBZ)
                                                              ----------------  ----------------  ----------------  ----------------

ASSETS:
Investments, at value.......................................   $   31,882,781    $  287,495,033    $    4,106,992    $   37,167,313
Cash  ......................................................           10,852                --                --        23,778,716
Foreign currency............................................               --            69,233             5,049             6,676
Receivables:
      Investment securities sold............................               --         6,772,649                --                --
      Capital shares sold...................................               --                --                --        10,199,105
      Dividends.............................................           53,211           539,271            18,767            13,715
      Dividend reclaims.....................................               --           922,602                --                --
      Security lending income...............................               --            14,836                --                --
Other assets................................................               16                --               967                --
                                                               --------------    --------------    --------------    --------------
      Total Assets..........................................       31,946,860       295,813,624         4,131,775        71,165,525
                                                               --------------    --------------    --------------    --------------

LIABILITIES:
Due to custodian............................................               --         3,920,638             7,874                --
Due to custodian foreign currency...........................            3,736                --                --                --
Payables:
      Investment securities purchased.......................               --                --                --        33,833,295
      Collateral for securities on loan.....................               --         2,026,688                --                --
      Capital shares redeemed...............................               --         2,732,606                --                --
      Investment advisory fees..............................           20,556           210,339             2,510             1,878
                                                               --------------    --------------    --------------    --------------
      Total Liabilities.....................................           24,292         8,890,271            10,384        33,835,173
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $   31,922,568    $  286,923,353    $    4,121,391    $   37,330,352
                                                               ==============    ==============    ==============    ==============

NET ASSETS CONSIST OF:
Paid-in capital.............................................   $   41,502,536    $  429,485,397    $    8,852,739    $   41,654,086
Par value...................................................           11,500           105,000             2,500            29,500
Accumulated net investment income (loss)....................              691          (519,212)            1,064             2,382
Accumulated net realized gain (loss) on investments and
   foreign currency transactions............................       (9,398,765)     (120,200,064)       (5,046,471)       (4,753,528)
Net unrealized appreciation (depreciation) on investments
   and foreign currency translation.........................         (193,394)      (21,947,768)          311,559           397,912
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $   31,922,568    $  286,923,353    $    4,121,391    $   37,330,352
                                                               ==============    ==============    ==============    ==============
NET ASSET VALUE, per share..................................   $        27.76    $        27.33    $        16.49    $        12.65
                                                               ==============    ==============    ==============    ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...................        1,150,002        10,500,002           250,002         2,950,002
                                                               ==============    ==============    ==============    ==============
Investments, at cost........................................   $   32,076,436    $  309,294,666    $    3,796,609    $   36,785,951
                                                               ==============    ==============    ==============    ==============
Foreign currency, at cost (proceeds)........................   $       (3,747)   $       69,260    $        4,949    $        6,650
                                                               ==============    ==============    ==============    ==============
Securities on loan, at value................................   $           --    $    1,991,759    $           --    $           --
                                                               ==============    ==============    ==============    ==============


Page 104                See Notes to Financial Statements

                                                           FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST        FIRST TRUST         DEVELOPED           EMERGING         FIRST TRUST
     CHINA              JAPAN           SOUTH KOREA       MARKETS EX-US         MARKETS            GERMANY
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND
     (FCA)              (FJP)              (FKO)              (FDT)              (FEM)              (FGM)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------


 $    3,691,156     $  166,686,372     $    2,318,537     $  138,993,912     $  112,884,654     $  124,691,446
             --                 --              1,858                 --            249,460                 --
          5,666            524,846                 --            160,817            159,940             98,494

            333          2,315,125                 --          1,978,054            273,595          1,731,249
             --                 --                 --                 --                 --                 --
         53,811            247,588                 --            303,403            849,148             44,783
             --                687                 --            131,850              1,097            244,532
             --                660                 --              1,600              4,528              1,174
             --                 --                 --             11,647                 --                 --
 --------------     --------------     --------------     --------------     --------------     --------------
      3,750,966        169,775,278          2,320,395        141,581,283        114,422,422        126,811,678
 --------------     --------------     --------------     --------------     --------------     --------------


          4,183          2,087,427                 --          1,369,172                 --          1,734,753
             --                 --                 --                 --                 --                 --

            425                 --                 --          1,071,904                 --                 --
             --          4,945,213                 --            895,442            686,740             48,187
             --                 --                 --                 --                 --                 --
          2,409            115,305              1,497            133,254             72,108             87,804
 --------------     --------------     --------------     --------------     --------------     --------------
          7,017          7,147,945              1,497          3,469,772            758,848          1,870,744
 --------------     --------------     --------------     --------------     --------------     --------------
 $    3,743,949     $  162,627,333     $    2,318,898     $  138,111,511     $  113,663,574     $  124,940,934
 ==============     ==============     ==============     ==============     ==============     ==============


 $   10,397,831     $  177,102,948     $    3,299,884     $  174,960,191     $  199,230,066     $  158,371,632
          2,000             35,500              1,000             30,520             59,000             36,000
         33,291            160,008            (12,462)          (113,147)           907,457             97,574

     (5,939,512)        (9,280,509)        (1,120,539)       (30,125,527)       (82,516,030)       (16,368,463)

       (749,661)        (5,390,614)           151,015         (6,640,526)        (4,016,919)       (17,195,809)
 --------------     --------------     --------------     --------------     --------------     --------------
 $    3,743,949     $  162,627,333     $    2,318,898     $  138,111,511     $  113,663,574     $  124,940,934
 ==============     ==============     ==============     ==============     ==============     ==============
 $        18.72     $        45.81     $        23.19     $        45.25     $        19.27     $        34.71
 ==============     ==============     ==============     ==============     ==============     ==============

        200,002          3,550,002            100,002          3,052,000          5,900,002          3,600,002
 ==============     ==============     ==============     ==============     ==============     ==============
 $    4,440,840     $  172,077,040     $    2,167,522     $  145,617,805     $  116,912,335     $  141,874,750
 ==============     ==============     ==============     ==============     ==============     ==============
 $        5,666     $      528,113     $           --     $      161,094     $      160,695     $       98,601
 ==============     ==============     ==============     ==============     ==============     ==============
 $           --     $    4,754,458     $           --     $      874,153     $      649,248     $           --
 ==============     ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

JUNE 30, 2016 (UNAUDITED)

                                                                FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                   CANADA          AUSTRALIA       UNITED KINGDOM        TAIWAN
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FCAN)            (FAUS)            (FKU)             (FTW)
                                                              ----------------  ----------------  ----------------  ----------------

ASSETS:
Investments, at value.......................................   $    6,996,426    $    2,936,891    $  120,480,623    $    4,567,053
Cash  ......................................................               --             3,476                --                --
Foreign currency............................................            4,973                --            31,028                12
Receivables:
      Investment securities sold............................              591                --         8,184,082                --
      Capital shares sold...................................               --                --                --                --
      Dividends.............................................            6,306            15,550           766,826            14,115
      Dividend reclaims.....................................              625                36             8,139                --
      Security lending income...............................              134                --                --                --
Other assets................................................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
      Total Assets..........................................        7,009,055         2,955,953       129,470,698         4,581,180
                                                               --------------    --------------    --------------    --------------

LIABILITIES:
Due to custodian............................................            3,133                --         8,355,826             8,511
Due to custodian foreign currency...........................               --                --                --                --
Payables:
      Investment securities purchased.......................            1,890                --            16,235                --
      Collateral for securities on loan.....................               --                --                --                --
      Capital shares redeemed...............................               --                --                --                --
      Investment advisory fees..............................            4,641             1,893            98,819             2,903
                                                               --------------    --------------    --------------    --------------
      Total Liabilities.....................................            9,664             1,893         8,470,880            11,414
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $    6,999,391    $    2,954,060    $  120,999,818    $    4,569,766
                                                               ==============    ==============    ==============    ==============

NET ASSETS CONSIST OF:
Paid-in capital.............................................   $   21,669,181    $    3,168,123    $  182,196,678    $    6,541,586
Par value...................................................            3,000             1,000            36,500             1,500
Accumulated net investment income (loss)....................            4,760            (4,384)          313,696           (11,949)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions............................      (14,673,643)         (639,905)      (33,066,091)       (2,222,706)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation.............................           (3,907)          429,226       (28,480,965)          261,335
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $    6,999,391    $    2,954,060    $  120,999,818    $    4,569,766
                                                               ==============    ==============    ==============    ==============

NET ASSET VALUE, per share..................................   $        23.33    $        29.54    $        33.15    $        30.46
                                                               ==============    ==============    ==============    ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...................          300,002           100,002         3,650,002           150,002
                                                               ==============    ==============    ==============    ==============
Investments, at cost........................................   $    7,000,334    $    2,507,757    $  148,906,947    $    4,305,817
                                                               ==============    ==============    ==============    ==============
Foreign currency, at cost (proceeds)........................   $        4,947    $           --    $       31,158    $           12
                                                               ==============    ==============    ==============    ==============
Securities on loan, at value................................   $           --    $           --    $           --    $           --
                                                               ==============    ==============    ==============    ==============


Page 106                See Notes to Financial Statements

                                        FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST     DEVELOPED MARKETS   EMERGING MARKETS     FIRST TRUST
   HONG KONG         SWITZERLAND      EX-US SMALL CAP        SMALLCAP           EUROZONE
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) ETF
     (FHK)              (FSZ)              (FDTS)             (FEMS)             (FEUZ)
----------------   ----------------   ----------------   ----------------   ----------------


 $    7,962,288     $  122,680,848     $    6,455,159     $   59,915,944     $    7,361,650
         67,612                 --              5,157            534,836                 --
         16,385              5,207             13,058            145,777              3,263

             --          1,921,260                 --                 --                592
             --                 --                 --                 --                 --
         43,600                 --              6,873            232,837              5,424
             --            935,380              3,327                609             43,348
            520                 --                 --                 --                 --
             --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------
      8,090,405        125,542,695          6,483,574         60,830,003          7,420,277
 --------------     --------------     --------------     --------------     --------------


             --          1,980,454                 --                 --             30,055
             --                 --                 --                 --                 --

             --                 --                 --                 --                 --
             --                 --                 --                 --                 --
             --                 --                 --                 --                 --
          5,155             87,107              4,333             38,769              5,111
 --------------     --------------     --------------     --------------     --------------
          5,155          2,067,561              4,333             38,769             35,166
 --------------     --------------     --------------     --------------     --------------
 $    8,085,250     $  123,475,134     $    6,479,241     $   60,791,234     $    7,385,111
 ==============     ==============     ==============     ==============     ==============


 $   82,036,954     $  153,272,102     $    7,768,582     $   73,753,591     $    9,032,442
          2,500             32,000              2,000             20,500              2,500
           (761)           (31,398)            (8,249)           114,721             10,893

    (73,074,507)       (24,572,925)        (1,324,626)       (15,429,311)        (1,209,277)

       (878,936)        (5,224,645)            41,534          2,331,733           (451,447)
 --------------     --------------     --------------     --------------     --------------
 $    8,085,250     $  123,475,134     $    6,479,241     $   60,791,234     $    7,385,111
 ==============     ==============     ==============     ==============     ==============

 $        32.34     $        38.59     $        32.40     $        29.65     $        29.54
 ==============     ==============     ==============     ==============     ==============

        250,002          3,200,002            200,002          2,050,002            250,002
 ==============     ==============     ==============     ==============     ==============
 $    8,841,263     $  127,876,411     $    6,413,245     $   57,587,231     $    7,809,692
 ==============     ==============     ==============     ==============     ==============
 $       16,384     $        5,217     $       13,268     $      145,555     $        3,266
 ==============     ==============     ==============     ==============     ==============
 $           --     $           --     $           --     $           --     $           --
 ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

                                                                FIRST TRUST
                                                                ASIA PACIFIC      FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                  EX-JAPAN           EUROPE        LATIN AMERICA         BRAZIL
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FPA)             (FEP)             (FLN)             (FBZ)
                                                              ----------------  ----------------  ----------------  ----------------

INVESTMENT INCOME:
Dividends...................................................   $      531,420    $    7,582,047    $       73,585    $       57,856
Foreign tax withholding.....................................          (54,457)         (751,702)           (4,772)           (2,364)
Securities lending income (net of fees).....................               --           263,929                --                --
Other ......................................................              116                47                 4                 3
                                                               --------------    --------------    --------------    --------------
      Total investment income...............................          477,079         7,094,321            68,817            55,495
                                                               --------------    --------------    --------------    --------------
EXPENSES:
Investment advisory fees....................................          127,462         1,377,339            15,885            10,101
Excise tax expense..........................................               --                --                --                --
Foreign capital gains tax...................................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
      Total expenses........................................          127,462         1,377,339            15,885            10,101
                                                               --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)................................          349,617         5,716,982            52,932            45,394
                                                               --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...........................................       (1,796,552)      (18,204,502)         (100,203)         (425,196)
      In-kind redemptions...................................         (161,017)       (1,399,357)          (13,227)               --
      Foreign currency transactions.........................            6,445          (143,115)            8,832             1,465
                                                               --------------    --------------    --------------    --------------
Net realized gain (loss)....................................       (1,951,124)      (19,746,974)         (104,598)         (423,731)
                                                               --------------    --------------    --------------    --------------
Net increase from payment by the advisor....................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...........................................        1,691,734       (11,770,663)        1,011,640         1,527,916
      Foreign currency translation..........................              386           (24,045)            2,461            16,968
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation)........        1,692,120       (11,794,708)        1,014,101         1,544,884
                                                               --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................         (259,004)      (31,541,682)          909,503         1,121,153
                                                               --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................................   $       90,613    $  (25,824,700)   $      962,435    $    1,166,547
                                                               ==============    ==============    ==============    ==============


Page 108                See Notes to Financial Statements

                                                           FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST        FIRST TRUST         DEVELOPED           EMERGING         FIRST TRUST
     CHINA              JAPAN           SOUTH KOREA       MARKETS EX-US         MARKETS            GERMANY
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND
     (FCA)              (FJP)              (FKO)              (FDT)              (FEM)              (FGM)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------


 $       85,133     $    1,840,817     $       57,745     $    2,775,147     $    2,635,308     $    2,721,319
         (5,808)          (184,082)           (12,463)          (268,424)          (174,810)          (376,022)
             --             12,842                 --             51,869             88,658             82,410
             --                 --                650                114                  6                 --
 --------------     --------------     --------------     --------------     --------------     --------------
         79,325          1,669,577             45,932          2,558,706          2,549,162          2,427,707
 --------------     --------------     --------------     --------------     --------------     --------------

         16,083            659,265             10,652            682,822            413,182            569,140
             --                 --                 --                 --                 --                 --
             --                 --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------     --------------
         16,083            659,265             10,652            682,822            413,182            569,140
 --------------     --------------     --------------     --------------     --------------     --------------
         63,242          1,010,312             35,280          1,875,884          2,135,980          1,858,567
 --------------     --------------     --------------     --------------     --------------     --------------


     (1,421,295)        (5,520,319)          (397,611)        (8,623,303)        (8,244,528)        (4,048,915)
       (625,091)         1,922,560                 --          4,658,212         (1,647,802)        (3,450,206)
         11,542            132,438              4,856             (6,418)           (13,796)           (16,155)
 --------------     --------------     --------------     --------------     --------------     --------------
     (2,034,844)        (3,465,321)          (392,755)        (3,971,509)        (9,906,126)        (7,515,276)
 --------------     --------------     --------------     --------------     --------------     --------------
          9,330                 --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------     --------------

        882,567            350,785            399,299         (3,189,627)        14,751,239         (4,087,447)
             23                (31)                --                167             10,433              1,080
 --------------     --------------     --------------     --------------     --------------     --------------
        882,590            350,754            399,299         (3,189,460)        14,761,672         (4,086,367)
 --------------     --------------     --------------     --------------     --------------     --------------
     (1,142,924)        (3,114,567)             6,544         (7,160,969)         4,855,546        (11,601,643)
 --------------     --------------     --------------     --------------     --------------     --------------

 $   (1,079,682)    $   (2,104,255)    $       41,824     $   (5,285,085)    $    6,991,526     $   (9,743,076)
 ==============     ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

                                                                FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                   CANADA          AUSTRALIA       UNITED KINGDOM        TAIWAN
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FCAN)            (FAUS)            (FKU)             (FTW)
                                                              ----------------  ----------------  ----------------  ----------------

INVESTMENT INCOME:
Dividends...................................................   $       74,699    $       47,437    $    2,837,835    $       17,520
Foreign tax withholding.....................................          (11,504)           (2,580)           (2,604)           (3,504)
Securities lending income (net of fees).....................            2,595                --                --                --
Other ......................................................               21                --                14                --
                                                               --------------    --------------    --------------    --------------
      Total investment income...............................           65,811            44,857         2,835,245            14,016
                                                               --------------    --------------    --------------    --------------
EXPENSES:
Investment advisory fees....................................           29,126            10,890           640,280            21,401
Excise tax expense..........................................               --               116                --                --
Foreign capital gains tax...................................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
      Total expenses........................................           29,126            11,006           640,280            21,401
                                                               --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)................................           36,685            33,851         2,194,965            (7,385)
                                                               --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...........................................       (3,638,771)         (235,158)      (18,029,704)         (452,333)
      In-kind redemptions...................................          382,911                --        (4,844,716)               --
      Foreign currency transactions.........................              631               568           (26,703)          (11,589)
                                                               --------------    --------------    --------------    --------------
Net realized gain (loss)....................................       (3,255,229)         (234,590)      (22,901,123)         (463,922)
                                                               --------------    --------------    --------------    --------------
Net increase from payment by the advisor....................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...........................................        3,886,114           485,622       (10,331,926)          629,433
      Foreign currency translation..........................              (14)              111           (40,388)               99
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation)........        3,886,100           485,733       (10,372,314)          629,532
                                                               --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................          630,871           251,143       (33,273,437)          165,610
                                                               --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................................   $      667,556    $      284,994    $  (31,078,472)   $      158,225
                                                               ==============    ==============    ==============    ==============


Page 110                See Notes to Financial Statements

                                        FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST     DEVELOPED MARKETS   EMERGING MARKETS     FIRST TRUST
   HONG KONG         SWITZERLAND      EX-US SMALL CAP        SMALLCAP           EUROZONE
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) ETF
     (FHK)              (FSZ)              (FDTS)             (FEMS)             (FEUZ)
----------------   ----------------   ----------------   ----------------   ----------------


 $      189,790     $    3,469,708     $       94,202     $    1,007,002     $      199,366
           (567)          (284,356)            (9,655)           (85,069)           (28,068)
         16,134                 --                 --                 --                 --
             --                 --                 18                  5                 49
 --------------     --------------     --------------     --------------     --------------
        205,357          3,185,352             84,565            921,938            171,347
 --------------     --------------     --------------     --------------     --------------

        117,238            576,318             25,314            163,726             35,091
          2,737                 --                 --                 --                 --
             --                 --                 --              8,538                 --
 --------------     --------------     --------------     --------------     --------------
        119,975            576,318             25,314            172,264             35,091
 --------------     --------------     --------------     --------------     --------------
         85,382          2,609,034             59,251            749,674             35,091
 --------------     --------------     --------------     --------------     --------------


    (21,981,089)       (12,230,155)          (170,642)          (665,140)          (453,805)
    (23,684,180)          (224,027)                --           (346,964)            (9,502)
         (1,548)           (18,700)             2,689            (57,965)              (595)
 --------------     --------------     --------------     --------------     --------------
    (45,666,817)       (12,472,882)          (167,953)        (1,070,069)          (463,902)
 --------------     --------------     --------------     --------------     --------------
             --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------

     25,587,412          3,583,344            (18,920)         5,300,103           (237,032)
             39             10,199               (100)           (12,683)               916
 --------------     --------------     --------------     --------------     --------------
     25,587,451          3,593,543            (19,020)         5,287,420           (236,116)
 --------------     --------------     --------------     --------------     --------------
    (20,079,366)        (8,879,339)          (186,973)         4,217,351           (700,018)
 --------------     --------------     --------------     --------------     --------------

 $  (19,993,984)    $   (6,270,305)    $     (127,722)    $    4,967,025     $     (563,762)
 ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF CHANGES IN NET ASSETS


                                                        FIRST TRUST ASIA PACIFIC                   FIRST TRUST EUROPE
                                                    EX-JAPAN ALPHADEX(R) FUND (FPA)              ALPHADEX(R) FUND (FEP)
                                                  ------------------------------------    ------------------------------------
                                                    FOR THE SIX                             FOR THE SIX
                                                    MONTHS ENDED        FOR THE YEAR        MONTHS ENDED        FOR THE YEAR
                                                     6/30/2016             ENDED             6/30/2016             ENDED
                                                    (UNAUDITED)          12/31/2015         (UNAUDITED)          12/31/2015
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS:
Net investment income (loss)....................  $        349,617    $        634,942    $      5,716,982    $      7,869,684
Net realized gain (loss)........................        (1,951,124)           (752,482)        (19,746,974)        (13,983,925)
Net increase from payment by the advisor........                --                  --                  --                  --
Net change in unrealized appreciation
   (depreciation)...............................         1,692,120          (1,838,207)        (11,794,708)          7,055,621
                                                  ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting
   from operations..............................            90,613          (1,955,747)        (25,824,700)            941,380
                                                  ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................          (300,151)           (285,561)         (5,536,631)         (8,338,436)
Return of capital...............................                --            (333,790)                 --                  --
                                                  ----------------    ----------------    ----------------    ----------------
Total distributions to shareholders.............          (300,151)           (619,351)         (5,536,631)         (8,338,436)
                                                  ----------------    ----------------    ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................                --          28,225,138           8,706,063         154,756,651
Cost of shares redeemed.........................        (3,903,985)        (20,341,301)        (99,034,537)        (16,032,705)
                                                  ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................        (3,903,985)          7,883,837         (90,328,474)        138,723,946
                                                  ----------------    ----------------    ----------------    ----------------
Total increase (decrease) in net assets.........        (4,113,523)          5,308,739        (121,689,805)        131,326,890
NET ASSETS:
Beginning of period.............................        36,036,091          30,727,352         408,613,158         277,286,268
                                                  ----------------    ----------------    ----------------    ----------------
End of period...................................  $     31,922,568    $     36,036,091    $    286,923,353    $    408,613,158
                                                  ================    ================    ================    ================
Accumulated net investment income (loss) at
   end of period................................  $            691    $        (48,775)   $       (519,212)   $       (699,563)
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         1,300,002           1,100,002          13,800,002           9,400,002
Shares sold.....................................                --             900,000             300,000           4,950,000
Shares redeemed.................................          (150,000)           (700,000)         (3,600,000)           (550,000)
                                                  ----------------    ----------------    ----------------    ----------------
Shares outstanding, end of period...............         1,150,002           1,300,002          10,500,002          13,800,002
                                                  ================    ================    ================    ================


Page 112                See Notes to Financial Statements

   FIRST TRUST LATIN AMERICA             FIRST TRUST BRAZIL                FIRST TRUST CHINA
     ALPHADEX(R) FUND (FLN)            ALPHADEX(R) FUND (FBZ)            ALPHADEX(R) FUND (FCA)
 ------------------------------    ------------------------------    ------------------------------
  FOR THE SIX                       FOR THE SIX                       FOR THE SIX
  MONTHS ENDED    FOR THE YEAR      MONTHS ENDED    FOR THE YEAR      MONTHS ENDED    FOR THE YEAR
   6/30/2016         ENDED           6/30/2016         ENDED           6/30/2016         ENDED
  (UNAUDITED)      12/31/2015       (UNAUDITED)      12/31/2015       (UNAUDITED)      12/31/2015
 --------------  --------------    --------------  --------------    --------------  --------------

$        52,932  $      149,101    $       45,394  $       73,997    $       63,242  $      814,879
       (104,598)     (2,761,338)         (423,731)     (1,067,883)       (2,034,844)     (2,411,835)
             --              --                --              --             9,330              --

      1,014,101         320,296         1,544,884        (397,643)          882,590      (1,641,272)
 --------------  --------------    --------------  --------------    --------------  --------------

        962,435      (2,291,941)        1,166,547      (1,391,529)       (1,079,682)     (3,238,228)
 --------------  --------------    --------------  --------------    --------------  --------------


        (50,010)       (106,934)          (39,500)        (66,001)          (29,680)       (813,557)
             --         (19,677)               --          (2,480)               --              --
 --------------  --------------    --------------  --------------    --------------  --------------
        (50,010)       (126,611)          (39,500)        (68,481)          (29,680)       (813,557)
 --------------  --------------    --------------  --------------    --------------  --------------


             --       3,692,685        33,984,935         484,781                --      17,653,998
       (776,321)     (3,014,859)               --        (718,167)       (4,497,688)    (20,054,588)
 --------------  --------------    --------------  --------------    --------------  --------------

       (776,321)        677,826        33,984,935        (233,386)       (4,497,688)     (2,400,590)
 --------------  --------------    --------------  --------------    --------------  --------------
        136,104      (1,740,726)       35,111,982      (1,693,396)       (5,607,050)     (6,452,375)

      3,985,287       5,726,013         2,218,370       3,911,766         9,350,999      15,803,374
 --------------  --------------    --------------  --------------    --------------  --------------
 $    4,121,391  $    3,985,287    $   37,330,352  $    2,218,370    $    3,743,949  $    9,350,999
 ==============  ==============    ==============  ==============    ==============  ==============

 $        1,064  $       (1,858)   $        2,382  $       (3,512)   $       33,291  $         (271)
 ==============  ==============    ==============  ==============    ==============  ==============

        300,002         300,002           250,002         250,002           450,002         700,002
             --         200,000         2,700,000          50,000                --         650,000
        (50,000)       (200,000)               --         (50,000)         (250,000)       (900,000)
 --------------  --------------    --------------  --------------    --------------  --------------
        250,002         300,002         2,950,002         250,002           200,002         450,002
 ==============  ==============    ==============  ==============    ==============  ==============


See Notes to Financial Statements                  Page 113

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                                                           FIRST TRUST JAPAN                    FIRST TRUST SOUTH KOREA
                                                         ALPHADEX(R) FUND (FJP)                  ALPHADEX(R) FUND (FKO)
                                                  ------------------------------------    ------------------------------------
                                                    FOR THE SIX                             FOR THE SIX
                                                    MONTHS ENDED        FOR THE YEAR        MONTHS ENDED        FOR THE YEAR
                                                     6/30/2016             ENDED             6/30/2016             ENDED
                                                    (UNAUDITED)          12/31/2015         (UNAUDITED)          12/31/2015
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS:
Net investment income (loss)....................  $      1,010,312    $      1,165,480    $         35,280    $         10,598
Net realized gain (loss)........................        (3,465,321)          4,111,252            (392,755)            (17,347)
Net increase from payment by the advisor........                --                  --                  --                  --
Net change in unrealized appreciation
   (depreciation)...............................           350,754          (2,753,354)            399,299            (229,869)
                                                  ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting
   from operations..............................        (2,104,255)          2,523,378              41,824            (236,618)
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................          (812,820)         (1,114,866)            (40,551)             (6,612)
Return of capital...............................                --                  --                  --             (17,109)
                                                  ----------------    ----------------    ----------------    ----------------
Total distributions to shareholders.............          (812,820)         (1,114,866)            (40,551)            (23,721)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................       118,304,887         193,530,188                  --           1,307,694
Cost of shares redeemed.........................       (49,474,111)       (136,462,959)         (1,116,247)         (1,191,426)
                                                  ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................        68,830,776          57,067,229          (1,116,247)            116,268
                                                  ----------------    ----------------    ----------------    ----------------
Total increase (decrease) in net assets.........        65,913,701          58,475,741          (1,114,974)           (144,071)
NET ASSETS:
Beginning of period.............................        96,713,632          38,237,891           3,433,872           3,577,943
                                                  ----------------    ----------------    ----------------    ----------------
End of period...................................  $    162,627,333    $     96,713,632    $      2,318,898    $      3,433,872
                                                  ================    ================    ================    ================
Accumulated net investment income (loss)
   at end of period.............................  $        160,008    $        (37,484)   $        (12,462)   $         (7,191)
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         2,050,002             850,002             150,002             150,002
Shares sold.....................................         2,600,000           3,950,000                  --              50,000
Shares redeemed.................................        (1,100,000)         (2,750,000)            (50,000)            (50,000)
                                                  ----------------    ----------------    ----------------    ----------------
Shares outstanding, end of period...............         3,550,002           2,050,002             100,002             150,002
                                                  ================    ================    ================    ================


Page 114                See Notes to Financial Statements

 FIRST TRUST DEVELOPED MARKETS      FIRST TRUST EMERGING MARKETS          FIRST TRUST GERMANY
  EX-US ALPHADEX(R) FUND (FDT)         ALPHADEX(R) FUND (FEM)            ALPHADEX(R) FUND (FGM)
 ------------------------------    ------------------------------    ------------------------------
  FOR THE SIX                       FOR THE SIX                       FOR THE SIX
  MONTHS ENDED    FOR THE YEAR      MONTHS ENDED    FOR THE YEAR      MONTHS ENDED    FOR THE YEAR
   6/30/2016         ENDED           6/30/2016         ENDED           6/30/2016         ENDED
  (UNAUDITED)      12/31/2015       (UNAUDITED)      12/31/2015       (UNAUDITED)      12/31/2015
 --------------  --------------    --------------  --------------    --------------  --------------

 $    1,875,884  $    1,999,346    $    2,135,980  $    6,444,623    $    1,858,567  $    2,248,015
     (3,971,509)     (1,423,662)       (9,906,126)    (45,366,672)       (7,515,276)     (7,521,327)
             --              --                --              --                --              --

     (3,189,460)     (3,992,794)       14,761,672      30,417,799        (4,086,367)     (7,875,964)
 --------------  --------------    --------------  --------------    --------------  --------------

     (5,285,085)     (3,417,110)        6,991,526      (8,504,250)       (9,743,076)    (13,149,276)
 --------------  --------------    --------------  --------------    --------------  --------------

     (1,653,986)     (2,132,827)       (1,119,600)     (5,758,411)       (1,760,666)     (2,218,103)
             --        (595,757)               --         (92,400)               --        (422,998)
 --------------  --------------    --------------  --------------    --------------  --------------
     (1,653,986)     (2,728,584)       (1,119,600)     (5,850,811)       (1,760,666)     (2,641,101)
 --------------  --------------    --------------  --------------    --------------  --------------

     93,325,960     126,647,717         6,433,958       4,486,699                --     237,160,459
   (116,228,598)    (61,059,211)      (13,567,548)   (352,115,357)      (52,666,671)    (89,973,452)
 --------------  --------------    --------------  --------------    --------------  --------------

    (22,902,638)     65,588,506        (7,133,590)   (347,628,658)      (52,666,671)    147,187,007
 --------------  --------------    --------------  --------------    --------------  --------------
    (29,841,709)     59,442,812        (1,261,664)   (361,983,719)      (64,170,413)    131,396,630

    167,953,220     108,510,408       114,925,238     476,908,957       189,111,347      57,714,717
 --------------  --------------    --------------  --------------    --------------  --------------
 $  138,111,511  $  167,953,220    $  113,663,574  $  114,925,238    $  124,940,934  $  189,111,347
 ==============  ==============    ==============  ==============    ==============  ==============

 $     (113,147) $     (335,045)   $      907,457  $     (108,923)   $       97,574  $         (327)
 ==============  ==============    ==============  ==============    ==============  ==============

      3,602,000       2,302,000         6,350,002      22,150,002         5,200,002       1,600,002
      2,000,000       2,500,000           350,000         200,000                --       6,100,000
     (2,550,000)     (1,200,000)         (800,000)    (16,000,000)       (1,600,000)     (2,500,000)
 --------------  --------------    --------------  --------------    --------------  --------------
      3,052,000       3,602,000         5,900,002       6,350,002         3,600,002       5,200,002
 ==============  ==============    ==============  ==============    ==============  ==============


                        See Notes to Financial Statements               Page 115

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                                                           FIRST TRUST CANADA                    FIRST TRUST AUSTRALIA
                                                        ALPHADEX(R) FUND (FCAN)                 ALPHADEX(R) FUND (FAUS)
                                                  ------------------------------------    ------------------------------------
                                                    FOR THE SIX                             FOR THE SIX
                                                    MONTHS ENDED        FOR THE YEAR        MONTHS ENDED        FOR THE YEAR
                                                     6/30/2016             ENDED             6/30/2016             ENDED
                                                    (UNAUDITED)          12/31/2015         (UNAUDITED)          12/31/2015
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS:
Net investment income (loss)....................  $         36,685    $        233,546    $         33,851    $         54,704
Net realized gain (loss)........................        (3,255,229)        (11,537,211)           (234,590)            (65,478)
Net increase from payment by the advisor........                --                  --                  --                  --
Net change in unrealized appreciation
   (depreciation)...............................         3,886,100           4,501,375             485,733              29,470
                                                  ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting
   from operations..............................           667,556          (6,802,290)            284,994              18,696
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................           (31,280)           (170,075)            (40,831)            (50,737)
Return of capital...............................                --                  --                  --                  --
                                                  ----------------    ----------------    ----------------    ----------------
Total distributions to shareholders.............           (31,280)           (170,075)            (40,831)            (50,737)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................         2,216,164          78,172,121                  --           1,293,435
Cost of shares redeemed.........................        (2,304,811)       (99,326,568)                  --                  --
                                                  ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................           (88,647)        (21,154,447)                 --           1,293,435
                                                  ----------------    ----------------    ----------------    ----------------
Total increase (decrease) in net assets.........           547,629         (28,126,812)            244,163           1,261,394
NET ASSETS:
Beginning of period.............................         6,451,762          34,578,574           2,709,897           1,448,503
                                                  ----------------    ----------------    ----------------    ----------------
End of period...................................  $      6,999,391    $      6,451,762    $      2,954,060    $      2,709,897
                                                  ================    ================    ================    ================
Accumulated net investment income (loss)
   at end of period.............................  $          4,760    $           (645)   $         (4,384)   $          2,596
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........           300,002           1,100,002             100,002              50,002
Shares sold.....................................           100,000           2,600,000                  --              50,000
Shares redeemed.................................          (100,000)         (3,400,000)                 --                  --
                                                  ----------------    ----------------    ----------------    ----------------
Shares outstanding, end of period...............           300,002             300,002             100,002             100,002
                                                  ================    ================    ================    ================


Page 116                  See Notes to Financial Statements

   FIRST TRUST UNITED KINGDOM            FIRST TRUST TAIWAN              FIRST TRUST HONG KONG
     ALPHADEX(R) FUND (FKU)            ALPHADEX(R) FUND (FTW)            ALPHADEX(R) FUND (FHK)
 ------------------------------    ------------------------------    ------------------------------
  FOR THE SIX                       FOR THE SIX                       FOR THE SIX
  MONTHS ENDED    FOR THE YEAR      MONTHS ENDED    FOR THE YEAR      MONTHS ENDED    FOR THE YEAR
   6/30/2016         ENDED           6/30/2016         ENDED           6/30/2016         ENDED
  (UNAUDITED)      12/31/2015       (UNAUDITED)      12/31/2015       (UNAUDITED)      12/31/2015
 --------------  --------------    --------------  --------------    --------------  --------------

 $    2,194,965  $    6,317,349    $       (7,385) $      225,905    $       85,382  $    4,223,257
    (22,901,123)     (2,863,470)         (463,922)     (1,390,287)      (45,666,817)    (34,680,741)
             --              --                --              --                --           9,113

    (10,372,314)    (13,988,883)          629,532         354,035        25,587,451     (25,454,550)
 --------------  --------------    --------------  --------------    --------------  --------------

    (31,078,472)    (10,535,004)          158,225        (810,347)      (19,993,984)    (55,902,921)
 --------------  --------------    --------------  --------------    --------------  --------------

     (1,868,436)     (6,551,602)               --        (229,703)         (240,002)     (4,346,102)
             --              --                --         (20,000)               --              --
 --------------  --------------    --------------  --------------    --------------  --------------
     (1,868,436)     (6,551,602)               --        (249,703)         (240,002)     (4,346,102)
 --------------  --------------    --------------  --------------    --------------  --------------

             --     387,984,773                --       7,200,974                --     254,662,279
    (56,703,839)   (225,077,316)       (1,358,988)    (27,697,147)     (113,300,402)    (92,997,611)
 --------------  --------------    --------------  --------------    --------------  --------------

    (56,703,839)    162,907,457        (1,358,988)    (20,496,173)     (113,300,402)    161,664,668
 --------------  --------------    --------------  --------------    --------------  --------------
    (89,650,747)    145,820,851        (1,200,763)    (21,556,223)     (133,534,388)    101,415,645

    210,650,565      64,829,714         5,770,529      27,326,752       141,619,638      40,203,993
 --------------  --------------    --------------  --------------    --------------  --------------
 $  120,999,818  $  210,650,565    $    4,569,766  $    5,770,529    $    8,085,250  $  141,619,638
 ==============  ==============    ==============  ==============    ==============  ==============

 $      313,696  $      (12,833)   $      (11,949) $       (4,564)   $         (761) $      153,859
 ==============  ==============    ==============  ==============    ==============  ==============

      5,250,002       1,650,002           200,002         750,002         4,200,002       1,050,002
             --       9,000,000                --         200,000                --       5,800,000
     (1,600,000)     (5,400,000)          (50,000)       (750,000)       (3,950,000)     (2,650,000)
 --------------  --------------    --------------  --------------    --------------  --------------
      3,650,002       5,250,002           150,002         200,002           250,002       4,200,002
 ==============  ==============    ==============  ==============    ==============  ==============


                        See Notes to Financial Statements               Page 117

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                                                        FIRST TRUST SWITZERLAND           FIRST TRUST DEVELOPED MARKETS EX-US
                                                         ALPHADEX(R) FUND (FSZ)            SMALL CAP ALPHADEX(R) FUND (FDTS)
                                                  ------------------------------------    ------------------------------------
                                                    FOR THE SIX                             FOR THE SIX
                                                    MONTHS ENDED        FOR THE YEAR        MONTHS ENDED        FOR THE YEAR
                                                     6/30/2016             ENDED             6/30/2016             ENDED
                                                    (UNAUDITED)          12/31/2015         (UNAUDITED)          12/31/2015
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS:
Net investment income (loss)....................  $      2,609,034    $      3,055,789    $         59,251    $         90,415
Net realized gain (loss)........................       (12,472,882)         (6,517,540)           (167,953)           (187,946)
Net increase from payment by the advisor........                --                  --                  --                  --
Net change in unrealized appreciation
   (depreciation)...............................         3,593,543          (3,180,619)            (19,020)            302,204
                                                  ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting
   from operations..............................        (6,270,305)         (6,642,370)           (127,722)            204,673
                                                  ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................        (2,641,477)         (3,025,161)            (57,861)           (114,581)
Return of capital...............................                --                  --                  --                  --
                                                  ----------------    ----------------    ----------------    ----------------
Total distributions to shareholders.............        (2,641,477)         (3,025,161)            (57,861)           (114,581)
                                                  ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................         2,025,420         288,130,790                  --           5,233,624
Cost of shares redeemed.........................       (61,489,919)       (139,944,101)                 --          (5,072,555)
                                                  ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets
   resulting from shareholder transactions......       (59,464,499)        148,186,689                  --             161,069
                                                  ----------------    ----------------    ----------------    ----------------
Total increase (decrease) in net assets.........       (68,376,281)        138,519,158            (185,583)            251,161
NET ASSETS:
Beginning of period.............................       191,851,415          53,332,257           6,664,824           6,413,663
                                                  ----------------    ----------------    ----------------    ----------------
End of period...................................  $    123,475,134    $    191,851,415    $      6,479,241    $      6,664,824
                                                  ================    ================    ================    ================
Accumulated net investment income (loss)
   at end of period.............................  $        (31,398)   $          1,045    $         (8,249)   $         (9,639)
                                                  ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         4,800,002           1,400,002             200,002             200,002
Shares sold.....................................            50,000           6,900,000                  --             150,000
Shares redeemed.................................        (1,650,000)         (3,500,000)                 --            (150,000)
                                                  ----------------    ----------------    ----------------    ----------------
Shares outstanding, end of period...............         3,200,002           4,800,002             200,002             200,002
                                                  ================    ================    ================    ================



Page 118                See Notes to Financial Statements

  FIRST TRUST EMERGING MARKETS          FIRST TRUST EUROZONE
SMALL CAP ALPHADEX(R) FUND (FEMS)      ALPHADEX(R) ETF (FEUZ)
 ------------------------------    ------------------------------
  FOR THE SIX                       FOR THE SIX
  MONTHS ENDED    FOR THE YEAR      MONTHS ENDED    FOR THE YEAR
   6/30/2016         ENDED           6/30/2016         ENDED
  (UNAUDITED)      12/31/2015       (UNAUDITED)      12/31/2015
 --------------  --------------    --------------  --------------

 $      749,674  $      867,951    $      136,256  $      124,483
     (1,070,069)     (7,178,595)         (463,902)    (13,628,895)
             --              --                --              --

      5,287,420         114,129          (236,116)     17,571,167
 --------------  --------------    --------------  --------------

      4,967,025      (6,196,515)         (563,762)      4,066,755
 --------------  --------------    --------------  --------------

       (608,041)       (880,885)         (119,951)       (103,260)
             --         (94,432)               --         (47,756)
 --------------  --------------    --------------  --------------
       (608,041)       (975,317)         (119,951)       (151,016)
 --------------  --------------    --------------  --------------

     35,525,014       9,162,200                --      34,945,701
     (3,776,666)    (18,105,200)       (3,010,939)   (365,994,987)
 --------------  --------------    --------------  --------------

     31,748,348      (8,943,000)       (3,010,939)   (331,049,286)
 --------------  --------------    --------------  --------------
     36,107,332     (16,114,832)       (3,694,652)   (327,133,547)

     24,683,902      40,798,734        11,079,763     338,213,310
 --------------  --------------    --------------  --------------
 $   60,791,234  $   24,683,902    $    7,385,111  $   11,079,763
 ==============  ==============    ==============  ==============

 $      114,721  $      (26,912)   $       10,893  $       (5,412)
 ==============  ==============    ==============  ==============

        900,002       1,250,002           350,002      10,950,002
      1,300,000         250,000                --       1,100,000
       (150,000)       (600,000)         (100,000)    (11,700,000)
 --------------  --------------    --------------  --------------
      2,050,002         900,002           250,002         350,002
 ==============  ==============    ==============  ==============


                        See Notes to Financial Statements               Page 119

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                    4/18/2011 (a)
                                        6/30/2016       ---------------------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013           2012        12/31/2011
                                      --------------    ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    27.72       $    27.93     $    27.89     $    27.53     $    22.88     $    29.83
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.30             0.55           0.41           0.54           0.44           0.30
Net realized and unrealized gain
   (loss)                                     0.00 (b)        (0.28)          0.78           0.48           4.65          (6.76)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              0.30             0.27           1.19           1.02           5.09          (6.46)
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.26)           (0.22)         (1.06)         (0.66)         (0.44)         (0.36)
Return of capital                               --            (0.26)         (0.09)            --             --          (0.13)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.26)           (0.48)         (1.15)         (0.66)         (0.44)         (0.49)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    27.76       $    27.72     $    27.93     $    27.89     $    27.53     $    22.88
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (c)                              1.07%            0.97%          4.23%          3.83%         22.54%        (21.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $   31,923       $   36,036     $   30,727     $   57,167     $   13,765     $    2,288
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (d)        0.80%          0.80%          0.80%          0.80%          0.80% (d)
Ratio of net investment income (loss)
   to average net assets                      2.19% (d)        1.55%          1.46%          1.48%          1.39%          1.60% (d)
Portfolio turnover rate (e)                     52%             127%           186%           118%           105%            49%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 120                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                    4/18/2011 (a)
                                        6/30/2016       ---------------------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013           2012        12/31/2011
                                      --------------    ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    29.61       $    29.50     $    33.10     $    25.68     $    21.60     $    29.10
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.50             0.62           0.70           0.45           0.54           0.51
Net realized and unrealized gain
   (loss)                                    (2.28)            0.14          (3.58)          7.49           4.10          (7.52)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations             (1.78)            0.76          (2.88)          7.94           4.64          (7.01)
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.50)           (0.65)         (0.72)         (0.52)         (0.56)         (0.49)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    27.33       $    29.61     $    29.50     $    33.10     $    25.68     $    21.60
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             (6.02)%           2.53%         (8.90)%        31.33% (c)     21.98%        (24.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  286,923       $  408,613     $  277,286     $  405,481     $   30,821     $    5,399
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (d)        0.80%          0.80%          0.80%          0.80%          0.80% (d)
Ratio of net investment income (loss)
   to average net assets                      3.32% (d)        2.12%          2.39%          0.78%          1.51%          2.81% (d)
Portfolio turnover rate (e)                     59%             118%           106%            94%            74%            27%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $42,521, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 121

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                    4/18/2011 (a)
                                        6/30/2016       ---------------------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013           2012        12/31/2011
                                      --------------    ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    13.28       $    19.09     $    23.43     $    26.60     $    24.24     $    29.70
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.21             0.40           0.73           0.48           0.86           0.76
Net realized and unrealized gain
   (loss)                                     3.20            (5.90)         (4.32)         (3.17)          2.30          (5.63)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              3.41            (5.50)         (3.59)         (2.69)          3.16          (4.87)
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.20)           (0.26)         (0.75)         (0.48)         (0.80)         (0.59)
Return of capital                               --            (0.05)            --             --             --             --
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.20)           (0.31)         (0.75)         (0.48)         (0.80)         (0.59)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    16.49       $    13.28     $    19.09     $    23.43     $    26.60     $    24.24
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             25.58%          (29.08)%       (15.80)%       (10.17)%        13.35%        (16.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    4,121       $    3,985     $    5,726     $    8,202     $    9,309     $    2,424
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.81% (d)      0.80%          0.80% (c)
Ratio of net investment income (loss)
   to average net assets                      2.67% (c)        2.36%          3.11%          2.10%          3.24%          3.97% (c)
Portfolio turnover rate (e)                     37%             129%           103%           138%           117%            54%

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                    4/18/2011 (a)
                                        6/30/2016       ---------------------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013           2012        12/31/2011
                                      --------------    ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $     8.87       $    15.65     $    19.45     $    23.42     $    23.04     $    29.69
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.17             0.36           0.78           0.53           0.92           0.43
Net realized and unrealized gain
   (loss)                                     3.77            (6.80)         (3.84)         (3.97)          0.38          (6.79)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              3.94            (6.44)         (3.06)         (3.44)          1.30          (6.36)
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.16)           (0.33)         (0.74)         (0.53)         (0.92)         (0.29)
Return of capital                               --            (0.01)            --             --             --             --
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.16)           (0.34)         (0.74)         (0.53)         (0.92)         (0.29)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    12.65       $     8.87     $    15.65     $    19.45     $    23.42     $    23.04
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             44.31%          (41.80)%       (16.40)%       (14.72)%         5.80%        (21.43)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $   37,330       $    2,218     $    3,912     $    5,835     $    5,856     $    6,912
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.81% (d)      0.80%          0.81% (d)      0.81% (d)      0.80% (c)
Ratio of net investment income (loss)
   to average net assets                      3.60% (c)        2.90%          4.04%          2.40%          3.87%          2.71% (c)
Portfolio turnover rate (e)                      9%             106%           104%            85%            98%            46%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.80%. (e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 122                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                    4/18/2011 (a)
                                        6/30/2016       ---------------------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013           2012        12/31/2011
                                      --------------    ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    20.78       $    22.58     $    23.56     $    24.74     $    19.67     $    29.90
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.32             0.85           0.58           0.62           0.35           0.45
Net realized and unrealized gain
   (loss)                                    (2.23)           (1.80)         (1.00)         (1.13)          5.09         (10.23)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations             (1.91)           (0.95)         (0.42)         (0.51)          5.44          (9.78)
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.15)           (0.85)         (0.56)         (0.67)         (0.35)         (0.45)
Return of capital                               --               --             --             --          (0.02)            --
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.15)           (0.85)         (0.56)         (0.67)         (0.37)         (0.45)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    18.72       $    20.78     $    22.58     $    23.56     $    24.74     $    19.67
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             (9.20)% (c)      (4.37)%        (1.68)%        (1.63)%        28.05% (c)    (33.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    3,744       $    9,351     $   15,803     $    4,711     $    3,712     $    2,950
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (d)        0.80%          0.80%          0.80%          0.80%          0.80% (d)
Ratio of net investment income (loss)
   to average net assets                      3.15% (d)        3.85%          2.04%          2.12%          1.77%          2.56% (d)
Portfolio turnover rate (e)                    136%             177%            79%           110%           117%            60%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) For the six months ended June 30, 2016 and the year ended December 31, 2012, the Fund received a reimbursement from the advisor in the amount of $9,330 and $787, respectively, which represents $0.03 per share and less than $0.01 per share, respectively. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 123

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                    4/18/2011 (a)
                                        6/30/2016       ---------------------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013           2012        12/31/2011
                                      --------------    ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    47.18       $    44.99     $    46.02     $    35.49     $    37.81     $    39.90
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.27             0.46           0.49 (b)       0.33           0.55           0.17
Net realized and unrealized gain
   (loss)                                    (1.43)            2.13          (1.03)         10.53          (2.29)         (2.03)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations             (1.16)           2.59          (0.54)          10.86          (1.74)          (1.86)
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.21)          (0.40)         (0.49)          (0.33)         (0.58)          (0.23)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    45.81       $    47.18     $    44.99     $    46.02     $    35.49     $    37.81
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (c)                             (2.45)%           5.73%         (1.22)%        30.66% (d)     (4.60)%        (4.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  162,627       $   96,714     $   38,238     $  103,550     $    1,774     $    3,781
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (e)        0.80%          0.80%          0.80%          0.80%          0.80% (e)
Ratio of net investment income (loss)
   to average net assets                      1.23% (e)        0.99%          1.06%          0.91%          1.41%          0.61% (e)
Portfolio turnover rate (f)                     31%             105%           148%            51%           127%            43%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d) The Fund received a reimbursement from the advisor in the amount of $7,227, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(e)   Annualized.

(f) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 124                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

                                        SIX MONTHS                                                                FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                   4/18/2011 (a)
                                        6/30/2016       ---------------------------------------------------------    THROUGH
                                       (UNAUDITED)          2015           2014           2013           2012       12/31/2011
                                      --------------    ------------   ------------   ------------   ------------  ------------
Net asset value, beginning of period    $    22.89       $    23.85     $    27.85     $    26.34     $    22.70    $    30.11
                                        ----------       ----------     ----------     ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.33             0.09           0.07 (b)       0.04           0.16         (0.10)
Net realized and unrealized gain
   (loss)                                     0.38            (0.81)         (3.83)          1.67           3.73         (6.74)
                                        ----------       ----------     ----------     ----------     ----------    ----------
Total from investment operations              0.71            (0.72)         (3.76)          1.71           3.89         (6.84)
                                        ----------       ----------     ----------     ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.41)           (0.07)         (0.20)         (0.20)         (0.16)        (0.13)
Return of capital                               --            (0.17)         (0.04)            --          (0.09)        (0.44)
                                        ----------       ----------     ----------     ----------     ----------    ----------
Total distributions                          (0.41)           (0.24)         (0.24)         (0.20)         (0.25)        (0.57)
                                        ----------       ----------     ----------     ----------     ----------    ----------
Net asset value, end of period          $    23.19       $    22.89     $    23.85     $    27.85     $    26.34    $    22.70
                                        ==========       ==========     ==========     ==========     ==========    ==========
TOTAL RETURN (c)                              2.99%           (3.11)%       (13.60)%         6.54%         17.32%       (22.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    2,319       $    3,434     $    3,578     $    5,570     $    2,634    $    1,135
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (d)        0.80%          0.80%          0.80%          0.80%         0.80% (d)
Ratio of net investment income (loss)
   to average net assets                      2.65% (d)        0.32%          0.25%         (0.09)%         0.63%        (0.32)% (d)
Portfolio turnover rate (e)                     52%             138%            97%            66%            79%          123%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 125

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                    4/18/2011 (a)
                                        6/30/2016       ---------------------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013           2012        12/31/2011
                                      --------------    ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    46.63       $    47.14     $    50.96     $    43.93     $    38.37     $    49.13
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.53             0.65           0.73           0.80           0.73           0.50
Net realized and unrealized gain
   (loss)                                    (1.44)           (0.31)         (3.72)          7.20           5.69         (10.69)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations             (0.91)            0.34          (2.99)          8.00           6.42         (10.19)
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.47)           (0.66)         (0.83)         (0.97)         (0.86)         (0.42)
Return of capital                               --            (0.19)            --             --             --          (0.15)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.47)           (0.85)         (0.83)         (0.97)         (0.86)         (0.57)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    45.25       $    46.63     $    47.14     $    50.96     $    43.93     $    38.37
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             (1.95)%           0.67%         (5.98)%        18.40% (c)     16.97%        (20.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  138,112       $  167,953     $  108,510     $  147,877     $   92,349     $   17,345
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (d)        0.80%          0.80%          0.80%          0.80%          0.80% (d)
Ratio of net investment income (loss)
   to average net assets                      2.20% (d)        1.36%          1.43%          1.58%          1.83%          1.31% (d)
Portfolio turnover rate (e)                     64%             115%           115%           109%           161%            67%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $15,029, which was less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 126                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                    4/18/2011 (a)
                                        6/30/2016       ---------------------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013           2012        12/31/2011
                                      --------------    ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    18.10       $    21.53     $    24.55     $    26.11     $    22.11     $    29.05
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.36             0.68           0.62           0.62           0.56           0.25
Net realized and unrealized gain
   (loss)                                     1.00            (3.46)         (3.03)         (1.53)          4.02          (6.98)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              1.36            (2.78)         (2.41)         (0.91)          4.58          (6.73)
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.19)           (0.64)         (0.61)         (0.65)         (0.58)         (0.21)
Return of capital                               --            (0.01)            --             --             --             --
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.19)           (0.65)         (0.61)         (0.65)         (0.58)         (0.21)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    19.27       $    18.10     $    21.53     $    24.55     $    26.11     $    22.11
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                              7.50%          (13.11)%       (10.04)%        (3.35)%        21.03% (c)    (23.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  113,664       $  114,925     $  476,909     $  330,136     $  129,224     $   23,216
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (d)        0.80%          0.80%          0.80%          0.80%          0.80% (d)
Ratio of net investment income (loss)
   to average net assets                      4.14% (d)        2.29%          2.76%          2.01%          2.62%          3.09% (d)
Portfolio turnover rate (e)                     71%             112%           116%           132%           145%            56%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $5,335, which was less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 127

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

                                        SIX MONTHS                                                  FOR THE PERIOD
                                          ENDED                  YEAR ENDED DECEMBER 31,             2/14/2012 (a)
                                        6/30/2016       ------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013        12/31/2012
                                      --------------    ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    36.37       $    36.07     $    41.48     $    33.42     $    30.00
                                        ----------       ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.51             0.35           0.62           0.60           0.35
Net realized and unrealized gain
   (loss)                                    (1.69)            0.36          (5.34)          8.12           3.48
                                        ----------       ----------     ----------     ----------     ----------
Total from investment operations             (1.18)            0.71          (4.72)          8.72           3.83
                                        ----------       ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.48)           (0.34)         (0.69)         (0.66)         (0.33)
Return of capital                               --            (0.07)            --             --          (0.08)
                                        ----------       ----------     ----------     ----------     ----------
Total distributions                          (0.48)           (0.41)         (0.69)         (0.66)         (0.41)
                                        ----------       ----------     ----------     ----------     ----------
Net asset value, end of period          $    34.71       $    36.37     $    36.07     $    41.48     $    33.42
                                        ==========       ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             (3.26)%           1.94%        (11.60)%        26.61%         13.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  124,941       $  189,111     $   57,715     $   47,702     $    5,013
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss)
   to average net assets                      2.61% (c)        1.34%          1.92%          1.43%          1.51% (c)
Portfolio turnover rate (d)                     67%              90%            83%            50%            52%

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

                                        SIX MONTHS                                                  FOR THE PERIOD
                                          ENDED                  YEAR ENDED DECEMBER 31,             2/14/2012 (a)
                                        6/30/2016       ------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013        12/31/2012
                                      --------------    ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    21.51       $    31.44     $    36.11     $    31.62     $    29.85
                                        ----------       ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.11             0.27           0.75           0.53           0.30
Net realized and unrealized gain
   (loss)                                     1.80           (10.00)         (4.62)          4.43           1.85
                                        ----------       ----------     ----------     ----------     ----------
Total from investment operations              1.91            (9.73)         (3.87)          4.96           2.15
                                        ----------       ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.09)           (0.20)         (0.80)         (0.47)         (0.38)
                                        ----------       ----------     ----------     ----------     ----------
Net asset value, end of period          $    23.33       $    21.51     $    31.44     $    36.11     $    31.62
                                        ==========       ==========     ==========     ==========     ==========
TOTAL RETURN (b)                              8.91%          (30.98)%       (10.86)%        15.75%          7.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    6,999       $    6,452     $   34,579     $   77,628     $    7,904
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss)
   to average net assets                      1.01% (c)        1.32%          1.44%          2.08%          1.36% (c)
Portfolio turnover rate (d)                     50%             166%           103%            47%            66%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 128                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

                                        SIX MONTHS                                                  FOR THE PERIOD
                                          ENDED                  YEAR ENDED DECEMBER 31,             2/14/2012 (a)
                                        6/30/2016       ------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013        12/31/2012
                                      --------------    ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    27.10       $    28.97     $    29.99     $    31.21     $    30.00
                                        ----------       ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.34             0.98           1.16           0.62           1.24
Net realized and unrealized gain
   (loss)                                     2.51            (2.05)         (0.67)         (0.78)          1.53
                                        ----------       ----------     ----------     ----------     ----------
Total from investment operations              2.85            (1.07)          0.49          (0.16)          2.77
                                        ----------       ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.41)           (0.80)         (1.51)         (1.06)         (1.56)
                                        ----------       ----------     ----------     ----------     ----------
Net asset value, end of period          $    29.54       $    27.10     $    28.97     $    29.99     $    31.21
                                        ==========       ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             10.57%           (3.68)%         1.47%         (0.61)%         9.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    2,954       $    2,710     $    1,449     $    1,500     $    3,121
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss)
   to average net assets                      2.49% (c)        3.64%          3.65%          3.10%          4.63% (c)
Portfolio turnover rate (d)                     48%             101%            99%            92%            62%

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

                                        SIX MONTHS                                                  FOR THE PERIOD
                                          ENDED                  YEAR ENDED DECEMBER 31,             2/14/2012 (a)
                                        6/30/2016       ------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013        12/31/2012
                                      --------------    ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    40.12       $    39.29     $    42.46     $    34.03     $    30.12
                                        ----------       ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.55             1.04           1.20           0.92           0.83
Net realized and unrealized gain
   (loss)                                    (7.06)            0.85          (3.08)          8.50           3.94
                                        ----------       ----------     ----------     ----------     ----------
Total from investment operations             (6.51)            1.89          (1.88)          9.42           4.77
                                        ----------       ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.46)           (1.06)         (1.29)         (0.99)         (0.86)
                                        ----------       ----------     ----------     ----------     ----------
Net asset value, end of period          $    33.15       $    40.12     $    39.29     $    42.46     $    34.03
                                        ==========       ==========     ==========     ==========     ==========
TOTAL RETURN (b)                            (16.27)%           4.75%         (4.53)%        28.17%         16.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  121,000       $  210,651     $   64,830     $   27,598     $    6,807
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss)
   to average net assets                      2.74% (c)        2.97%          2.67%          2.74%          3.07% (c)
Portfolio turnover rate (d)                     56%              91%            67%            63%            42%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 129

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

                                        SIX MONTHS                                                  FOR THE PERIOD
                                          ENDED                  YEAR ENDED DECEMBER 31,             2/14/2012 (a)
                                        6/30/2016       ------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013        12/31/2012
                                      --------------    ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    28.85       $    36.44     $    31.82     $    29.50     $    30.00
                                        ----------       ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 (0.06)            1.13           0.08           0.49           0.68
Net realized and unrealized gain
   (loss)                                     1.67            (7.47)          4.73           2.38          (0.49)
                                        ----------       ----------     ----------     ----------     ----------
Total from investment operations              1.61            (6.34)          4.81           2.87           0.19
                                        ----------       ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           --            (1.15)         (0.03)         (0.49)         (0.57)
Return of capital                               --            (0.10)         (0.16)         (0.06)         (0.12)
                                        ----------       ----------     ----------     ----------     ----------
Total distributions                             --            (1.25)         (0.19)         (0.55)         (0.69)
                                        ----------       ----------     ----------     ----------     ----------
Net asset value, end of period          $    30.46       $    28.85     $    36.44     $     31.82    $    29.50
                                        ==========       ==========     ==========     ==========     ==========
TOTAL RETURN (b)                              5.58%          (17.56)%        15.13%          9.80%          0.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    4,570       $    5,771     $   27,327     $    1,591     $    1,475
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss)
   to average net assets                     (0.28)% (c)       1.59%          0.55%          1.61%          2.84% (c)
Portfolio turnover rate (d)                     34%             133%            26%            70%            85%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 130                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

                                        SIX MONTHS                                                  FOR THE PERIOD
                                          ENDED                  YEAR ENDED DECEMBER 31,             2/14/2012 (a)
                                        6/30/2016       -------------------------------------------     THROUGH
                                       (UNAUDITED)          2015            2014           2013        12/31/2012
                                      --------------    ------------    ------------   ------------   ------------
Net asset value, beginning of period    $    33.72       $    38.29      $    38.60     $    34.57     $    30.19
                                        ----------       ----------      ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.93             0.78            1.20           0.92           0.70
Net realized and unrealized gain
   (loss)                                    (1.35)           (4.35)          (0.58)          3.98           4.52
                                        ----------       ----------      ----------     ----------     ----------
Total from investment operations             (0.42)           (3.57)           0.62           4.90           5.22
                                        ----------       ----------      ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.96)           (1.00)          (0.93)         (0.87)         (0.84)
                                        ----------       ----------      ----------     ----------     ----------
Net asset value, end of period          $    32.34       $    33.72      $    38.29     $    38.60     $    34.57
                                        ==========       ==========      ==========     ==========     ==========
TOTAL RETURN (b)                             (1.02)%          (9.51)% (c)      1.63%         14.42%         17.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    8,085       $  141,620      $   40,204     $    3,860     $    1,728
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.82%(d)(e)      0.81% (e)       0.80%          0.80%          0.80% (d)
Ratio of net investment income (loss)
   to average net assets                      0.58%(d)         2.82%           5.30%          2.23%          2.56% (d)
Portfolio turnover rate (f)                    153%             106%             43%            57%            46%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $9,113, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(d)   Annualized.

(e) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.80%.

(f) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 131

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

                                        SIX MONTHS                                                  FOR THE PERIOD
                                          ENDED                  YEAR ENDED DECEMBER 31,             2/14/2012 (a)
                                        6/30/2016       ------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013        12/31/2012
                                      --------------    ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    39.97       $    38.09     $    40.79     $    32.38     $    30.11
                                        ----------       ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.78             0.44           0.56           0.82           0.47
Net realized and unrealized gain
   (loss)                                    (1.37)            1.87          (2.54)          8.38           2.47
                                        ----------       ----------     ----------     ----------     ----------
Total from investment operations             (0.59)            2.31          (1.98)          9.20           2.94
                                        ----------       ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.79)           (0.43)         (0.48)         (0.79)         (0.67)
Return of capital                               --               --          (0.24)            --             --
                                        ----------       ----------     ----------     ----------     ----------
Total distributions                          (0.79)           (0.43)         (0.72)         (0.79)         (0.67)
                                        ----------       ----------     ----------     ----------     ----------
Net asset value, end of period          $    38.59       $    39.97     $    38.09     $    40.79     $    32.38
                                        ==========       ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             (1.48)%           6.06%         (5.06)%        28.89%         10.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  123,475       $  191,851     $   53,332     $   26,510     $    4,857
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss)
   to average net assets                      3.62% (c)        1.82%          0.86%          1.58%          1.86% (c)
Portfolio turnover rate (d)                     48%              82%            72%            49%            36%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 132                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

                                        SIX MONTHS                                                  FOR THE PERIOD
                                          ENDED                  YEAR ENDED DECEMBER 31,             2/15/2012 (a)
                                        6/30/2016       ------------------------------------------     THROUGH
                                       (UNAUDITED)          2015           2014           2013        12/31/2012
                                      --------------    ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    33.32       $    32.07     $    36.63     $    30.49     $    30.48
                                        ----------       ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.30             0.45           0.57           0.49           0.65
Net realized and unrealized gain
   (loss)                                    (0.93)            1.37          (4.30)          6.31           0.37
                                        ----------       ----------     ----------     ----------     ----------
Total from investment operations             (0.63)            1.82          (3.73)          6.80           1.02
                                        ----------       ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.29)           (0.57)         (0.83)         (0.66)         (1.01)
                                        ----------       ----------     ----------     ----------     ----------
Net asset value, end of period          $    32.40       $    33.32     $    32.07     $    36.63     $    30.49
                                        ==========       ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             (1.89)%           5.65%        (10.36)%        22.56%          3.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    6,479       $    6,665     $    6,414     $    3,663     $    1,525
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss)
   to average net assets                      1.87% (c)        1.31%          1.54%          1.82%          2.41% (c)
Portfolio turnover rate (d)                     64%             137%           137%           171%           183%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 133

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

                                        SIX MONTHS                                                    FOR THE PERIOD
                                          ENDED                    YEAR ENDED DECEMBER 31,             2/15/2012 (a)
                                        6/30/2016         ------------------------------------------     THROUGH
                                       (UNAUDITED)            2015           2014           2013        12/31/2012
                                      --------------      ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    27.43         $    32.64     $    35.44     $    34.16     $    30.27
                                        ----------         ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.39               0.71           0.62           0.50           0.59
Net realized and unrealized gain
   (loss)                                     2.13              (5.03)         (2.29)          1.42           3.98
                                        ----------         ----------     ----------     ----------     ----------
Total from investment operations              2.52              (4.32)         (1.67)          1.92           4.57
                                        ----------         ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.30)             (0.80)         (1.08)         (0.64)         (0.68)
Return of capital                               --              (0.09)         (0.05)            --             --
                                        ----------         ----------     ----------     ----------     ----------
Total distributions                          (0.30)             (0.89)         (1.13)         (0.64)         (0.68)
                                        ----------         ----------     ----------     ----------     ----------
Net asset value, end of period          $    29.65         $    27.43     $    32.64     $    35.44     $    34.16
                                        ==========         ==========     ==========     ==========     ==========
TOTAL RETURN (b)                              9.20%            (13.39)%        (4.89)%         5.65%         15.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $   60,791         $   24,684     $   40,799     $   51,391     $    1,708
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.84% (c) (e)      0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss)
   to average net assets                      3.66% (c)          2.53%          2.11%          1.84%          2.53% (c)
Portfolio turnover rate (d)                     58%               151%           174%           144%           162%

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

                                        SIX MONTHS                    FOR THE PERIOD
                                          ENDED             YEAR      10/21/2014 (a)
                                        6/30/2016          ENDED         THROUGH
                                       (UNAUDITED)       12/31/2015     12/31/2014
                                      --------------    ------------   ------------

Net asset value, beginning of period    $    31.66       $    30.89     $    30.55
                                        ----------       ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.54             0.34           0.01
Net realized and unrealized gain
   (loss)                                    (2.18)            0.77           0.34
                                        ----------       ----------     ----------
Total from investment operations             (1.64)            1.11           0.35
                                        ----------       ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.48)           (0.23)         (0.01)
Return of capital                               --            (0.11)            --
                                        ----------       ----------     ----------
Total distributions                          (0.48)           (0.34)         (0.01)
                                        ----------       ----------     ----------
Net asset value, end of period          $    29.54       $    31.66     $    30.89
                                        ==========       ==========     ==========
TOTAL RETURN (b)                             (5.15)%           3.54%          1.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    7,385       $   11,080     $  338,213
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80% (c)
Ratio of net investment income (loss)
   to average net assets                      3.11% (c)        0.30%          0.08% (c)
Portfolio turnover rate (d)                     50%              21%             2%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions. (e) Ratio reflects foreign capital gain tax expense of 0.04% which is not covered under the annual unitary management fee.


Page 134                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following nineteen funds (each a "Fund" and collectively, the "Funds"), including the exchange on which they are listed and traded:

      First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund - (The Nasdaq Stock
        Market LLC ("Nasdaq") ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (Nasdaq ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (Nasdaq ticker "FLN")
      First Trust Brazil AlphaDEX(R) Fund - (Nasdaq ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (Nasdaq ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (Nasdaq ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (Nasdaq ticker "FKO")
      First Trust Developed Markets ex-US AlphaDEX(R) Fund - (Nasdaq ticker
        "FDT")
      First Trust Emerging Markets AlphaDEX(R) Fund - (Nasdaq ticker "FEM") First Trust Germany AlphaDEX(R) Fund - (Nasdaq ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (Nasdaq ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FAUS") First Trust United Kingdom AlphaDEX(R) Fund - (Nasdaq ticker "FKU") First Trust Taiwan AlphaDEX(R) Fund - (Nasdaq ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (Nasdaq ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (Nasdaq ticker "FSZ")
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (Nasdaq
        ticker "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (Nasdaq ticker
        "FEMS")
      First Trust Eurozone AlphaDEX(R) ETF - (Nasdaq ticker "FEUZ")

Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund              NASDAQ AlphaDEX(R) Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX(R) Fund                             NASDAQ AlphaDEX(R) Europe Index
First Trust Latin America AlphaDEX(R) Fund                      NASDAQ AlphaDEX(R) Latin America Index
First Trust Brazil AlphaDEX(R) Fund                             NASDAQ AlphaDEX(R) Brazil Index
First Trust China AlphaDEX(R) Fund                              NASDAQ AlphaDEX(R) China Index
First Trust Japan AlphaDEX(R) Fund                              NASDAQ AlphaDEX(R) Japan Index
First Trust South Korea AlphaDEX(R) Fund                        NASDAQ AlphaDEX(R) South Korea Index
First Trust Developed Markets ex-US AlphaDEX(R) Fund            NASDAQ AlphaDEX(R) Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX(R) Fund                   NASDAQ AlphaDEX(R) Emerging Markets Index
First Trust Germany AlphaDEX(R) Fund                            NASDAQ AlphaDEX(R) Germany Index
First Trust Canada AlphaDEX(R) Fund                             NASDAQ AlphaDEX(R) Canada Index
First Trust Australia AlphaDEX(R) Fund                          NASDAQ AlphaDEX(R) Australia Index
First Trust United Kingdom AlphaDEX(R) Fund                     NASDAQ AlphaDEX(R) United Kingdom Index
First Trust Taiwan AlphaDEX(R) Fund                             NASDAQ AlphaDEX(R) Taiwan Index
First Trust Hong Kong AlphaDEX(R) Fund                          NASDAQ AlphaDEX(R) Hong Kong Index
First Trust Switzerland AlphaDEX(R) Fund                        NASDAQ AlphaDEX(R) Switzerland Index
First Trust Developed Markets ex-US Small Cap                   NASDAQ AlphaDEX(R) Developed Markets
  AlphaDEX(R) Fund                                                Ex-US Small Cap Index
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund         NASDAQ AlphaDEX(R) Emerging Markets Small Cap Index
First Trust Eurozone AlphaDEX(R) ETF                            NASDAQ AlphaDEX(R) Eurozone Index


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts ("REITs") and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.


Page 136


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are


                                                                        Page 137


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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2016, only FEP, FJP, FDT and FEM have securities in the securities lending program. During the six months ended June 30, 2016, FEP, FJP, FDT, FEM, FGM, FCAN and FHK participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreement held by the Funds at June 30, 2016, was received as collateral for lending securities.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

F. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

G. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended December 31, 2015 was as follows:


                                                                     Distributions      Distributions        Distributions
                                                                       paid from          paid from            paid from
                                                                       Ordinary            Capital             Return of
                                                                        Income              Gains               Capital
                                                                   ----------------   ----------------     ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                    $   285,561         $     --             $ 333,790
First Trust Europe AlphaDEX(R) Fund                                     8,338,436               --                    --
First Trust Latin America AlphaDEX(R) Fund                                106,934               --                19,677
First Trust Brazil AlphaDEX(R) Fund                                        66,001               --                 2,480
First Trust China AlphaDEX(R) Fund                                        813,557               --                    --
First Trust Japan AlphaDEX(R) Fund                                      1,114,866               --                    --
First Trust South Korea AlphaDEX(R) Fund                                    6,612               --                17,109
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                    2,132,827               --               595,757
First Trust Emerging Markets AlphaDEX(R) Fund                           5,758,411               --                92,400
First Trust Germany AlphaDEX(R) Fund                                    2,218,103               --               422,998
First Trust Canada AlphaDEX(R) Fund                                       170,075               --                    --
First Trust Australia AlphaDEX(R) Fund                                     50,737               --                    --
First Trust United Kingdom AlphaDEX(R) Fund                             6,551,602               --                    --
First Trust Taiwan AlphaDEX(R) Fund                                       229,703               --                20,000
First Trust Hong Kong AlphaDEX(R) Fund                                  4,346,102               --                    --
First Trust Switzerland AlphaDEX(R) Fund                                3,025,161               --                    --
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund            114,581               --                    --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                   880,885               --                94,432
First Trust Eurozone AlphaDEX(R) ETF                                      103,260               --                47,756


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

As of December 31, 2015, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         Accumulated              Net
                                                                     Undistributed       Capital and          Unrealized
                                                                       Ordinary             Other            Appreciation
                                                                        Income           Gain (Loss)        (Depreciation)
                                                                   ----------------   ----------------     ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                    $        --       $ (6,667,605)        $ (2,714,325)
First Trust Europe AlphaDEX(R) Fund                                       374,886        (98,976,903)         (12,703,696)
First Trust Latin America AlphaDEX(R) Fund                                     --         (4,679,547)            (966,726)
First Trust Brazil AlphaDEX(R) Fund                                            --         (3,976,044)          (1,504,237)
First Trust China AlphaDEX(R) Fund                                             --         (3,695,047)          (1,851,473)
First Trust Japan AlphaDEX(R) Fund                                             --         (5,730,453)          (5,863,587)
First Trust South Korea AlphaDEX(R) Fund                                       --           (687,413)            (295,846)
First Trust Developed Markets ex-US AlphaDEX(R) Fund                           --        (24,919,769)          (5,020,360)
First Trust Emerging Markets AlphaDEX(R) Fund                                  --        (71,605,842)         (19,891,576)
First Trust Germany AlphaDEX(R) Fund                                           --         (8,345,858)         (13,617,098)
First Trust Canada AlphaDEX(R) Fund                                            --        (11,388,045)          (3,921,021)
First Trust Australia AlphaDEX(R) Fund                                     18,742           (400,316)             (77,652)
First Trust UK AlphaDEX(R) Fund                                                --         (9,643,647)         (18,642,805)
First Trust Taiwan AlphaDEX(R) Fund                                            --         (1,250,558)            (880,987)
First Trust Hong Kong AlphaDEX(R) Fund                                    153,859        (25,831,559)         (28,042,518)
First Trust Switzerland AlphaDEX(R) Fund                                    1,045        (11,845,129)          (9,073,102)
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund              1,800         (1,120,112)               12,554
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                        --        (13,946,755)          (3,395,086)
First Trust Eurozone AlphaDEX(R) ETF                                           --           (716,032)            (250,086)

H. INCOME AND OTHER TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain countries assess a capital gains tax on securities sold in their local markets. The capital gains tax paid on securities sold is included in "Foreign capital gains tax" on the Statements of Operations.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2012, 2013, 2014 and 2015 remain open to federal and state audit. As of June 30, 2016, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At December 31, 2015, for federal income tax purposes, each Fund had capital loss carryforwards available that are shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

                                                                     Non-Expiring
                                                                     Capital Loss
                                                                       Available
                                                                   ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                    $ 6,657,765
First Trust Europe AlphaDEX(R) Fund                                    98,976,903
First Trust Latin America AlphaDEX(R) Fund                              4,677,689
First Trust Brazil AlphaDEX(R) Fund                                     3,972,532
First Trust China AlphaDEX(R) Fund                                      3,694,776
First Trust Japan AlphaDEX(R) Fund                                      5,696,965
First Trust South Korea AlphaDEX(R) Fund                                  687,413
First Trust Developed Markets ex-US AlphaDEX(R) Fund                   24,916,711
First Trust Emerging Markets AlphaDEX(R) Fund                          71,496,919
First Trust Germany AlphaDEX(R) Fund                                    8,345,531
First Trust Canada AlphaDEX(R) Fund                                    11,387,400
First Trust Australia AlphaDEX(R) Fund                                    400,316
First Trust United Kingdom AlphaDEX(R) Fund                             9,630,814
First Trust Taiwan AlphaDEX(R) Fund                                     1,245,994
First Trust Hong Kong AlphaDEX(R) Fund                                 25,831,559
First Trust Switzerland AlphaDEX(R) Fund                               11,845,129
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund          1,120,112
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                13,946,755
First Trust Eurozone AlphaDEX(R) ETF                                      716,032

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2015, the Funds incurred and elected to defer net ordinary losses as follows:

                                                                    Ordinary Losses
                                                                   ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                    $     9,840
First Trust Europe AlphaDEX(R) Fund                                            --
First Trust Latin America AlphaDEX(R) Fund                                  1,858
First Trust Brazil AlphaDEX(R) Fund                                         3,512
First Trust China AlphaDEX(R) Fund                                            271
First Trust Japan AlphaDEX(R) Fund                                         33,488
First Trust South Korea AlphaDEX(R) Fund                                       --
First Trust Developed Markets ex-US AlphaDEX(R) Fund                        3,058
First Trust Emerging Markets AlphaDEX(R) Fund                             108,923
First Trust Germany AlphaDEX(R) Fund                                          327
First Trust Canada AlphaDEX(R) Fund                                           645
First Trust Australia AlphaDEX(R) Fund                                         --
First Trust United Kingdom AlphaDEX(R) Fund                                12,833
First Trust Taiwan AlphaDEX(R) Fund                                         4,564
First Trust Hong Kong AlphaDEX(R) Fund                                         --
First Trust Switzerland AlphaDEX(R) Fund                                       --
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund                 --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                        --
First Trust Eurozone AlphaDEX(R) ETF                                           --

I. EXPENSES

Expenses that are directly related to the Funds are charged to the Advisor pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Nasdaq ("Licensor") for the Funds. The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)


 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.80% of each Fund's average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.

During the six months ended June 30, 2016, FCA received a payment from the Advisor of $9,330 in connection with a trade error. During the year ended December 31, 2015, FHK received a payment from the Advisor of $9,113 in connection with a trade error.

The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2016, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                       Purchases               Sales
                                                                    ----------------      ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                    $ 16,806,596          $ 18,314,364
First Trust Europe AlphaDEX(R) Fund                                    180,907,555           182,198,183
First Trust Latin America AlphaDEX(R) Fund                               1,477,693             2,029,304
First Trust Brazil AlphaDEX(R) Fund                                     34,556,968               682,671
First Trust China AlphaDEX(R) Fund                                       6,093,129             6,588,332
First Trust Japan AlphaDEX(R) Fund                                      47,850,793            49,014,723
First Trust South Korea AlphaDEX(R) Fund                                 1,440,142             2,541,143
First Trust Developed Markets ex-US AlphaDEX(R) Fund                    95,202,514            96,402,536
First Trust Emerging Markets AlphaDEX(R) Fund                           63,915,111            64,569,505
First Trust Germany AlphaDEX(R) Fund                                    85,840,992            85,854,576
First Trust Canada AlphaDEX(R) Fund                                      3,644,786             3,642,254
First Trust Australia AlphaDEX(R) Fund                                   1,320,999             1,332,136
First Trust United Kingdom AlphaDEX(R) Fund                             89,993,031            89,739,742
First Trust Taiwan AlphaDEX(R) Fund                                      1,838,165             3,223,599
First Trust Hong Kong AlphaDEX(R) Fund                                  64,364,077            63,688,561
First Trust Switzerland AlphaDEX(R) Fund                                71,035,288            71,283,408
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund           4,101,176             4,132,195
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                 39,428,138            24,199,932
First Trust Eurozone AlphaDEX(R) ETF                                     4,360,581             4,403,969


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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

For the six months ended June 30, 2016, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                       Purchases               Sales
                                                                    ----------------      ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                    $         --          $  2,209,878
First Trust Europe AlphaDEX(R) Fund                                      8,660,857            98,340,453
First Trust Latin America AlphaDEX(R) Fund                                      --               180,567
First Trust Brazil AlphaDEX(R) Fund                                             --                    --
First Trust China AlphaDEX(R) Fund                                              --             4,001,263
First Trust Japan AlphaDEX(R) Fund                                     119,534,543            49,922,182
First Trust South Korea AlphaDEX(R) Fund                                        --                    --
First Trust Developed Markets ex-US AlphaDEX(R) Fund                    81,945,776           103,288,894
First Trust Emerging Markets AlphaDEX(R) Fund                            2,605,265             8,611,712
First Trust Germany AlphaDEX(R) Fund                                            --            52,808,292
First Trust Canada AlphaDEX(R) Fund                                      2,212,286             2,301,425
First Trust Australia AlphaDEX(R) Fund                                          --                    --
First Trust United Kingdom AlphaDEX(R) Fund                                     --            56,666,428
First Trust Taiwan AlphaDEX(R) Fund                                             --                    --
First Trust Hong Kong AlphaDEX(R) Fund                                          --           114,247,024
First Trust Switzerland AlphaDEX(R) Fund                                 2,009,397            61,639,376
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund                  --                    --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                 17,718,078             1,895,039
First Trust Eurozone AlphaDEX(R) ETF                                            --             2,993,432

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.


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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                                        Creation             Redemption
                                                                    Transaction Fees      Transaction Fees
                                                                    ----------------      ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                     $    3,500            $    3,500
First Trust Europe AlphaDEX(R) Fund                                         4,500                 4,500
First Trust Latin America AlphaDEX(R) Fund                                  2,500                 2,500
First Trust Brazil AlphaDEX(R) Fund                                         2,500                 2,500
First Trust China AlphaDEX(R) Fund                                          2,000                 2,000
First Trust Japan AlphaDEX(R) Fund                                          1,000                 1,000
First Trust South Korea AlphaDEX(R) Fund                                    1,500                 1,500
First Trust Developed Markets ex-US AlphaDEX(R) Fund                        5,800                 5,800
First Trust Emerging Markets AlphaDEX(R) Fund                               7,300                 7,300
First Trust Germany AlphaDEX(R) Fund                                        1,000                 1,000
First Trust Canada AlphaDEX(R) Fund                                           500                   500
First Trust Australia AlphaDEX(R) Fund                                      1,200                 1,200
First Trust United Kingdom AlphaDEX(R) Fund                                   500                   500
First Trust Taiwan AlphaDEX(R) Fund                                         1,600                 1,600
First Trust Hong Kong AlphaDEX(R) Fund                                      1,600                 1,600
First Trust Switzerland AlphaDEX(R) Fund                                    1,000                 1,000
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund              7,500                 7,500
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                     9,000                 9,000
First Trust Eurozone AlphaDEX(R) ETF                                        3,700                 3,700

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements.


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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II.

The following summarizes some of the risks that should be considered for the Funds. Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

Each Fund's shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

You should anticipate that the value of each Fund's shares will decline more or less in correlation with any decline in the value of the Fund's corresponding Index.

Each Fund's return may not match the return of the Fund's corresponding Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Fund's corresponding Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Fund's corresponding Index or the ratios between the securities included in the Index.

Each Fund is exposed to additional market risk due to the Funds' policy of investing principally in the securities included in each Fund's corresponding Index. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Fund's corresponding Index.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended.

Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issues.

The Funds rely on a license with the Index Provider that permits the Funds to use the Index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Funds. Such license may be terminated by the Index Provider and, as a result, the Funds may lose their ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust for use by the Funds. Accordingly in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Funds.


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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may invest in Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

The Funds are not actively managed. The Funds invests in securities included in or representative of its Index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Each Fund is subject to the risk of inflation, which is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Because each Fund's NAV is determined on the basis of U.S. dollars and the Funds invest in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Certain of the Funds invest significantly in companies located in, or with significant operations in, the European Union ("EU"). Continuing uncertainty as to the status of the Euro and the European Monetary Union and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the values of a Fund's portfolio investments. The United Kingdom's referendum on June 23, 2016 to leave the European Union (known as "Brexit") sparked depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the United Kingdom's economy, including: possible inflation or recession, continued depreciation of the pound, or disruption to Britain's trading arrangements with the rest of Europe. The United Kingdom is one of the EU's largest economies; its departure also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, trigging prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region).

Certain of the Fund invest in securities issued by companies located in, or with significant operations in, the United Kingdom. Investments in British issuers may subject the Funds to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. The result of the Brexit vote immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. It is expected that the United Kingdom's exit from the EU will take place within two years after the United Kingdom formally notifies the European Council of its intention to withdraw. However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.

Certain of the Funds currently intend to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in such a Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Exchange-traded funds are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the Fund level. Because certain of the Funds currently intend to effect a significant portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gains on these sales by such a Fund will generally cause the Fund to recognize gains it might not otherwise have recognized, or to recognize such gains sooner than would otherwise be required if it were to distribute portfolio securities in-kind. Such Funds generally intend to distribute these gains to shareholders to avoid being taxed on these gains at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. Brazil may also impose higher local tax rates on transactions involving certain companies. In addition, these factors may result in wider spreads between the bid and the offered prices of a Fund's shares than for more conventional exchange-traded funds.


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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

The First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund invests in securities issued by companies operating in the Asia Pacific region. The Fund is more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia Pacific region than a fund that is more geographically diversified. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region. The Fund invests heavily in companies operating in South Korea and Hong Kong. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. Hong Kong companies are subject to risks related to Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

The First Trust Europe AlphaDEX(R) Fund and First Trust Eurozone AlphaDEX(R) ETF invest in securities issued by companies operating in Europe. The Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In addition, European corporations, and other entities with significant markets or operations in Europe (whether or not in the participating countries), face strategic challenges as these entities adapt to a single transnational currency. The Euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences.

The First Trust Latin America AlphaDEX(R) Fund invests in securities issued by companies operating in Latin America. The Fund is therefore subject to certain risks associated specifically with this region. The value of Fund shares may be adversely affected by political, economic, and social instability; inadequate investor protection; changes in laws or regulations of countries within Latin America; international relations with other nations; natural disasters; corruption and military activity. The economies of many Latin American countries differ from the economies of more developed countries in many respects. Certain Latin American countries are highly dependent upon and may be affected by developments in the United States, Europe and other Latin American economies. The Fund invests heavily in companies operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.

The First Trust Brazil AlphaDEX(R) Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

The First Trust China AlphaDEX(R) Fund may invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Therefore, H shares may be susceptible to greater price fluctuations. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the


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ADDITIONAL INFORMATION (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Chinese securities may also be subject to greater restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like China.

The First Trust Japan AlphaDEX(R) Fund, First Trust Developed Markets ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund and First Trust Emerging Markets Small Cap AlphaDEX(R) Fund invest in common stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

The First Trust South Korea AlphaDEX(R) Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. South Korean securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like South Korea.

The First Trust Germany AlphaDEX(R) Fund invests in securities of companies that are domiciled or operating in Germany. Investing in securities of German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

The First Trust Canada AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Canada. Investing in securities of Canadian companies may involve additional risks. The Canadian and U.S. economies are closely integrated and Canada therefore relies on significant investment from U.S. sources. As a major producer of forest products, metals, agricultural products and energy-related products, Canada is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Continued demands by the Province of Quebec for sovereignty could significantly affect the Canadian market, particularly if such demands are met. In addition, a small number of industries represent a large portion of the Canadian market.

The First Trust Australia AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Australia. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.

The First Trust United Kingdom AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in a country that is part of the United Kingdom (i.e., England, Ireland, Scotland and Wales) and is therefore subject to certain risks associated with the United Kingdom and Europe as a whole. The United Kingdom is a member of the EU, and consequently, is a part of one of the largest common markets in the world. However, Brexit, the continued implementation of the EU provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and the rest of Europe and their effect on securities issued by United Kingdom companies impossible to predict. Despite the fact that the United Kingdom did not convert to the Euro, the European sovereign debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the United Kingdom and the surrounding region.


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ADDITIONAL INFORMATION (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

The First Trust Taiwan AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in the Taiwan. Certain characteristics of Taiwan's economy and geographic location also subject the Fund to certain risks. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan's economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan's geographic proximity to the People's Republic of China and Taiwan's history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

The First Trust Hong Kong AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Hong Kong and is therefore subject to certain risks associated specifically with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

The First Trust Switzerland AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Switzerland and is therefore subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Fund invests.

Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. Some of these risks may include, but are not limited to, the following: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of a Fund's investments;
(iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make distribution payments to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease a Fund's return. These risks may be more pronounced to the extent that a Fund invests a significant amount of its assets in companies located in one country. Additionally, these risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Each Fund is subject to financial companies risk. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

The First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Developed Markets ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, and First Trust Emerging Markets Small Cap AlphaDEX(R) Fund invest in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.


                                                                        Page 149


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ADDITIONAL INFORMATION (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

The First Trust Latin America AlphaDEX(R) Fund and First Trust Brazil AlphaDEX(R) Fund invest in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

The First Trust Germany AlphaDEX(R) Fund invests in the securities of companies in the consumer discretionary sector. Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Brazil AlphaDEX(R) Fund invests in the securities of companies in the materials sector. Companies in the materials sector are involved in the extracting or processing of raw materials. General risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, and First Trust Taiwan AlphaDEX(R) Fund invest in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

The First Trust Eurozone AlphaDEX(R) ETF currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of the market during the period affected.

              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following nineteen series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust Developed Markets ex-US AlphaDEX(R) Fund (FDT)
      First Trust Emerging Markets AlphaDEX(R) Fund (FEM)
      First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund (FPA)
      First Trust Europe AlphaDEX(R) Fund (FEP)
      First Trust Latin America AlphaDEX(R) Fund (FLN)
      First Trust Brazil AlphaDEX(R) Fund (FBZ)
      First Trust China AlphaDEX(R) Fund (FCA)
      First Trust Japan AlphaDEX(R) Fund (FJP)
      First Trust South Korea AlphaDEX(R) Fund (FKO)
      First Trust Germany AlphaDEX(R) Fund (FGM)
      First Trust Canada AlphaDEX(R) Fund (FCAN)
      First Trust Australia AlphaDEX(R) Fund (FAUS)
      First Trust United Kingdom AlphaDEX(R) Fund (FKU)
      First Trust Taiwan AlphaDEX(R) Fund (FTW)
      First Trust Hong Kong AlphaDEX(R) Fund (FHK)
      First Trust Switzerland AlphaDEX(R) Fund (FSZ)
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS) First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)
      First Trust Eurozone AlphaDEX(R) ETF (FEUZ)


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ADDITIONAL INFORMATION (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2017 at a meeting held on June 13, 2016. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2016 and June 13, 2016, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of each Fund as compared to expense ratios of the funds in the Fund's MPI Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at a special meeting held on April 22, 2016, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 13, 2016 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds. The Board considered the background and experience of the persons responsible for the day-to-day management of the Funds. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective and policies. In addition, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 22, 2016 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund's investment objective and policies.

The Board considered the unitary fee rate payable by each Fund under the Agreements for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the MPI Peer Groups, as well as advisory fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee and because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total (net) expense ratio of the peer funds in its respective MPI Peer Group. With respect to the MPI Peer Groups, the Board discussed with representatives of the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.


                                                                        Page 151


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ADDITIONAL INFORMATION (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2016 (UNAUDITED)

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2015 regarding the correlation between each Fund's performance and that of its then current underlying index and each Fund's excess return as compared to its benchmark index. The Board noted that during 2015, each Fund, except FEUZ, changed its underlying index to an index developed and maintained by The NASDAQ OMX Group, Inc. using the AlphaDEX(R) stock selection methodology. Because each new underlying index commenced in 2014 or 2015, there was limited performance information for each index. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between each Fund's performance and that of its underlying index. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to its respective MPI Peer Group and to one or more broad-based benchmarks, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it expects its expenses to increase over the next twelve months as the Advisor continues to make investments in personnel and infrastructure. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2015 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis, and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board also considered the Advisor's compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.


Page 152


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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

--------------------------------------------------------------------------------

     INVESTMENT ADVISOR
     First Trust Advisors L.P.
     120 East Liberty Drive, Suite 400
     Wheaton, IL 60187


     ADMINISTRATOR, CUSTODIAN
     FUND ACCOUNTANT &
     TRANSFER AGENT
     Brown Brothers Harriman & Co.
     50 Post Office Square
     Boston, MA 02110


     INDEPENDENT REGISTERED
     PUBLIC ACCOUNTING FIRM
     Deloitte & Touche LLP
     111 S. Wacker Drive
     Chicago, IL 60606


     LEGAL COUNSEL
     Chapman and Cutler LLP
     111 W. Monroe Street
     Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     First Trust Exchange-Traded AlphaDEX(R) Fund II
               ---------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 22, 2016
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 22, 2016
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By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 22, 2016
     -----------------

* Print the name and title of each signing officer under his or her signature.